Rule 497(b)
                                                      Registration No. 333-68963


                              GRADISON GROWTH TRUST
                         Gradison Established Value Fund
                          Gradison Growth & Income Fund
                         Gradison Opportunity Value Fund
                           Gradison International Fund
                   GRADISON-McDONALD MUNICIPAL CUSTODIAN TRUST
                       Gradison Ohio Tax-Free Income Fund
                      GRADISON-McDONALD CASH RESERVES TRUST
                        Gradison U.S. Government Reserves
                            GRADISON CUSTODIAN TRUST
                         Gradison Government Income Fund

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

         The Gradison Funds will host a Special Meeting of Shareholders on March 5, 1999, at 9:30 a.m., Eastern Time. This will be a joint meeting for the shareholders of each of the Gradison Funds. The Special Meeting will be held at the Gradison Funds' offices, 580 Walnut Street, Cincinnati, Ohio. At the meeting, we will ask shareholders of each Fund to vote on:

          1. A proposal to reorganize each Gradison Fund into a corresponding fund of The Victory Portfolios.

          2. A proposal to approve a new Investment Advisory Agreement between each Gradison Fund and McDonald Investments Inc.

          3.   A proposal  to approve a new  Investment  Sub-Advisory  Agreement
               between  McDonald   Investments   Inc.  and  Blairlogie   Capital
               Management (Gradison International Fund only).

          4.   Any other business properly brought before the meeting.

By Order of the Boards of Trustees
Richard M. Wachterman, Secretary
580 Walnut Street
Cincinnati, Ohio 45202

January 28, 1999

Important Information to Help You Understand the Proposals on Which You Are Being Asked to Vote.


          Please read the entire proxy statement. Below is a brief overview of the matters to be voted upon. Your vote is important. If you have questions regarding the proposals please call your Investment Consultant or Gradison Mutual Funds at (513) 579-5700 in the Cincinnati area or 800-869-5999 outside of Cincinnati. We appreciate the confidence you have placed in the Gradison Funds and look forward to helping you achieve your financial goals through investment in The Victory Portfolios.


What proposals am I being asked to vote on?


          You are being asked to vote on the following proposals:


          1. To reorganize each Gradison Fund into a corresponding fund of The Victory Portfolios.


          2. To approve a New Investment Advisory Agreement between each Gradison Fund and McDonald Investments Inc. (McDonald).


          3. If you are a shareholder of the Gradison International Fund, you are also being asked to vote on a proposal to approve a new Investment Sub-Advisory Agreement between McDonald and Blairlogie Capital Management (Blairlogie), on behalf of the International Fund.


          GRADISON  FUNDS  REORGANIZING  INTO NEW VICTORY FUNDS
          - As of Close of Business on April 1, 1999
          Old Gradison Fund                   New Victory Fund Gradison
          -----------------                   -------------------------
          U.S.  Government  Reserves          Gradison  Government Reserves Fund
                                              -Class G Shares
          Gradison Established Value Fund     Established Value Fund-Class G
                                              Shares

          GRADISON FUNDS REORGANIZING INTO NEW CLASS OF EXISTING VICTORY FUNDS
          - As of Close of Business on March 26, 1999

          Old Gradison Fund                   Victory Fund
          -----------------                   ------------
          Gradison Government Income Fund     Fund for Income-Class  G Shares*
          Gradison Ohio Tax-Free Income Fund  Ohio Municipal Bond Fund-Class G
                                              Shares
          Gradison Growth & Income Fund       Diversified Stock Fund-Class G
                                              Shares
          Gradison Opportunity Value Fund     Special Growth Fund-Class G
                                              Shares**
          Gradison International Fund         International Growth Fund-Class G
                                              Shares

* Effective no later than the time of the reorganization, the Victory Fund for Income will be managed in substantially the same manner as the Gradison Government Income Fund has been managed.

** Effective no later than the time of the reorganization, the Victory Special Growth Fund will change its name to the Victory Small Company Opportunity Fund and be managed in substantially the same manner as the Gradison Opportunity Value Fund has been managed.


Has my Fund's Board of Trustees approved the Reorganization?


          Yes. The Board unanimously approved the reorganization on November 6, 1998, and recommends that you vote to approve the reorganization. The Board of The Victory Portfolios approved the reorganization on December 11, 1998.

Why is the Reorganization being recommended?

          The merger of McDonald with KeyCorp brought together two mutual fund families, the Gradison Funds and The Victory Portfolios, under a single management structure. The Boards of both the Gradison Funds and The Victory Portfolios recognized that several of the Gradison and Victory Funds have substantially similar investment objectives and policies.

          The reorganization is expected to produce a number of benefits for some or all of the Funds, including:

          o    Reducing investor confusion and eliminating duplicate operational
               and   administrative   costs   associated   with   operating  and
               maintaining two separate mutual fund families

          o Enabling you to exchange your Victory Fund shares for shares of any other Victory Fund without the payment of a sales charge.

          o Facilitating administrative, portfolio management, distribution, shareholder service and other operating efficiencies.


Will the portfolio manager of my Fund change as a result of the reorganization?

          The current portfolio managers of certain Gradison Funds will continue to manage or co-manage those Funds after the reorganization, as noted below. The current portfolio managers of Key Asset Management Inc. (or its sub-adviser) will advise the Victory Ohio Municipal Bond Fund, Victory Diversified Stock Fund and Victory International Growth Fund with which Gradison Ohio Tax-Free Income Fund, Gradison Growth & Income Fund and Gradison International Fund, respectively, will be reorganized.


GRADISON FUNDS REORGANIZING INTO NEW VICTORY FUNDS

Gradison Fund                    New Victory Fund                 Portfolio Manager
-------------                    ----------------                 -----------------
U.S. Government Reserves         Gradison Government Reserves     Steven Wesselkamper**
                                 Fund
Established Value Fund           Established Value Fund*          William Leugers**, Daniel Shick**


GRADISON FUNDS MERGING INTO NEW CLASS OF EXISTING VICTORY FUNDS

Gradison Fund                     Victory Fund                 Portfolio Manager
-------------                     ------------                 -----------------
Government Income Fund            Fund for Income              Thomas Seay**
Opportunity Value Fund            Special Growth Fund*         William Leugers,** Daniel Shick**
Ohio Tax-Free Income Fund         Ohio Municipal Bond Fund     Stephen Dilbone,** Paul Toft***
Growth & Income Fund              Diversified Stock Fund       Lawrence Babin,*** Conrad Metz,***
International Fund                International Growth Fund    Leslie Globits***



* Gary Miller, a Portfolio Manager with McDonald, will become a Co-Portfolio Manager of the Victory Established Value Fund and the Victory Special Growth Fund.
**   Currently a Gradison portfolio manager.
***  Currently a Victory portfolio manager.


Will the fees and expenses of my Fund increase?

          Gradison Fund shareholders will exchange their shares for the Class G Shares of a similar Victory Fund with expenses (after fee waivers and permitted reimbursements) that are no higher than your current Gradison Fund expenses. These expenses will be maintained at a rate no higher than the expense ratios of the Gradison Funds as of December 31, 1998, for a period of at least two years after the reorganization.


Will I or my Fund have to pay federal income taxes as a result of the reorganization?

          No. Neither you nor the Victory or Gradison Funds will have any federal income tax liability solely as a result of the reorganization. Your current cost basis will remain the same.

Will any sales load, sales commission or other fee be imposed on my shares in connection with the reorganization?

          No.


What happens if the reorganization is approved and I do not wish to participate in the reorganization?

          If you do not wish to participate in the reorganization, you must redeem your shares of the Gradison Funds before the reorganization date, as shown below. Please note that redeeming your shares may result in you incurring a tax liability.



    GRADISON FUND                               REDEEM BY:
    Gradison U.S. Government Reserves           Before 12:00 p.m., April 1, 1999
    Gradison Established Value Fund             Before 4:00 p.m., April 1, 1999

    Gradison Government Income Fund             Before 4:00 p.m., March 26, 1999
    Gradison Ohio Tax-Free Income Fund          Before 4:00 p.m., March 26, 1999
    Gradison Growth & Income Fund               Before 4:00 p.m., March 26, 1999
    Gradison Opportunity Value Fund             Before 4:00 p.m., March 26, 1999
    Gradison International Fund                 Before 4:00 p.m., March 26, 1999


When will the Shareholder Meeting be held?

          A Shareholder Meeting will be held on March 5, 1999.


Why am I being asked to approve a new Investment Advisory Agreement with McDonald Investments Inc.?

          You are being asked to approve a new Investment Advisory Agreement because the merger of McDonald's corporate parent with KeyCorp caused the agreement to terminate. The Board of Trustees of your Fund has acted to permit the agreement to continue, but your approval of the Investment Advisory Agreement with McDonald Investments, Inc. is necessary to permit McDonald to continue to act as investment adviser until the time of the reorganization. Your approval also permits McDonald to act in that capacity in the event that the reorganization is not approved. Your approval of the Investment Advisory Agreement also is necessary in order to allow McDonald to receive McDonald Investment advisory fees for the period since the merger of McDonald's corporate parent with KeyCorp.


Why am I, as a shareholder of Gradison International Fund, being asked to approve a new Investment Sub-Advisory Agreement for the International Fund with Blairlogie Capital Management?

          You are being asked to approve this agreement because the merger of McDonald's corporate parent with KeyCorp caused it to terminate. In addition, Blairlogie has announced that it will be acquired, which also would cause the Investment Sub-Advisory Agreement to terminate. The Board of Trustees of your Fund has acted to permit the agreement to continue, but your approval of the Investment Sub-Advisory Agreement with Blairlogie is necessary to permit Blairlogie to continue to act as investment sub-adviser until the time of the reorganization. Your approval also permits Blairlogie to act in that capacity in the event that the reorganization is not approved. Your approval of the Investment Sub-Advisory Agreement also is necessary in order to allow McDonald to pay Blairlogie investment sub-advisory fees for the period since the merger of McDonald's corporate parent with KeyCorp.


I have received other proxies from Gradison. Is this a duplicate? Do I have to vote again?

          This is NOT a duplicate proxy. You must vote separately for each account you have with the Gradison Funds.

How do I vote my shares?

          You can vote your shares by completing and signing the enclosed proxy card(s), and mailing them in the enclosed postage paid envelope. You may also vote your shares by phone at 800-786-8764 or by fax at 800-733-1885. Internet voting is available at www.proxyvote.com. If you need assistance, or have any questions regarding the proposal or how to vote your shares, please call your Investment Consultant or Gradison Mutual Funds at (513) 579-5700 in the Cincinnati area or
          (800)-869-5999 outside of Cincinnati.

                             YOUR VOTE IS IMPORTANT!
      YOU CAN VOTE EASILY AND QUICKLY BY MAIL, BY PHONE (Toll-Free), OR BY
         THE INTERNET. JUST FOLLOW THE SIMPLE INSTRUCTIONS THAT APPEAR
                          ON YOUR ENCLOSED PROXY CARD.



                              GRADISON GROWTH TRUST
                         Gradison Established Value Fund
                          Gradison Growth & Income Fund
                         Gradison Opportunity Value Fund
                           Gradison International Fund
                   GRADISON-McDONALD MUNICIPAL CUSTODIAN TRUST
                       Gradison Ohio Tax-Free Income Fund
                      GRADISON-McDONALD CASH RESERVES TRUST
                        Gradison U.S. Government Reserves
                            GRADISON CUSTODIAN TRUST
                         Gradison Government Income Fund

                         SPECIAL MEETING OF SHAREHOLDERS
                                  MARCH 5, 1999

                             THE VICTORY PORTFOLIOS
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                     COMBINED PROXY STATEMENT AND PROSPECTUS
                             Dated January 28, 199
                                  INTRODUCTION
                                  ------------
         This Combined Proxy Statement and Prospectus is being provided for a special meeting of shareholders of the Gradison Funds to be held on March 5, 1999. For each proposal, shareholders of each Gradison Fund will vote separately. We've divided the Combined Proxy Statement and Prospectus into seven parts:

Part 1 -- An Overview
Part 2 -- Your Fund's Proposals
Part 3 -- More on Proxy Voting and Shareholder Meetings
Part 4 -- Fund Information
Part 5 -- Prospectus for
                  Victory Fund for Income - Class G Shares
                  Victory Ohio Municipal Bond Fund - Class G Shares Victory Diversified Stock Fund - Class G Shares
                  Victory Small Company Opportunity Fund - Class G Shares Victory International Growth Fund - Class G Shares
Part 6 -- Forms of Agreement and Plan of Reorganization and Termination
Part 7 -- Financial Information about The Victory Portfolios

         Please read the entire proxy statement before voting. If you have any questions, please call us at (513) 579-5700 in the Cincinnati area or 1-800-869-5999.

         This Combined Proxy Statement and Prospectus was first mailed to shareholders the week of January 31, 1999.

        This Combined Proxy Statement and Prospectus contains information about The Victory Portfolios that you should know. Please
       keep it for future reference. A Statement of Additional Information dated January 25, 1999 is incorporated by reference.

        Neither the Securities and Exchange Commission (the SEC) nor any
             state securities commission has approved or disapproved
       these securities, or determined that this Combined Proxy Statement and Prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

         o        Shares of the Victory Funds are not insured by the FDIC.
         o        Shares of the Victory  Funds are not deposits of or guaranteed by KeyBank or any of its affiliates, or any other bank.
         o        You can lose money by investing in the Victory Funds,  because they are subject to investment risks.

         The Gradison Funds and The Victory Portfolios are both required by federal law to file reports, proxy statements and other information with the SEC. The SEC maintains a Web site that contains information about the Gradison Funds and The Victory Portfolios. Any such reports, proxy statements and other information can be inspected and copied at the public reference facilities of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC's New York Regional Office, Seven World Trade Center, New York, NY 10048 and Chicago Regional Office, 500 West Madison Street, Suite 1400, Chicago, IL 60661. Copies of such materials can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates.

                                Table of Contents

Part 1 - An Overview .........................................................................................   1

Part 2 - Your Fund's Proposals ...............................................................................   1

         Proposal 1 - To Approve the Reorganization of each Gradison Fund ....................................   1

              Introduction ...................................................................................   1
              How the Reorganization Works                                                                       1
              How the Fees of the Gradison Funds Compare to the Fees of The
                  Victory Portfolios .........................................................................   3
              Information about each Reorganization ..........................................................   7
              Why We Want to Reorganize the Gradison Funds ...................................................   8
              Considerations by the Boards of Trustees .......................................................   9
              How the Gradison Funds Compare to The Victory Portfolios .......................................  10
                  Comparison of Investment Objectives ........................................................  10
                  Comparison of Investment Policies and Strategies ...........................................  11
                  Comparison of Principal Investment Risks ...................................................  18
                  Comparison of Potential Risks and Rewards ..................................................  21
                  Comparison of Operations ...................................................................  25
                      Investment Advisory Agreements .........................................................  25
                      Distribution and Service Plans .........................................................  26
                      Administrator and Distributor ..........................................................  27
                      Sub-Administrator ......................................................................  28
                      Dividends and Other Distributions ......................................................  28
                      Purchase Procedures ....................................................................  29
                      Exchange Rights ........................................................................  30
                      Redemption Procedures ..................................................................  31
                      Trustees ...............................................................................  31
                  Comparison of Shareholder Rights ...........................................................  31
                  Capitalization of the Funds ...............................................................   35
         Required Vote ......................................................................................   35
         Board Recommendation ...............................................................................   36

         Proposal 2 - To Approve A New Investment Advisory Agreement for each
         Gradison Fund ......................................................................................   36

              Introduction ..................................................................................   36
              Why We are Asking Shareholders to Approve New Investment
                  Advisory Agreements .......................................................................   36
              Considerations by the Boards of Trustees ......................................................   37
              Terms of the Investment Advisory Agreements ...................................................   37
              Required Vote .................................................................................   38
              Board Recommendation ..........................................................................   38


                                       i

         Proposal 3 - To Approve a New Investment Sub-Advisory Agreement for the
         Gradison International Fund .........................................................................  38

              Introduction ...................................................................................  38
              Why We Are Asking International Fund Shareholders to Approve the
                  Investment Sub-Advisory Agreement ..........................................................  39
              Considerations by the Board of Trustees ........................................................  39
              Terms of the Investment Sub-Advisory Agreement .................................................  40
              Required Vote ..................................................................................  40
              Board Recommendation ...........................................................................  40

         Other Information ...................................................................................  41

              Principal  Executive  Officer and Directors of McDonald ........................................  41
              Principal Executive  Officer  and  Directors  of  Blairlogie ...................................  41
              Officers  and Trustees of the Gradison Funds ...................................................  42
              Old Investment  Advisory Agreements ............................................................  43
              Other Fees Paid to McDonald or its  Affiliates .................................................  44
              Other Fees Paid to Blairlogie  or its  Affiliates .............................................   45
              Affiliated  Brokerage  Commissions .............................................................  45
              Distribution  Plan  and  Investment  Advisory  Agreement
               for  the Gradison Ohio Tax-Free Income Fund ...................................................  45

Part 3 - More on Proxy Voting and Shareholder Meetings .......................................................  45

Part 4 - Fund Information ....................................................................................  48

Part 5 - Prospectus for Class G Shares of Five Existing Victory Funds.........................................  48

Part 6 - Forms of Agreement and Plan of Reorganization and Termination

Part 7 - Financial Information about The Victory Portfolios
                  Victory Ohio Municipal Bond Fund
                  Victory Diversified Stock Fund
                  Victory International Growth Fund

PART 1 - AN OVERVIEW

         The Board of Trustees of each Gradison Trust has sent you this Combined Proxy Statement and Prospectus to ask for your vote on proposals affecting your Fund. This table summarizes the proposals and how they apply to the Gradison Funds, which have scheduled a shareholder meeting for March 5, 1999.


Proposal                                                                      Funds Affected
----------------------------------------------------------------------------- -------------------------------

1.  Agreement and Plan of Reorganization and Termination                      All Funds
----------------------------------------------------------------------------- -------------------------------
2.  Investment Advisory Agreements                                            All Funds
----------------------------------------------------------------------------- -------------------------------
3.  Investment Sub-Advisory Agreement                                         International Fund
----------------------------------------------------------------------------- -------------------------------


PART 2 - YOUR FUND'S PROPOSALS

                                   PROPOSAL 1.

               TO APPROVE THE REORGANIZATION OF EACH GRADISON FUND

Introduction

         The Board of Trustees of each Gradison Trust has approved a proposal to reorganize each Gradison Fund into a corresponding fund of The Victory Portfolios.

         >> The primary purpose of this proposal is to improve operating efficiencies. In addition, this will allow you to exchange your shares with any of the funds in The Victory Portfolios, without paying a sales charge.

         Neither you nor your Fund will have any federal income tax liability solely as a result of the reorganization.

         To adopt the Agreement and Plan of Reorganization that applies to your Fund, we need shareholder approval.

         The next few pages of this Combined Proxy Statement and Prospectus discuss some of the details of each proposed reorganization and how it will affect your Fund.

How the Reorganization Works

         Each  Gradison  Fund  has  entered  into  an  "Agreement  and  Plan  of
Reorganization." If shareholders approve this proposal, each Fund would reorganize into a corresponding Victory Fund of The Victory Portfolios. Key Asset Management Inc. (KAM) is the investment adviser of each Victory Fund. The reorganization would work as follows:

         ->       Each  Gradison   Fund  would   transfer  all  its  assets  and
                  liabilities to a corresponding Victory Fund, in exchange for shares of the Victory Fund.

         -> Each Gradison Fund would distribute the Victory Fund shares it receives to you. You would receive the same dollar value of Victory Fund shares as you owned of Gradison Fund shares.
         -> You will not have to pay any Federal income tax solely as a result of the reorganization.
         -> You would become a shareholder of Class G shares of the corresponding Victory Fund. Each Gradison Fund would then cease operations.

         Here is how the reorganization would apply to your Gradison Fund:

         New Victory Funds: The Victory Funds described below were established to continue the operations of the corresponding Gradison Funds and will begin doing business at the time the reorganization occurs. Each New Victory Fund has an investment objective identical to that of the corresponding Gradison Fund and investment policies that are substantially identical to those of the corresponding Gradison Fund. After the reorganization, we anticipate that each New Victory Fund will be managed by the same portfolio manager who now manages your Gradison Fund.

                                         would reorganize into


Your Gradison Fund                                               Your Victory Fund (Class G)
U.S. Government Reserves                       ->                Gradison Government Reserves Fund
Established Value Fund                         ->                Established Value Fund


         Currently Operating Victory Funds: The Victory Funds described below are currently operating and have established Class G shares as a new class of shares that you will receive in the reorganization. Each Victory Fund has an investment objective and investment policies that are substantially similar to those of the corresponding Gradison Fund.

                                            would reorganize into


Your Gradison Fund                                                    Your Victory Fund  (Class G)
Government Income Fund                            ->                  Fund for Income
Ohio Tax-Free Income Fund                         ->                  Ohio Municipal Bond Fund
Growth & Income Fund                              ->                  Diversified Stock Fund
Opportunity Value Fund                            ->                  Small Company Opportunity Fund*
International Fund                                ->                  International Growth Fund
*Formerly the Victory Special Growth Fund


A few words about this Combined Proxy Statement and Prospectus

         New Victory Funds: This Combined Proxy Statement and Prospectus is a proxy statement for a special meeting of shareholders of your Gradison Fund. It is not a prospectus for shares of the Victory Gradison Government Reserves Fund or the Victory
Established Value Fund. You will receive a prospectus for those shares at a later time.

         Currently Operating Victory Funds: This Combined Proxy Statement and Prospectus is a proxy statement for the special meeting of shareholders for your Gradison Fund, and a prospectus relating to the Class G shares of the currently operating Victory Fund that you will receive in the reorganization (the Victory Fund for Income, the Victory Ohio Municipal Bond Fund, the Victory Diversified Stock Fund, the Victory Small Company Opportunity Fund and the Victory International Growth Fund).

How the Fees of the Gradison Funds Compare to the Fees of The Victory Portfolios

         Neither the Gradison Funds nor Class G shares of the corresponding Victory Funds impose any shareholder transaction expenses, as shown below:


Shareholder Transaction Expenses                            Gradison Funds           Victory Funds, Class G
                                                            --------------           ----------------------

Maximum Sales Charge Imposed on Purchases                        None                         None
  (as a percentage of offering price)
Sales Charge Imposed on Reinvested Dividends                     None                         None
Deferred Sales Charge                                            None                         None
Redemption Fees                                                  None                         None
Exchange Fees                                                    None                         None


         The Gradison Funds, like all mutual funds, incur certain expenses in their operations. The Funds pay these expenses from their assets and as a shareholder of the Gradison Funds, you pay these expenses indirectly. The Victory Funds also incur expenses in their operations. The expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison services and distribution services, and other activities. The following table compares the expenses paid by the Gradison Funds, as a percentage of average daily net assets, with the expenses that you will incur indirectly as a shareholder of Class G shares of the Victory Funds, after the reorganization. KAM has agreed to waive its management fee, or to reimburse expenses as allowed by law, until April 1, 2001 to the extent necessary to maintain the total net operating expenses of each Victory Fund so that they do not exceed the level for the year ended December 31, 1998 of its comparable Gradison Fund. The net expenses of the Victory Funds are equal to the net expenses of the corresponding Gradison Fund for the year ended December 31, 1998. Over time, a Fund's annual expenses may be more or less than the amounts shown below.


                                                  Gradison U.S.                Victory Gradison Government
Annual Fund Operating Expenses                 Government Reserves             Reserves, Class G (New Fund)
                                               -------------------             ----------------------------

Management Fees(1)                                 0.44%                               0.44%
Distribution (Rule 12b-1) Fees                     0.10%                               0.10%
Other Expenses                                     0.19%                               0.34%
                                                   -----                               -----
Total Fund Operating Expenses                      0.73%                               0.88%
                                                   -----                               -----
Fee Waiver                                         (0.00)%                             (0.16)%
                                                   -------                             -------
Net Expenses                                       0.73%                               0.72%(2)
                                                   =====                               ======



1 The management fees are based upon the average daily net assets of the Fund at an annual rate of 0.50% on the first $400 million, 0.45% on the next
     $600 million, 0.40% on the next $1 billion, and 0.35% in excess of $2 billion.
2    The expenses shown are estimated  based on historical  expenses of Gradison
     U.S. Government Reserves adjusted to reflect anticipated expenses. KAM has agreed to waive its management fee, or to reimburse expenses as allowed by law, to the extent necessary to maintain the total net operating expenses at a maximum of 0.72% until April 1, 2001.



                                                       Gradison               Victory Established Value Fund,
Annual Fund Operating Expenses                  Established Value Fund               Class G (New Fund)
                                                ----------------------               ------------------

Management Fees(1)                                    0.51%                              0.51%
Distribution (Rule 12b-1) Fees                        0.48%                              0.50%
Other Expenses                                        0.11%                              0.25%
                                                      -----                              -----
Total Fund Operating Expenses                         1.10%                              1.26%
                                                      -----                              -----
Fee Waiver                                            (0.00)%                            (0.16)%
                                                      -------                            -------
Net Expenses                                          1.10%                              1.10%(2)
                                                      =====                              =====


1 The management fees are based upon the average daily net assets of the Fund at an annual rate of 0.65% on the first $100 million, 0.55% on the next $100 million and 0.45% in excess of $200 million.
2 The expenses shown are estimated based on historical expenses of the Gradison Established Value Fund adjusted to reflect anticipated expenses. KAM has agreed to waive its management fee, or to reimburse expenses as allowed by law, to the extent necessary to maintain the total net operating expenses at a maximum of 1.10% until April 1, 2001.


                                                     Gradison
Annual Fund Operating Expenses                Government Income Fund         Victory Fund for Income, Class G
                                              ----------------------         --------------------------------

Management Fees                                    0.50%                               0.50%
Distribution (Rule 12b-1) Fees                     0.25%                               0.25%
Other Expenses                                     0.15%                               0.30%
                                                   -----                               -----
Total Fund Operating Expenses                      0.90%                               1.05%
                                                   -----                               -----
Fee Waiver                                         (0.00)%                             (0.16)%
                                                   -------                             -------
Net Expenses                                       0.90%                               0.89%(1)
                                                   =====                               =====

1 The expenses shown are estimated based on historical expenses of the Gradison Government Income Fund adjusted to reflect anticipated expenses.
     KAM has agreed to waive its management fee, or to reimburse expenses as allowed by law, to the extent necessary to maintain the total net operating expenses at a maximum of 0.89% until April 1, 2001.

                                                  Gradison Ohio                        Victory Ohio
Annual Fund Operating Expenses                 Tax-Free Income Fund            Municipal Bond Fund, Class G
                                               --------------------            ----------------------------

Management Fees                                    0.50%                               0.60%
Distribution (Rule 12b-1) Fees                     0.25%                               0.25%
Other Expenses                                     0.20%                               0.27%
                                                   ----                                ----
Total Fund Operating Expenses                      0.95%                               1.12%
                                                   ----                                ----
Fee Waiver                                         (0.00)%                            (0.21)%
                                                   -----                              -----
Net Expenses                                       0.95%                               0.91%(1)
                                                   ====                               =======


1 The expenses shown are estimated based on historical expenses of the Victory Ohio Municipal Bond Fund adjusted to reflect anticipated expenses.
     KAM has agreed to waive its management fees, or to reimburse expenses as allowed by law, to the extent necessary to maintain the total net operating expenses at a maximum of 0.91% until April 1, 2001.



                                       4

                                                                                    Victory Diversified
Annual Fund Operating Expenses             Gradison Growth & Income Fund            Stock Fund, Class G
                                           -----------------------------            -------------------

Management Fees                                     0.65%                               0.65%
Distribution (Rule 12b-1) Fees                      0.50%                               0.50%
Other Expenses                                      0.29%                               0.37%
                                                    ----                                ----
Total Fund Operating Expenses                       1.44%                               1.52%
                                                    ----                                ----
Fee Waiver                                          (0.00)%                             (0.08)%
                                                    -----                               -----
Net Expenses                                        1.44%                               1.44%(1)
                                                    ====                                =======

1 The expenses shown are estimated based on historical expenses of the Victory Diversified Stock Fund adjusted to reflect anticipated expenses.
     KAM has agreed to waive its management fees, or to reimburse expenses as allowed by law, to the extent necessary to maintain the total net operating expenses at a maximum of 1.44% until April 1, 2001.

                                                      Gradison                     Victory Small Company
Annual Fund Operating Expenses                 Opportunity Value Fund            Opportunity Fund, Class G
                                               ----------------------            -------------------------

Management Fees                                      0.62%                              0.62%
Distribution (Rule 12b-1) Fees                       0.50%                              0.50%
Other Expenses                                       0.19%                              0.31%
                                                     ----                               ----
Total Fund Operating Expenses                        1.31%                              1.43%
                                                     ----                               ----
Fee Waiver                                           (0.00)%                            (0.13)%
                                                     -----                              -----
Net Expenses                                         1.31%                              1.30%(1)
                                                     ====                               =======

1 The expenses shown are estimated based on historical expenses of the Gradison Opportunity Value Fund adjusted to reflect anticipated expenses.
     KAM has agreed to waive its management fees, or to reimburse expenses as allowed by law, to the extent necessary to maintain the total net operating expenses at a maximum of 1.30% until April 1, 2001.




                                                                                   Victory International
Annual Fund Operating Expenses              Gradison International Fund            Growth Fund, Class G
                                            ---------------------------            --------------------

Management Fees                                     1.00%                               1.10%
Distribution (Rule 12b-1) Fees                      0.50%                               0.50%
Other Expenses                                      0.90%                               0.47%
                                                    -----                               -----
Total Fund Operating Expenses                       2.40%                               2.07%
                                                    -----                               -----
Fee Waiver                                          (0.40)%                             (0.07)%
                                                    -------                             -------
Net Expenses                                        2.00%(1)                            2.00%(2)
                                                    =====                               =======

1    Gradison waives fees so that total expenses do not exceed 2.00%.
2 The expenses shown are estimated based on historical expenses of the Victory International Growth Fund adjusted to reflect anticipated expenses. KAM has agreed to waive its management fees, or to reimburse expenses as required by law, to the extent necessary to maintain the total net operating expenses at a maximum of 2.00% until April 1, 2001.

Example

         This Example is intended to help you compare the cost of investing in the Victory Funds with the cost of investing in the Gradison Funds and other mutual funds.

         The Example assumes that you invest $10,000 in each Gradison and Victory Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.* Although your actual costs or returns may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------------------------------------------------------------
                                                                    1 Year     3 Years     5 Years     10 Years
------------------------------------------------------------------------------------------------------------------

Gradison U.S. Government Reserves                                     $75       $233        $406         $906
Victory Gradison Government Reserves Fund - Class G                   $74       $248        $455        $1,054
------------------------------------------------------------------------------------------------------------------
Gradison Established Value Fund                                      $112       $350        $606        $1,340
Victory Established Value Fund - Class G                             $112       $367        $660        $1,494
------------------------------------------------------------------------------------------------------------------
Gradison Government Income Fund                                       $92       $287        $498        $1,108
Victory Fund for Income - Class G                                     $91       $301        $547        $1,253
------------------------------------------------------------------------------------------------------------------
Gradison Ohio Tax-Free Income Fund                                    $97       $303        $525        $1,166
Victory Ohio Municipal Bond Fund - Class G                            $93       $313        $575        $1,324
------------------------------------------------------------------------------------------------------------------
Gradison Growth & Income Fund                                        $147       $456        $787        $1,724
Victory Diversified Stock Fund - Class G                             $147       $464        $813        $1,799
------------------------------------------------------------------------------------------------------------------
Gradison Opportunity Value Fund                                      $133       $415        $718        $1,579
Victory Small Company Opportunity Fund - Class G                     $132       $426        $756        $1,690
------------------------------------------------------------------------------------------------------------------
Gradison International Fund                                          $203       $627       $1,078       $2,327
Victory International Growth Fund - Class G                          $203       $635       $1,100       $2,389
------------------------------------------------------------------------------------------------------------------


* This Example assumes that Total Annual Fund Operating Expenses for each Victory Fund's Class G shares will not exceed the Net Expense amount indicated in the Annual Fund Operating Expense tables shown above until April 1, 2001, and thereafter will equal the amount indicated as the Fund's Total Fund Operating Expenses, before fee waiver.

Information About Each Reorganization

         This section describes some information you should know about the reorganization of your Fund.

         The Agreement and Plan of Reorganization and Termination.

         Each Gradison Trust, on behalf of each of the Gradison Funds, has entered into an Agreement and Plan of Reorganization and Termination with The Victory Portfolios, on behalf of the Victory Funds that are described above. In this Combined Proxy Statement and Prospectus, we refer to the Agreement and Plan of Reorganization and Termination as the "Plan of Reorganization" and, to the transactions described in the Plan of Reorganization, as the "reorganization."

         Description of Transaction. The Plan of Reorganization provides that your Gradison Fund will transfer its assets to a corresponding Victory Fund, as described in the chart above, in exchange for Class G shares of the Victory Fund. The Victory Fund also will assume all of your Gradison Fund's liabilities. After this transaction, your Gradison Fund will give you Class G shares of the corresponding Victory Fund. The total value of the shares you receive will be equal to the net asset value of the Gradison Fund shares you owned at the end of business on the day the transaction occurs. You will not pay a sales charge or any other fee as part of this transaction, although in some cases, the ongoing fees and expenses paid by the Victory Funds differ from the fees you pay as a Gradison Fund shareholder. For at least two years, however, the total annual operating expenses of each Victory Fund (after fee waiver) will not exceed the current level of operating expenses of the corresponding Gradison Fund for the year ended December 31, 1998. We described these fees and expenses above.

         Please see a copy of the Plan of Reorganization for a more detailed description of the reorganization. You can find a copy of the Plan of Reorganization in Part 6 of this Combined Proxy Statement and Prospectus.

         The reorganization will be "tax-free." We expect each reorganization to be "tax-free." That is, each Gradison Fund will obtain an opinion of counsel saying, in effect, that neither you nor the Fund will have to pay any federal income taxes solely as a result of the reorganization. Some Gradison Funds, however, may pay a dividend or distribute a taxable gain prior to the reorganization. You may be liable for taxes on those distributions.

         The Gradison Government Income Fund had a tax loss carryforward for federal income tax purposes as of December 31, 1997, of approximately $5,948,000. The Gradison International Fund had a tax loss carryforward for federal income tax purposes as of March 31, 1998 of approximately $360,000. Federal tax law may limit the use of these tax loss carryforwards as a result of the reorganization.

         Certain corporate actions. At the time of the reorganization, Gradison U.S. Government Reserves and the Gradison Established Value Fund will take certain corporate actions that will enable the corresponding Victory Funds to operate. For example, they must approve the new investment advisory agreement between KAM and The Victory Portfolios on behalf of the new Victory Funds. This action is necessary because the new Victory Funds were formed in order to continue the operations of Gradison U.S. Government Reserves and Gradison Established Value Fund.

         Conditions of the reorganization. Before the reorganization can occur, the Gradison Funds and The Victory Portfolios must satisfy certain conditions. For example:

         > The Gradison Funds must receive an opinion of counsel stating, in effect, that neither you nor the Fund will pay any federal income taxes solely as a result of the reorganization
         > The Gradison Funds and The Victory Portfolios must receive an opinion of counsel certifying to certain matters concerning the legal existence of each Fund
         > Shareholders of the Gradison Funds must approve each reorganization
         > The Victory Portfolios must receive an exemptive order from the SEC, if required

         Exemptive order. As of December 31, 1998, affiliates of KAM held shares of Victory Special Growth Fund as record holders for the benefit of their customers, including employees of KeyCorp and its affiliates. To the extent that KAM's affiliates owned more than 5% of the "outstanding voting securities" of any one of the Victory Funds, KAM may be deemed to be an "affiliated person" of that Victory Fund. This affiliation requires the SEC to issue an exemptive order that would permit The Victory Portfolios to carry out the reorganization with respect to Victory Special Growth Fund. The Victory Portfolios has applied for an exemptive order for the Victory Special Growth Fund that would allow the reorganization involving that Fund to occur.

Why We Want to Reorganize the Gradison Funds

         KAM is the investment adviser of The Victory Portfolios. McDonald Investments Inc. (McDonald) is the investment adviser of the Gradison Funds. On October 23, 1998, McDonald's corporate parent merged with KeyCorp, the parent of KAM. McDonald plans to combine its investment advisory operations with those of KAM. Thus, the merger brought two mutual fund families -- the Gradison Funds and The Victory Portfolios -- under a single management structure.

         KAM and McDonald believe that the reorganization will benefit the shareholders of both the Gradison Funds and The Victory Portfolios. Among other things, KAM and McDonald believe the reorganization will:

o Eliminate duplicate operational and administrative costs associated with operating and maintaining two separate mutual fund families.
         After the reorganization, all of the Funds will have the same investment adviser, administrator, custodian, transfer agent, accountants, counsel and Board of Trustees.
o Result in economies of scale by spreading fixed costs over a larger asset base.
o Improve marketing through The Victory Portfolios' wider distribution network.
o Offer greater investment opportunities by enabling shareholders to exchange shares for shares of other Victory Funds without paying a sales load.
o Eliminate shareholder and investor confusion that can arise out of having two funds in the same complex with similar (and in some cases, identical) investment objectives and strategies.

Considerations by the Boards of Trustees

         The Board of Trustees of each Gradison Trust unanimously approved the proposed Plan of Reorganization on November 6, 1998. The Gradison Trustees concluded that the reorganization of each Gradison Fund

o        was in the best interests of the Gradison Funds shareholders, and
o        would not result in any dilution of the value of your investment.

         In  approving  the  Plan  of  Reorganization,   the  Gradison  Trustees
(including a majority of the Trustees who are not "interested persons") considered that, among other things:

o The investment objectives and policies of the Victory Funds are similar to those of the Gradison Funds.
o KAM and McDonald are combining to manage the Victory Funds after the reorganization.
o        You will not pay a sales charge to become a shareholder  of the Victory
         Funds.
o For at least two years after the reorganization, KAM will waive its management fee, or reimburse expenses as allowed by law, to maintain the total operating expenses of the Victory Funds at a rate no higher than the total operating expenses of the corresponding Gradison Funds for the year ended December 31, 1998.

o Current Gradison Fund shareholders will be able to exchange their Class G shares for shares of other Victory Funds (including Victory Funds that do not offer Class G shares) without paying any sales charge.
o KeyCorp, combined with McDonald, can enhance the portfolio management capability available to the Funds.
o The Victory Funds have a wider distribution network, which may help the Funds increase their assets.
o The Victory Funds have a larger asset base, which may result in economies of scale, and offer improved services to shareholders.
o Shareholders will not have to pay any federal income tax solely as a result of the reorganization.
o        The relative performance of the Victory Funds and The Gradison Funds.

         Similarly,  the Board of Trustees of The Victory Portfolios unanimously
approved  the  Plan  of   Reorganization  on  December  11,  1998.  The  Victory
Portfolios' Trustees concluded that the reorganization of each Victory Fund

o        was in the best interests of the Victory Funds' shareholders; and
o        would not dilute the value of their investments.

How the Gradison Funds Compare to The Victory Portfolios

         For complete information about each of the Gradison Funds, please refer to your Gradison Fund prospectus. You also can call us at (513) 579-5700 from Cincinnati or 1-800-869-5999 for a free copy of your Gradison Fund's prospectus. The information contained in your Fund's prospectus is incorporated by reference into this Combined Proxy Statement and Prospectus.

         For complete information about the Victory Funds (other than Victory Gradison Government Reserves Fund and Victory Established Value Fund), please refer to the prospectus included with this Combined Proxy Statement and Prospectus.

         Comparison of Investment Objectives.

         The following tables compare the investment objectives of the Gradison Funds and their corresponding Victory Funds.


--------------------------------------------------------- ---------------------------------------------------
Gradison U.S. Government Reserves                         Gradison Government Reserves Fund
--------------------------------------------------------- ---------------------------------------------------

To maximize current income to the extent consistent       Same
with preservation of capital and the maintenance of
liquidity
--------------------------------------------------------- ---------------------------------------------------

--------------------------------------------------------- ---------------------------------------------------
Gradison Established Value Fund                           Victory Established Value Fund
--------------------------------------------------------- ---------------------------------------------------
To provide long-term capital growth by investing          Same
primarily in common stocks
--------------------------------------------------------- ---------------------------------------------------

--------------------------------------------------------- ---------------------------------------------------
Gradison Government Income Fund                           Victory Fund for Income
--------------------------------------------------------- ---------------------------------------------------
To provide high current  income  through  investment  in  Seeks to provide a high
U.S. Government  obligations and obligations of agencies  level of current income consistent with
and  instrumentalities of the U.S. Government             preservation of shareholders' capital

--------------------------------------------------------- ---------------------------------------------------

--------------------------------------------------------- ---------------------------------------------------
Gradison Ohio Tax-Free Income Fund                        Victory Ohio Municipal Bond Fund
--------------------------------------------------------- ---------------------------------------------------
To provide as high a level of after-tax current  income   Seeks to provide a high level of current interest
as is consistent with preservation of capital through     income which is exempt from both federal income
investment primarily in obligations the interest of       tax and Ohio personal income tax
which is exempt from Federal income tax and from
Ohio state personal  income tax
--------------------------------------------------------- ---------------------------------------------------

--------------------------------------------------------- ---------------------------------------------------
Gradison Growth & Income Fund                             Victory Diversified Stock Fund
--------------------------------------------------------- ---------------------------------------------------
To  provide  long-term  growth of  capital,  current      Seeks to  provide growth of capital
income, long-term  and growth of income consistent  with
reasonable investment risk
--------------------------------------------------------- ---------------------------------------------------

--------------------------------------------------------- ---------------------------------------------------
Gradison Opportunity Value Fund                           Victory Small Company Opportunity Fund
--------------------------------------------------------- ---------------------------------------------------
To provide long-term capital growth by investing          Seeks to provide capital appreciation
primarily in common stocks
--------------------------------------------------------- ---------------------------------------------------

--------------------------------------------------------- ---------------------------------------------------
Gradison International Fund                               Victory International Growth Fund
--------------------------------------------------------- ---------------------------------------------------
To provide growth of capital                              Seeks to provide capital growth consistent with
                                                          reasonable investment risk
--------------------------------------------------------- ---------------------------------------------------



         Comparison of Investment Policies and Strategies.

         The following tables compare the principal investment policies and strategies of the Gradison Funds and their corresponding Victory Funds.



                                       10

--------------------------------------------------------- ---------------------------------------------------
Gradison U.S. Government Reserves                         Gradison Government Reserves Fund
--------------------------------------------------------- ---------------------------------------------------
Substantially the same.                                   The Gradison Government Reserves Fund pursues its
                                                          investment objective by investing only in
                                                          securities issued by the U.S. Government and its
                                                          agencies and instrumentalities.  The Fund plans,
                                                          as much as possible, to invest in securities
                                                          whose interest payments are exempt from state and
                                                          local taxes.


                                                          The   Fund   currently invests only in obligations
                                                          issued by the Federal  Home Loan Banks,   the   Federal
                                                          Farm Credit Bank System and the Student Loan
                                                          Marketing Association.

                                                          Important Characteristics of the Fund:


                                                          Quality:  The Fund invests only in U.S.
                                                          Government securities.  The Board of Trustees has
                                                          established policies to ensure that the Fund
                                                          invests in high quality, liquid instruments.

                                                          Maturity: The Fund has a weighted average
                                                          maturity of 90 days or less.   Individual
                                                          investments   may   be purchased  with
                                                          remaining   maturities ranging from  one day
                                                          to 397 days.  Variable and   floating    rate
                                                          instruments        are considered    to    be
                                                          within  this  maturity range,  despite having
                                                          nominal      remaining maturities     greater
                                                          than 397 days, because of   their   reset  or
                                                          floating rate features.

--------------------------------------------------------- ---------------------------------------------------



                                       11

--------------------------------------------------------- ---------------------------------------------------
Gradison Established Value Fund                           Victory Established Value Fund
--------------------------------------------------------- ---------------------------------------------------
Substantially the same.                                   The Established Value Fund pursues its investment
                                                          objective by investing primarily in equity
                                                          securities of companies with market
                                                          capitalization of $1 billion or more. The
                                                          companies are usually selected from those in the
                                                          Standard & Poor's Composite Stock Price Index
                                                          (S&P 500).

                                                          In  making  investment decisions,  KAM  looks
                                                          for  companies   whose values  are less  than
                                                          what KAM  believes are the true  values.  KAM
                                                          may     consider     a company's    earnings,
                                                          price-to-earnings ratios,  price-to-book
                                                          ratios,    return   on equity,    and   other
                                                          factors.  KAM  uses  a computer    model   to
                                                          select securities that appear       favorably
                                                          priced.

                                                          Under normal market conditions, the Fund:
                                                          o        Will invest at least 80% of its total
                                                          assets in equity securities of companies with
                                                          market capitalization of $1 billion or more.
                                                          These equity investments include:
                                                                   o        Common stock
                                                                   o        Convertible preferred stock
                                                                   o        Debt convertible or exchangeable into
                                                                            equity securities
                                                                   o        Securities convertible into common stock


                                                          o        May invest up to 20% of its total assets
                                                                   in:
                                                                   o        Short-term U.S. Government obligations
                                                                   o        Repurchase agreements
                                                                   o        Other money market obligations

--------------------------------------------------------- ---------------------------------------------------



                                       12

--------------------------------------------------------- ---------------------------------------------------
Gradison Government Income Fund                           Victory Fund for Income
--------------------------------------------------------- ---------------------------------------------------
The Gradison Government Income Fund invests  primarily    The Fund for Income invests  primarily  in
in  securities  issued  by the  U.S. Government  and its  securities issued by the U.S. Government and its
agencies and instrumentalities. The Gradison              agencies and instrumentalities.
Government Income currently invests only in securities    The Fund for Income Fund currently  invests  only in
that securities  that are guaranteed by the full faith    the U.S.  Government and repurchase  agreements
and are guaranteed by the full faith and credit of        collateralized  by such securities.
credit of the U.S. Government and repurchase
agreements collateralized by such securities.

Under normal  market  conditions,  the Gradison           Under normal market conditions,  the Fund
Government Income Fund  primarily  invests in:            for  Income for Income primarily invests in:

o    Mortgage-backed obligations and  collateralized      o    Mortgage-backed obligations and collateralized
     mortgage obligations (CMOs) issued by the                 mortgage  obligations  (CMOs) issued by the
     Government Government National Mortgage                   National  Mortgage  Association
     Association (GNMA)                                        (GNMA).  The Fund for Income will invest at
                                                               least 65% of its total assets in
                                                               GNMA securities
                                                          o    Obligations issued or guaranteed by the
o    Obligations issued or guaranteed by the U.S.              U.S. Government or by its agencies or
     Government or by its agencies or instrumentalities        or instrumentalities with maturities generally
     with maturities generally in the range of 2 to 30         in the range of 2 to 30 years
     years

                                                               The  Fund  For  Income also may  engage  to a
                                                               following   investment practices:


                                                          o    Writing covered call options
                                                          o    Engaging  in closing options transactions
                                                          o    Obligating  itself  to purchase or sell
                                                               securities with delivery and payment to  occur
                                                               at a  later date
--------------------------------------------------------- ---------------------------------------------------



                                       13

--------------------------------------------------------- ---------------------------------------------------
Gradison Ohio Tax-Free Income Fund                        Victory Ohio Municipal Bond Fund
--------------------------------------------------------- ---------------------------------------------------
The Ohio Tax-Free Income Fund normally pursues its        The Ohio Municipal Bond Fund pursues its
investment objective by investing at least 80% of its     investment objective by investing at least 80% of
total assets in securities, the interest from which is    its total assets in investment grade
exempt from federal income tax and Ohio state personal    obligations.  The interest on these obligations
income tax and is not a tax preference item for           is exempt from federal income taxes, including
purposes of the federal alternative minimum tax.          the federal alternative minimum tax.  The Ohio
                                                          Municipal   Bond  Fund expects  to  invest at
                                                          least 65% of its total assets  in bonds  that
                                                          pay interest  that are also  exempt from Ohio
                                                          state personal  income tax.

Under normal market conditions, the Ohio Tax-Free         Under  normal  market conditions,  the Ohio
Income  Fund  invests in:                                 Municipal  Bond Fund  primarily invests in:

o    Municipal  bonds                                     o    Municipal  securities with fixed,  variable,
o    Short term tax-exempt securities, usually for             or floating interest rates
     temporary purposes                                   o    Zero coupon, tax, revenue, and bond
o    Participations in lease obligations or installment        anticipation notes
     purchase contract obligations of municipal           o    Tax-exempt commercial paper
     authorities or entities
o    Zero coupon municipal bonds
o    Ohio tax-free money market funds

Important characteristics of the Ohio Tax-Free Income     Important characteristics of the Ohio Municipal
Fund include the ability to:                              Bond Fund's investments:
o    Purchase and sell securities on a "when issued"      o    Quality:  Municipal securities rated A or
     and "delayed delivery" basis;                             above at the time of purchase by S&P, Fitch,
o    Hold cash that is not earning interest and invest         Moody's, or another nationally recognized
     in short-term obligations issued or guaranteed by         statistical ratings organization, or if
     the U.S. Government, its agencies or                      unrated, of comparable quality.
     instrumentalities; and                               o    Maturity:  The dollar-weighted effective
o    Engage in short-term trading.                             average maturity of the Ohio Municipal Bond
o    Quality:  Municipal securities rated investment           Fund generally will range from 5 to 15
     grade,  that is,  rated within the top four quality       years.  Under  certain market conditions,
     the categories by S&P, Fitch or Moody's, or if            the Portfolio Manager may go outside these
     unrated,  determined to be equal in quality by            boundaries.
     McDonald.

o Maturity: The dollar-weighted effective average maturity of the Ohio Tax-Free Income
     Fund generally will range from 20 to 30 years.

Short-term trading may increase the Fund's turnover rate, generally resulting in higher transactions costs and possibly capital gains, subject to tax.

As of September  30, 1998,  the weighted  average         As of September  30, 1998, the weighted average
of maturity the Fund's portfolio was 19 years.            maturity of the Fund's portfolio was 7.64 years.

--------------------------------------------------------- ---------------------------------------------------



                                       14

--------------------------------------------------------- ---------------------------------------------------
Gradison Growth & Income Fund                             Victory Diversified Stock Fund
--------------------------------------------------------- ---------------------------------------------------
The Growth & Income  Fund  pursues its  investment        The Diversified Stock Fund its investment objective
by investing  primarily in common  stocks of              objective by investing  primarily in equity
companies considered by McDonald to be undervalued and    securities and securities convertible into common
which offer earnings  growth  potential  while paying     stocks  issued by large,  established
current dividends.                                        companies.

McDonald seeks to identify dividend paying securities     KAM seeks to invest in both growth and value
issued by companies, which have, on average, records of   securities.  In making investment decisions, KAM
historic growth in earnings that are higher than the      may consider cash flow, book value, dividend
growth in earnings of the S&P 500.  In addition,          yield, growth potential, quality of management,
McDonald seeks companies which have had higher returns    adequacy of revenues, earnings, capitalization,
on shareholder equity than the S&P 500.  McDonald will    relation to historical earnings, the value of the
generally pursue investments in securities of companies   issuer's underlying assets, and expected future
with capitalizations in excess of $500 million, the       relative earnings growth.  KAM will pursue
securities of which are traded on recognized securities   investments that provide above average dividend
exchanges or in the over-the-counter market.              yield or potential for appreciation.

Under normal market conditions, the Growth & Income       Under normal market conditions, the Fund:
Fund:
                                                          o    Will invest at least 80% of its total assets
o    Will invest  principally in common stocks and             in equity  securities of large,  established
     will avoid  market-timing  or  speculating  on            companies and securities convertible or
     broad market conditions                                   exchangeable into common stock, including:
                                                                o   Growth stocks, which are stocks of
May also invest in:                                                 companies that KAM believes will
o    Securities convertible into common stocks                      regularly experience earnings growth,
o    Warrants                                                       and
o    Cash equivalents                                           o   Value stocks, which are stocks that KAM
o    U.S. Government securities                                     believes are intrinsically worth more
o    Non-convertible preferred stocks                               than their market value
o    Straight debt securities (rated in the top three
     quality categories by S&P or Moody's, or             o    May invest up to 20% of its total assets in:
     determined to be equal in quality by McDonald)             o   Preferred stocks
                                                                o   Investment grade corporate debt
                                                                    securities
                                                                o   Short-term debt obligations
                                                                o   U.S. Government obligations

Generally,  the Growth & Income Fund will not engage in   The Fund may, but is not required to,  use
trading for short-term profits. Nevertheless, changes     derivative instruments.
to the portfolio will be made promptly under unforeseen
circumstances
--------------------------------------------------------- ---------------------------------------------------



                                       15

--------------------------------------------------------- ---------------------------------------------------
Gradison Opportunity Value Fund                           Victory Small Company Opportunity Fund
--------------------------------------------------------- ---------------------------------------------------
The  Opportunity  Value  Fund  invests  primarily  in     The Small  Company Opportunity Fund invests
common stocks of companies that are considered to be      primarily in common stocks of smaller  companies
undervalued,  selected from those in the S&P's 500        that are exhibiting the potential for high
Composite Stock Price Index and from among other          earnings  growth in relation to their
companies generally with capitalizations of less than     price-earnings  ratio. Of the 5,000 U.S.
$1 billion.                                               companies with the largest market capitalizations,
                                                          KAM considers those in the lower 80% to be  "small
                                                          companies" Currently, the upper end of market
                                                          capitalization of small  companies is approximately
                                                          $1.2 billion,  but this amount may increase or decrease
                                                          over time.


In the Opportunity Value Fund, investments are            KAM uses a computer model to select securities
made in companies that meet certain objective             that appear to be favorably priced.
requirements with  respect  to:

o Earnings
o Price-earnings ratios
o Price-book ratios KAM uses a computer model to select securities
o Rate of return on shareholders' equity and other that similar factors.

                                                          Under  normal   market conditions, the Fund:

Under normal market conditions, at least 70% of the       o    Will invest at least 80% of its total assets
Opportunity Value Fund's assets will be invested in            in equity securities of small companies.
common stocks.  It may invest its remaining assets in:         These equity investments include:

o U.S. Government obligations                                  o   Common stock
o Certificates of deposit                                      o   Convertible preferred stock
o Commercial paper                                             o   Debt convertible or exchangeable into
o Other money market obligations                                   equity securities
o Repurchase agreements                                        o   Securities convertible into common stock
                                                          o    May invest up to 20% of its total assets in:
                                                               o   Equity securities of larger companies
                                                                  (those with market capitalizations in
                                                                   the top 20% of the 5,000 largest U.S.
                                                                   companies)
                                                               o   Investment-grade debt securities
                                                               o   Preferred stocks
                                                               o   Short-term debt obligations
                                                               o   Repurchase agreements
--------------------------------------------------------- ---------------------------------------------------




                                       16

--------------------------------------------------------- ---------------------------------------------------
Gradison International Fund                               Victory International Growth Fund
--------------------------------------------------------- ---------------------------------------------------
The International Fund primarily invests in securities     The International  Growth Fund pursues its
of companies traded on exchanges outside of the U.S.       investment objective by investing  primarily in
including  "emerging  market" countries and more           equity securities of foreign  corporations,  most
developed  countries. It generally  invests a maximum      of which are denominated in foreign  currencies.
of 30% of its assets in the  securities of issuers in      The Fund will invest most of its assets in securities
emerging markets.                                          of companies traded on exchanges outside of the U.S.
                                                           including developed and emerging countries.
                                                           In making investment decisions, KAM (or the sub-adviser)
                                                           may analyze the  economies  of foreign  countries  and the growth potential  for  individual  sectors and securities.

Under normal market conditions,  the International
Growth Fund invests at least 65% of its total assets in common stock of non-U.S. companies. It may maintain a portion of its assets, which usually will not exceed
10%, in:

o    U.S. Government securities;                          o    Under normal market conditions, the Fund
o    High-quality debt securities (with maturities not         will invest at least 65% of its total assets
     exceeding 5 years);                                       in:
o    Money market obligations; and                        o    Securities (including "sponsored" and
o    Cash.                                                     "unsponsored" American Depositary Receipts)
                                                               of companies that derive more than 50% of

The International Fund has a policy to be as fully             their gross revenues from, or have more than
invested in common stock as possible at all times and          50% of their assets, outside the United
not to attempt to "time" the market.  As a result,             States
there is the risk of general declines in stock            o    Securities for which the principal trading
prices.   However, when defensive measures are called          markets are located in at least three
for,  McDonald may invest an unlimited portion of its          different countries (excluding the United
assets in U.S. Government securities.                          States)
                                                          o    May invest up to 20% of its total assets in
                                                          o    May invest up to 35% of its total
The International Fund may invest in illiquid securities       assets in cash equivalents and fixed income
of companies located in emerging securities but may not        securities, including U.S. Government
invest in securities that are countries illiquid               obligations
because they are subject to certain legal or
contractual restrictions.

                                                          The  Fund's  high portfolio  turnover
                                                          rate  may   result  in higher  expenses  and
                                                          taxable  gain distributions.   The
                                                          Fund  may,  but is not required to,  use
                                                          derivative contracts.
--------------------------------------------------------- ---------------------------------------------------



                                       17

         Comparison of Principal Investment Risks. The following tables compare the principal investment risks of investing in the Gradison Funds and the corresponding Victory Funds.


--------------------------------------------------------- ---------------------------------------------------
Gradison U.S. Government Reserves                         Gradison Government Reserves Fund
--------------------------------------------------------- ---------------------------------------------------
Substantially the same.                                   The Gradison Government Reserves Fund is subject to
                                                          the following    principal risks. Your investment
                                                          return could be adversely  affected if
                                                          any of the following occurs:

                                                          o    An agency or instrumentality defaults on
                                                               its obligation and the U. S. Government does
                                                               not provide financial support
                                                          o    The market  value of  floating  or
                                                               variable   rate securities falls
                                                               to the extent that  the  Fund's
                                                               share price declines below
                                                               $1.00
                                                          o    Rapidly rising interest rates cause the
                                                               Fund's share price to decline below $1.00
                                                          o    Interest rates decline, resulting in the
                                                               Fund achieving a lower yield

--------------------------------------------------------- ---------------------------------------------------
Gradison Established Value Fund                           Victory Established Value Fund
--------------------------------------------------------- ---------------------------------------------------
Substantially the same.                                   The Established Value Fund is subject to the
                                                          following principal risks.  Your investment
                                                          return could be adversely affected if any of the
                                                          following occurs:
                                                          o    The market value of securities acquired
                                                               by the Fund declines
                                                          o    Value stocks fall out of favor relative
                                                               to growth stocks or other types of stocks
                                                          o    A  particular strategy does not
                                                               produce  the intended  result
                                                               or the portfolio manager  does not
                                                               execute the strategy
                                                               effectively
                                                          o    A company's earnings do not increase as
                                                               expected

--------------------------------------------------------- ---------------------------------------------------



                                       18

--------------------------------------------------------- ---------------------------------------------------
Gradison Government Income Fund                           Victory Fund for Income
--------------------------------------------------------- ---------------------------------------------------
Substantially the same.                                   The Fund for Income is subject to the following
                                                          principal risks.  Your investment return could be
                                                          adversely affected if any of the following occurs:
                                                          o    The market value of securities acquired
                                                               by the Fund for Income declines
                                                          o    A particular strategy does not produce
                                                               the intended result or the portfolio manager
                                                               does not execute the strategy effectively
                                                          o    Interest rates rise
                                                          o    An issuer's credit quality is downgraded
                                                          o    The Fund for Income must reinvest
                                                               interest or sale proceeds at lower rates
                                                          o    The rate of inflation increases
                                                          o    The average life of a mortgage-related
                                                               security is shortened or lengthened
                                                          o    A security on which the Fund for Income
                                                               has written a call option increases in value
                                                               and is called away from the Fund
--------------------------------------------------------- ---------------------------------------------------

--------------------------------------------------------- ---------------------------------------------------
Gradison Ohio Tax-Free Income Fund                        Victory Ohio Municipal Bond Fund
--------------------------------------------------------- ---------------------------------------------------
The Gradison Ohio  Tax-Free  Income Fund is subject to    The Ohio  Municipal  Bond Fund is subject to the the
following  principal  risks.  Your investment  return     following principal risks.
the following return could be adversely affected if any   Your investment could be adversely affected if any of
of the occurs:                                            following occurs:

o    Interest rates rise, an issuer's credit quality is  o Economic or political events take place
     downgraded, the Ohio Tax-Free  Income Fund must       in Ohio that make the market value of Ohio
     reinvest interest or sale  proceeds at lower rates,   obligations  go down
     or the rate of  inflation  increases
o    Economic or political  events take place in Ohio     o A particular strategy does not produce
     which make the market value of Ohio obligations go     the intended result or the portfolio  manager
     down                                                   does not execute the strategy effectively
                                                          o Interest rates rise
o    A decrease in the rating of portfolio securities     o An issuer's credit quality is downgraded
o    The inability of issuers to make payment of          o The Fund must reinvest interest or sale
     principal and interest                                 proceeds at lower rates
o    Regarding Municipal Leases with "nonappropriation"   o The rate of inflation increases
     clauses, the municipality fails to appropriate       o The average life of a mortgage-related
     money to pay the lease                                 security is shortened or lengthened
                                                          o Hedges created by using derivative
In addition, securities with longer maturities              instruments, including futures or options
generally experience greater volatility than securities     contracts, do not respond to economic or
with shorter maturities.                                    market conditions as expected

                                                          In addition, as a non-diversified Fund, it may
                                                          devote a larger portion of its assets to the
                                                          securities of a single issuer than if it were
                                                          diversified.
--------------------------------------------------------- ---------------------------------------------------



                                       19

--------------------------------------------------------- ---------------------------------------------------
Gradison Growth & Income Fund                             Victory Diversified Stock Fund
--------------------------------------------------------- ---------------------------------------------------
Substantially the same, except Gradison Growth & Income   The Diversified Stock Fund is subject to the
Fund primarily invests in value stocks.                   following principal risks. Your investment return
                                                          could be adversely affected if any of the
                                                          following occurs:

                                                          o    The market value of securities acquired
                                                               by the Fund declines
                                                          o    Growth stocks fall out of favor because
                                                               the companies' earnings growth does
                                                               not meet expectations
                                                          o    Value stocks fall out of favor relative
                                                               to growth stocks and other types of
                                                               stocks
                                                          o    A  particular strategy does not produce the
                                                               intended   result or the  portfolio
                                                               manager  does not execute the strategy
                                                               effectively
                                                          o    A company's earnings do not increase as
                                                               expected
                                                          o    Interest rates rise
                                                          o    An issuer's credit quality is downgraded
                                                          o    The Fund must reinvest interest or sale
                                                               proceeds at lower rates
                                                          o    The rate of inflation increases
                                                          o    Hedges created by using derivative
                                                               instruments, including futures or options
                                                               contracts, do not respond to economic or
                                                               market conditions as expected
--------------------------------------------------------- ---------------------------------------------------

--------------------------------------------------------- ---------------------------------------------------
Gradison Opportunity Value Fund                           Victory Small Company Opportunity Fund
--------------------------------------------------------- ---------------------------------------------------
Substantially the same.                                   The Small Company Opportunity Fund is subject to
                                                          the following principal risks. Your investment
                                                          return could be adversely affected if any of the
                                                          following occurs:
                                                          o    The market value of securities acquired
                                                               by the Fund declines
                                                          o    Value stocks fall out of favor relative
                                                               to growth stocks and other types of stocks
                                                          o    A      particular strategy does not
                                                               produce       the intended   result
                                                               or the  portfolio manager  does not
                                                               execute   the strategy effectively
                                                          o    A company's earnings do not increase as
                                                               expected
                                                          o    Interest rates rise
                                                          o    An issuer's credit quality is downgraded
                                                          o    The Fund must reinvest interest or sale
                                                               proceeds at lower rates
                                                          o    The rate of inflation increases
--------------------------------------------------------- ---------------------------------------------------




                                       20

--------------------------------------------------------- ---------------------------------------------------
Gradison International Fund                               Victory International Growth Fund
--------------------------------------------------------- ---------------------------------------------------
Substantially the same, except that generally the         The International  Growth Fund
Gradison  International  Fund  may  have  greater         is  subject  to the following  principal  risks.
exposure to  securities  issued by                        Your  investment  return could be adversely
companies in emerging markets.                            affected if any of the following occurs:
                                                          o    Foreign securities experience more
                                                               volatility than their domestic counterparts,
                                                               in part because of higher political and
                                                               economic risks, lack of reliable
                                                               information, fluctuations in currency
                                                               exchange rates, and the risks that a foreign
                                                               government may take over assets, restrict
                                                               the ability to exchange currency or restrict
                                                               the delivery of securities
                                                          o    The  prices of foreign securities issued
                                                               in  emerging countries experience   more
                                                               volatility because  the securities
                                                               markets  in these countries may not
                                                               be well established
                                                          o    The market value of securities acquired
                                                               by the Fund declines
                                                          o    A  particular strategy does not produce  the
                                                               intended  result or the  portfolio
                                                               manager  does not execute the strategy
                                                               effectively
                                                          o    Interest rates rise
                                                          o    An issuer's credit quality is downgraded
                                                          o    The Fund must reinvest interest or sale
                                                               proceeds at lower rates
                                                          o    The rate of inflation increases
                                                          o    The average life of a mortgage-related
                                                               security is shortened or lengthened
                                                          o    Hedges created by using derivative
                                                               instruments, including futures or options
                                                               contracts, do not respond to economic or
                                                               market conditions as expected
--------------------------------------------------------- ---------------------------------------------------


Comparison of Potential Risks and Rewards.

         Each of the Gradison Funds and the corresponding Victory Funds has its own risks and potential rewards. The bar charts and tables below compare the potential risks and rewards of investing in the Gradison Funds and the currently existing Victory Funds.

         Each bar chart provides an indication of the risks of investing in each Fund by showing changes in the Fund's performance from year to year for the last ten years or since the inception of the Fund. The table shows how each Fund's average annual returns for one year, five years and ten years (or since inception) compare to the returns of a broad-based securities market index. The figures shown assume reinvestment of dividends and distributions.

         The information shown below reflects the performance of the Class A shares (without sales charges) of three Victory Funds: Ohio Municipal Bond Fund, Diversified Stock Fund and International Growth Fund. Returns for the Class G shares of these Victory Funds would be similar because the shares will be invested in the same portfolio of securities. The annual returns would differ only to the extent that each class has a different expense ratio.

         After the reorganization, the Victory Fund for Income and Victory Small Company Opportunity Fund will assume the performance information of the Gradison Government Income Fund and the Gradison Opportunity Value Fund, respectively. Accordingly, the performance information shown below relates to these two Gradison Funds.

         Keep in mind that past performance does not indicate future results.

Victory Fund for Income (Gradison Government Income Fund)


------------ ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ---------- ---------
  40.00%

             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ---------- ---------
  30.00%

             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ---------- ---------
  20.00%
              12.75%               14.08%                                     17.20%
             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ---------- ---------
  10.00%
                         8.79%                 6.29%     7.52%                           3.51%      8.36%     7.37%
             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ---------- ---------
   0.00%
                                                                   -3.69%
             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ---------- ---------
  -10.00%

             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ---------- ---------
  -20.00%
             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ---------- ---------
               1989       1990      1991       1992       1993      1994       1995      1996       1997       1998
------------ ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ---------- ---------

Victory Ohio Municipal Bond Fund (Class A shares)

------------ ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ----------
  40.00%

             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ----------
  30.00%

             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ----------
  20.00%
                         10.75%               12.64%               17.72%
             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ----------
  10.00%
               5.12%                7.76%                                     4.32%      7.87%      6.56%
             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ----------
   0.00%
                                                         -4.46%
             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ----------
  -10.00%

             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ----------
  -20.00%
             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ----------
               1990       1991      1992       1993       1994      1995       1996      1997       1998
------------ ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ----------

Victory Diversified Stock Fund (Class A shares)

------------ ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ---------- ---------
  40.00%
                                                                              35.37%
             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ---------- ---------
  30.00%
                                   23.98%                                               24.72%     28.28%     23.15%
             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ---------- ---------
  20.00%

             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ---------- ---------
  10.00%



                                       22

             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ---------- ---------

               3.81%     0.57%                 9.43%     9.97%      3.96%
             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ---------- ---------
   0.00%

             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ---------- ---------
  -10.00%

             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ---------- ---------
  -20.00%
             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ---------- ---------
               1989       1990      1991       1992       1993      1994       1995      1996       1997       1998
------------ ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ---------- ---------

Victory Small Company Opportunity Fund (Gradison Opportunity Value Fund)

------------ ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ---------- ---------
  40.00%
                                   35.92%                                                          31.18%
             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ---------- ---------
  30.00%
              23.13%                                                          26.76%
             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ---------- ---------
  20.00%
                                              14.31%     11.07%                         19.47%
             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ---------- ---------
  10.00%

             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ---------- ---------
   0.00%
                                                                   -2.18%                                     -6.93%
             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ---------- ---------
  -10.00%
                        -13.05%
             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ---------- ---------
  -20.00%
             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ---------- ---------
               1989       1990      1991       1992       1993      1994       1995      1996       1997       1998
------------ ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ---------- ---------

International Growth Fund (Class A shares)

------------ ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ----------
  40.00%
                                              35.91%
             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ----------
  30.00%

             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ----------
  20.00%
                                                                                                   17.48%
             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ----------
  10.00%
                         9.75%                           2.72%      7.71%     6.29%      2.33%
             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ----------
   0.00%
              -6.56%               -6.41%
             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ----------
  -10.00%

             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ----------
  -20.00%
             ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ----------
               1990       1991      1992       1993       1994      1995       1996      1997       1998
------------ ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ----------


                       Fund                             Highest Quarterly Return          Lowest Quarterly Return
Gradison Government Income Fund --
Victory Fund for Income*                                5.57% in 2d Quarter 1989        (3.05)% in 1st Quarter 1994

Gradison Ohio Tax-Free Income Fund                      7.12% in 1st Quarter 1995       (6.08)% in 1st Quarter 1994
Victory Ohio Municipal Bond Fund - Class A              6.68% in 1st Quarter 1995       (5.07)% in 4th Quarter 1994

Gradison Growth & Income Fund                          16.85% in 4th Quarter 1998       (7.57)% in 3d Quarter 1998
Victory Diversified Stock Fund - Class A               17.60% in 4th Quarter 1998       (12.43)% in 3d Quarter 1990


                                       23

Gradison Opportunity Value Fund --
     Victory Small Company Opportunity Fund*           20.24% in 1st Quarter 1991       (19.96)% in 3d Quarter 1998

Gradison  International  Fund                          17.90% in 4th Quarter 1998       (17.63)% in 3d Quarter

Victory  International  Growth Fund - Class A          19.78% in 4th  Quarter  1998     (15.23)% in 3d Quarter  1998

* After the  reorganization,  the  Victory  Fund for  Income and  Victory  Small
  Company Opportunity Fund will assume the performance information of the Gradison Government Income Fund and the Gradison Opportunity Value Fund, respectively.

         The Average  Annual Total  Returns for the Gradison  Government  Income
Fund,  Class A shares of the Victory Ohio  Municipal  Bond Fund and  Diversified
Stock Fund,  the  Gradison  Opportunity  Value  Fund,  and Class A shares of the
Victory International Growth Fund for the periods ended December 31, 1998, are as follows:

------------------------------------------------------- -------------------- -------------------- --------------------
             Average Annual Total Returns
      (for the Periods ended December 31, 1998)            Past One Year        Past 5 Years         Past 10 Years
------------------------------------------------------- -------------------- -------------------- --------------------
Gradison Government Income Fund -- Victory Fund for

     Income*                                                   7.37%                6.33%                8.08%
------------------------------------------------------- -------------------- -------------------- --------------------
Lehman GNMA Index**                                            6.91%                7.33%                9.24%
------------------------------------------------------- -------------------- -------------------- --------------------
*  After the  reorganization,  the  Victory  Fund for  Income  will  assume  the performance information of the Gradison Government Income Fund.
** The Lehman GNMA Index is a broad-based  unmanaged  index that  represents the general performance of GNMA securities.

----------------------------------------------------------- ------------------- ------------------ -------------------
               Average Annual Total Returns                   Past One Year       Past 5 Years     Since Inception**
        (for the periods ended December 31, 1998)

----------------------------------------------------------- ------------------- ------------------ -------------------
Gradison Ohio Tax-Free Income Fund                                5.64%               5.63%              7.01%
----------------------------------------------------------- ------------------- ------------------ -------------------
Lehman Brothers 20-Year Municipal Bond Index*                     6.82%               6.75%              8.03%
----------------------------------------------------------- ------------------- ------------------ -------------------
Victory Ohio Municipal Bond Fund - Class A                        6.56%               6.16%              7.77%
----------------------------------------------------------- ------------------- ------------------ -------------------
Lehman Brothers 10-Year Municipal Bond Index*                     6.80%               6.30%              8.48%
----------------------------------------------------------- ------------------- ------------------ -------------------
*    The Lehman  Brothers  10-Year  Municipal Bond Index and The Lehman Brothers
     20-Year  Municipal  Bond  Index  are  broad-based  unmanaged  indices  that represent the general performance of investment-grade municipal bonds.
**   Reflects  performance  since  the  Gradison  Ohio  Tax-Free  Income  Fund's inception  on August 18, 1992 and the Victory  Ohio  Municipal  Bond Fund -
     Class A's inception on May 18, 1990.

------------------------------------------------------------ -------------------- ----------------- ------------------
               Average Annual Total Returns                                                         Since Inception**
         (for the periods ended December 31, 1998)              Past One Year       Past 5 Years

------------------------------------------------------------ -------------------  ----------------- ------------------
Gradison Growth & Income Fund                                      14.45%               N/A              21.66%
------------------------------------------------------------ -------------------- ----------------- ------------------
S&P 500 Stock Index*                                               28.58%               N/A              29.77%
------------------------------------------------------------ -------------------- ----------------- ------------------
Victory Diversified Stock Fund - Class A                           23.15%              22.62%            17.24%
------------------------------------------------------------ -------------------- ----------------- ------------------
S&P 500 Stock Index*                                               28.58%              24.06%            17.63%
------------------------------------------------------------ -------------------- ----------------- ------------------
*    The  Standard & Poor's 500  Composite  Stock Price  Index is a  broad-based unmanaged  index that  represents the general  performance of  domestically traded common stocks of mid- to large-sized companies.
**   Reflects performance since the Gradison Growth & Income Fund's inception on
     February  28,  1995 and the  Victory  Diversified  Stock  Fund - Class  A's
     inception on October 20, 1989.



                                       24

------------------------------------------------------------- -------------------- ----------------- -----------------

                Average Annual Total Returns
         (for the Periods ended December 31, 1998)               Past One Year       Past 5 Years     Past 10 years

------------------------------------------------------------- -------------------- ----------------- -----------------
Gradison Opportunity Value Fund --
     Victory Small Company Opportunity Fund*                        (6.93)%             12.58%            12.82%
------------------------------------------------------------- -------------------- ----------------- -----------------
Russell 2000 Index**                                                (2.55)%             11.87%            12.92%
------------------------------------------------------------- -------------------- ----------------- -----------------
*    After the  reorganization,  the Victory Small Company Opportunity Fund will assume the performance information of the Gradison Opportunity Value Fund.
**   The Russell 2000 Index is a broad-based unmanaged index that represents the
     general   performance  of  domestically   traded  common  stocks  of  small
     companies.

----------------------------------------------------------- --------------------- ----------------- ------------------
               Average Annual Total Returns                                                         Since Inception**
        (for the periods ended December 31, 1998)              Past One Year        Past 5 Years

----------------------------------------------------------- --------------------- ----------------- ------------------
Gradison International Fund                                        12.95%               N/A               7.01%
----------------------------------------------------------- --------------------- ----------------- ------------------
International Index*                                               14.94%               N/A               7.36%
----------------------------------------------------------- --------------------- ----------------- ------------------
Victory International Growth Fund - Class A                        17.48%              7.17%              7.36%
----------------------------------------------------------- --------------------- ----------------- ------------------
Morgan Stanley Capital International All Country World             14.46%              7.80%              6.30%
Free ex-U.S. Index***
----------------------------------------------------------- --------------------- ----------------- ------------------


*  The   International   Index  is  comprised  of  the  Morgan  Stanley  Capital
   International  (MSCI) EAFE and EM Index.

** Reflects performance since the Gradison International Fund's inception on May 31, 1995 and the Victory International Growth Fund - Class A's inception on May 18, 1990.

***The Morgan  Stanley  Capital  International  All Country  World Free  ex-U.S.
   Index is comprised of securities issued by companies in developed countries, other than the U.S. and emerging countries and weighted by market capitalization.


Comparison of Operations.

Investment Advisory Agreements

         McDonald, through its Gradison Division, serves as investment adviser to the Gradison Funds. McDonald is registered as an investment adviser with the SEC and is a wholly owned subsidiary of KeyCorp, 127 Public Square, Cleveland, Ohio 44114. Subject to the authority of the Board of Trustees, Gradison manages the investment and reinvestment of the assets of the Gradison Funds, and provides its employees to act as the officers of the Funds, who are responsible for the overall management of the Gradison Funds. Blairlogie serves as the investment sub-adviser to Gradison International Fund. Blairlogie is a Scottish investment management firm, organized as a limited partnership. Blairlogie's address is 4th Floor, 125 Princes Street, Edinburgh EH2 4AD, Scotland.

         KAM serves as investment adviser to the Victory Funds. KAM is a New York corporation registered as an investment adviser with the SEC. KAM, a subsidiary of KeyCorp, oversees the operations of the Victory Funds according to investment policies and procedures adopted by the Board of Trustees. Affiliates of KAM manage approximately $62 billion for a limited number of individual and institutional clients. KAM's address is 127 Public Square, Cleveland, Ohio 44114.

         In executing brokerage trades, KAM will seek best execution, but may pay more than the lowest amount of commission if KAM requires research or other services that benefit its managed accounts. KAM may allocate brokerage commissions to its affiliates.

         KAM serves as a Manager of Managers of the International Growth Fund. In this capacity, KAM may select one or more sub-advisers to manage the International Growth Fund's assets. Under its Advisory Agreement with Victory, KAM oversees the investment advisory services that a sub-adviser provides to the International Growth Fund.

         KAM currently has a Portfolio Management Agreement with Indocam International Investment Services, S.A. (IIIS), a French corporation located in Paris, France. IIIS has served as sub-adviser for all of the International Growth Fund's assets (other than short-term debt instruments) since June 1998.

Distribution and Service Plans

         The Gradison Funds have adopted a distribution and servicing plan. The Gradison Funds pay fees as follows:

o An annual service fee of up to 0.25% of average daily net assets of the Gradison Government Income Fund and the Gradison Ohio Tax-Free Income Fund.

o An annual service fee of up to 0.25% of average daily net assets and an annual distribution fee of up to 0.25% of average daily net assets of the Gradison Established Value Fund, the Gradison Growth & Income Fund, the Gradison Opportunity Value Fund, and the Gradison International Fund.

o An annual service fee of up to 0.10% of average daily net assets of Gradison U.S. Government Reserves.

         These fees are paid monthly. The service fee is paid to securities broker-dealers for providing personal services to shareholders of the Fund, including responding to shareholder inquiries and providing information to shareholders about their Fund accounts. The distribution fee may be used to pay for advertising and printing prospectuses, annual reports, and other promotional material for prospective investors, and for other distribution activities. Over time these fees will increase the cost of your investment.

         The G class of each Victory Fund has adopted a similar plan that provides for the same fees.

Administrator and Distributor

         McDonald,   through  its  Gradison  Division,  acts  as  administrator, transfer agent, and accounting service provider for all of the Gradison Funds, except the Gradison Government Income Fund.

         McDonald receives the following fees for acting as transfer agent and accounting service provider:

Gradison U.S. Government Reserves
---------------------------------

Transfer Agent Services - $23.50 per shareholder non-zero balance account and $5.00 per closed or zero balance account per year, plus out-of-pocket costs.

Accounting Services  -     .0150%  of the  first  $400  million  of average  daily assets
                           .0125% of the next $300 million of  average  daily  assets
                           .0100%  of the next  $300 million of  average  daily  assets
                           .0075% of average daily net  assets in  excess  of $1  billion
                           Minimum yearly fee is $20,000.

Gradison Ohio Tax-Free Income Fund
----------------------------------

Transfer Agent Services - $23.00 per shareholder non-zero balance account and $5.00 per closed or zero balance account per year, plus out-of-pocket costs.

Accounting Services -      .035% of the first $100 million of average daily  assets
                           .025%  of the  next  $100  million  of average  daily  assets
                           .015% of  average  daily  net assets in excess of $200 million
                           Minimum  yearly fee is $48,000

Gradison Established Value Fund
-------------------------------
Gradison Opportunity Value Fund
-------------------------------
Gradison Growth & Income Fund
-----------------------------

Transfer Agent Services - $18.50 per shareholder non-zero balance account and $5.00 per closed or zero balance account per year, plus out-of-pocket costs.

Accounting Services -      .03% of the first $100  million of average daily assets
                           .02% of the next $100 million of average daily  assets
                           .01% of  average  daily net  assets in excess of $200 million
                           Minimum yearly fee per fund is $40,000.

Gradison International Fund
---------------------------

Transfer Agent Services - $18.50 per shareholder non-zero balance account and $5.00 per closed or zero balance account per year, plus out-of-pocket costs.



                                       27

Accounting Services -      .045% of the first $100 million of average daily  assets
                           .030%  of the  next  $100  million  of average  daily  assets
                           .015% of  average  daily  net assets in excess of $200 million
                           Minimum  yearly fee is $60,000.

         With respect to the Gradison Government Income Fund, Gradison provides administrative and accounting services to the Fund at cost and provides data processing services at a cost of $8.25 per account per year.

         McDonald provides its employees to act as the officers of the Trust who are responsible for the overall management of the Funds except for one officer who is an employee of BISYS Fund Services Limited Partnership ("BISYS"). BISYS is the distributor for the Gradison Funds.

         BISYS serves as the administrator, distributor, and fund accountant for the Victory Funds pursuant to administration, distribution and accounting agreements with Victory. For expenses incurred and services provided as administrator of the Victory Funds, BISYS receives a fee at the following annual rate based on each Victory Fund's average daily net assets: 0.15% for portfolio assets up to $300 million; 0.12% for the next $300 million of portfolio assets; and 0.10% for portfolio assets in excess of $600 million.

         BISYS also serves as the distributor of the Victory Funds. BISYS does not charge the Victory Funds a fee for its services as distributor, but receives sales charges paid by shareholders. Under its distribution agreement with Victory, BISYS may provide sales support, including cash or other compensation to dealers for selling shares of the Victory Funds. BISYS does this at its own expense and not at the expense of any Fund or its shareholders.

Sub-Administrator

         There is no sub-administrator of the Gradison Funds.

         KAM serves as sub-administrator of the Victory Funds. For its services as sub-administrator of the Victory Funds, BISYS pays KAM an annual fee of up to 0.05% of the average daily net assets of the Victory Funds.

Dividends and Other Distributions

         The Gradison Established Value Fund and the Gradison Growth & Income Fund pay dividends quarterly; the Gradison Opportunity Value Fund pays dividends semi-annually; and the Gradison International Fund pays dividends yearly. The Gradison Government Income Fund and the Gradison Ohio Tax-Free Income Fund declare dividends from accrued income daily and pay the dividends monthly. Gradison U.S. Government Reserves declares dividends daily and pays dividends monthly. Generally, each Gradison Fund pays realized capital gains, if any, at least once a year.

         Ordinarily, the Victory Fund for Income and Ohio Municipal Bond Fund declare and pay the dividends monthly. The Established Value Fund, Diversified Stock Fund, Small Company

Opportunity Fund and International Growth Fund declare and pay dividends quarterly. Gradison Government Reserves Fund declares dividends daily and pays dividends monthly. Generally, each Fund pays realized capital gains, if any, at least once a year. Each class of shares declares and pays dividends separately.

         A Gradison Fund's distributions can be received in one of the following ways:

o Reinvestment Option. You can have distributions automatically reinvested in additional shares of a Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

o Cash Option. The Fund will send you a check no later than seven days after the pay date.

o Income Earned Option. You can automatically reinvest your dividends in your Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

         A Victory Fund's distributions can be received in one of the following ways in addition to the three methods described above:

o Directed Dividends Option. In most cases, you can automatically reinvest distributions in shares of another Fund of The Victory Portfolios. If you reinvest your distributions in a different class of another Fund, you may pay a sales charge on the reinvested distributions.

o Directed Bank Account Option. In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the Fund will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to your account.

Purchase Procedures

         You may purchase shares of any Gradison Fund without an initial sales charge. The minimum investment required to open an account in a Fund is $1,000 and additional investments must be at least $50. These minimums may be waived for certain group purchases. Purchase orders become effective when the Fund receives the necessary information about the purchaser's account and provision for payment has been made.

         You may purchase Class G shares of any Victory Fund without an initial sales charge. The Victory Funds offer different classes of shares, which have varying purchase procedures, sales charges, and ongoing fees. The minimum investment required to open an account in most Victory Funds is $500 ($100 for IRAs) and additional investments must be at least $25.

Exchange Rights

         Shares of the Gradison Funds may be exchanged, without administrative fees, for shares of any other Gradison Fund and for shares of certain
federal/Ohio   tax-free  money  market  funds.

You may request exchanges by telephoning or writing the Funds. An exchange may not be made from a Fund to the fund in which you are investing unless the shares of that fund are registered for sale in the state in which you reside. The terms of the exchange feature are subject to change and the exchange feature is subject to termination upon 60 days' written notice, except that no notice shall be required under certain circumstances, according to SEC rules.

         You may exchange shares of a Victory Fund, without a sales charge, for shares of any other series of The Victory Portfolios that are of the same class as the shares being exchanged. However, when you exchange shares of a Victory Fund, you should keep the following in mind:

o Shares of the Fund selected for exchange must be available for sale in your state of residence.
o The Fund whose shares you would like to exchange and the Fund whose shares you want to buy must both offer the exchange privilege.

o If you own Class G shares, you can exchange into Class G Shares, Select Shares, or any single class money market fund shares of a Victory Fund without paying a sales charge. If a Victory Fund offers both Class G and Class A Shares, you can exchange into only Class G Shares. However, you can exchange your Class G shares into Class A Shares of any Victory Fund that does not offer Class G Shares without paying a sales charge.
o You must meet the minimum purchase requirements for the Fund you purchase by exchange.
o The registration and tax identification numbers of the two accounts must be identical.
o You must hold the shares you buy when you establish your account for at least seven days before you can exchange them; after the account is open seven days, you can exchange shares on any business day.
o    When you exchange shares of a Fund, it generally is a taxable event.


Redemption Procedures

         You may sell your shares of each Gradison Fund by sending a signed redemption request to the Fund identifying the Fund account number, the amount of redemption in shares or dollar amount and where to send the proceeds. You may sell shares by telephone and have the proceeds mailed to the address on the Fund's records. The Funds generally make payment for sold shares within one business day and, except in extraordinary circumstances, within seven days after receipt of a properly executed request. The Funds may delay payment for the sale of shares where the shares were purchased with a personal check (or any other method of payment subject to collection) but only until the purchase payment has cleared, which may be up to 15 days from the day the purchase payment is received by a Fund. All proceeds are paid by checks or wire.

         You may sell shares of the Victory Funds by mail or telephone. If your request is received and accepted by 4:00 p.m., it will be processed the same day and proceeds will be sent the next business day. When using either Regular U.S. Mail or Overnight Mail to request a sale, you need to send Victory a letter of instruction indicating your Fund account number, the amount you wish to sell and where to send the proceeds. To sell shares by telephone, you need to call 800-539-FUND, and make sure to check the box marked "Telephone Authorization" when you fill out your original application. If you want your proceeds wired, you must establish an account at a domestic financial institution to accommodate the wire transaction. Your funds will be wired on the next business day. For the new Gradison
Government Reserves Fund, your proceeds will be wired the same day if your request to sell is received and accepted by 12:00 p.m. Eastern Time. The Victory Funds reserve the right to pay some portion of the proceeds from a sale of shares in portfolio securities. However, they are obligated to pay cash to any one shareholder during any 90-day period up to the lesser of $250,000 or 1% of the Fund's net assets.

Trustees

         Each Gradison Board of Trustees is responsible for the direction and supervision of the Gradison Funds' operations. Victory's Board of Trustees is responsible for the management of the Victory Funds.

Comparison of Shareholder Rights.

         The chart below describes some of the differences between your rights as a shareholder of The Victory Portfolios and your rights as a shareholder of the Gradison Funds.

=============================== ========================= ============================= ============================
Category                        The Victory Portfolios    Gradison Growth Trust         Gradison-McDonald Cash
                                                                                        Reserves Trust
------------------------------- ------------------------- ----------------------------- ----------------------------
1.    Par Value                 Each share has a par      Without par value             Each share has a par value
                                value of $0.001                                         of $.01
------------------------------- ------------------------- ----------------------------- ----------------------------
2.    Preemptive rights         None                      None                          None
------------------------------- ------------------------- ----------------------------- ----------------------------
3.    Preference                None                      None                          None
------------------------------- ------------------------- ----------------------------- ----------------------------
4.    Appraisal Rights          None                      None                          None
------------------------------- ------------------------- ----------------------------- ----------------------------
5.    Conversion Rights         None                      None except contemplated a    None except contemplated a
                                                          right to convert shares       right to convert shares
                                                          into another Series           into another Series
------------------------------- ------------------------- ----------------------------- ----------------------------
6.    Exchange Rights (not      None                      None                          None
      including the right to
      exchange among Funds)
------------------------------- ------------------------- ----------------------------- ----------------------------
7.    Shareholder Rights        No right to call for      No right to call for any      No right to call for any
                                any partition or          partition or division of      partition or division of
                                division of property,     property, profits, rights     property, profits, rights
                                profits, rights or        or interests of the Trust     or interests of the Trust
                                interests of the Trust
------------------------------- ------------------------- ----------------------------- ----------------------------
8.    Personal Liability of     None                      None                          None, although
      Shareholders                                                                      shareholders have
                                                                                        theoretical potential
                                                                                        liability
------------------------------- ------------------------- ----------------------------- ----------------------------
9.    Annual meetings           No annual meetings        Not held except as required   No annual meetings required
                                required                  by the 1940 Act
------------------------------- ------------------------- ----------------------------- ----------------------------
10.   Right to call  special    Shall be called upon      Shall be called upon          Shall be called upon
      meeting  of               request of shareholders   request of shareholders       request of shareholders
      shareholders              owning at least 10% of    holding at least 25% of the   holding at least 10% of
                                the outstanding shares    outstanding shares            the outstanding shares
------------------------------- ------------------------- ----------------------------- ----------------------------

===============================  =========================== =============================
Category                         Gradison Custodian Trust    Gradison-McDonald Municipal
                                                             Custodian Trust
-------------------------------  --------------------------- -----------------------------
1.    Par Value                  Without par value           Without par value

-------------------------------  --------------------------- -----------------------------
2.    Preemptive rights          None                        None
-------------------------------  --------------------------- -----------------------------
3.    Preference                 None                        None
-------------------------------  --------------------------- -----------------------------
4.    Appraisal Rights           None                        None
-------------------------------  --------------------------- -----------------------------
5.    Conversion Rights          None except contemplated    None except contemplated a
                                 a right to convert shares   right to convert shares
                                 into another Series         into another Series
-------------------------------  --------------------------- -----------------------------
6.    Exchange Rights (not       None                        None
      including the right to
      exchange among Funds)
-------------------------------  --------------------------- -----------------------------
7.    Shareholder Rights         No right to call for any    No right to call for any
                                 partition or division of    partition or division of
                                 property, profits, rights   property, profits, rights
                                 or interests of the Trust   or interests of the Trust

-------------------------------  --------------------------- -----------------------------
8.    Personal Liability of      None                        None
      Shareholders


-------------------------------  --------------------------- -----------------------------
9.    Annual meetings            Not held except as          Not held except as
                                 required by the 1940 Act    required by the 1940 Act
-------------------------------  --------------------------- -----------------------------
10.   Right to call  special     Shall be called upon        Shall be called upon
      meeting  of                request of shareholders
      shareholders               holding at least 10% of     holding at least 10% of the
                                 the outstanding shares      outstanding shares
-------------------------------  --------------------------- ---------------------------

=============================== ========================= ============================= ============================ =
Category                        The Victory Portfolios    Gradison Growth Trust         Gradison-McDonald Cash
                                                                                        Reserves Trust
------------------------------- ------------------------- ----------------------------- ----------------------------
11.   Notice of meetings        Sent by first class       Mailed to each shareholder    Mailed to each shareholder
                                mail or such other        entitled to vote at least 7   entitled to vote at least
                                means determined by the   and not more than 60 days     7 and not more than 60
                                trustees at least 10      before meeting                days before meeting
                                days prior to any such
                                meeting
------------------------------- ------------------------- ----------------------------- ----------------------------
12.   Record date for meetings  1. Trustees may close     1.    Trustees may close      1.    Trustees may close
                                transfer books                  transfer books not            transfer books not
                                not exceeding 60 days           exceeding 30 days or          exceeding 30 days or
                                prior to shareholder      2.    Trustees may fix a      2.    Trustees may fix a
                                meeting or                      date not more than 60         date not more than
                                2. Trustees may fix a           days prior to                 60 days prior to
                                date not exceeding 60           shareholder meeting           shareholder meeting
                                days prior to
                                shareholder meeting
------------------------------- ------------------------- ----------------------------- ----------------------------
13.   Election of Trustees      A plurality               A majority of shares          A majority of shares
                                                          entitled to vote present in   entitled to vote present
                                                          person or by proxy            in person or by proxy
------------------------------- ------------------------- ----------------------------- ----------------------------
14.   Adjournment of Meetings   Majority of votes cast    Majority of shares            Majority of shares
                                upon question of          represented at meeting        represented at meeting
                                adjournment
------------------------------- ------------------------- ----------------------------- ---------------------------- -

===============================  =========================== =============================
Category                         Gradison Custodian Trust    Gradison-McDonald Municipal
                                                             Custodian Trust
-------------------------------  --------------------------- ---------------------------
11.   Notice of meetings         Mailed to each              Mailed to each shareholder
                                 shareholder entitled to     entitled to vote at least 7
                                 vote at least 7 and not     and not more than 60 days
                                 more than 60 days before    before meeting
                                 meeting

-------------------------------  --------------------------- ---------------------------
12.   Record date for meetings   1.    Trustees may close    1.    Trustees may close
                                       transfer books not          transfer books not
                                       exceeding 30 days or        exceeding 30 days or
                                 2.    Trustees may fix a    2.    Trustees may fix a
                                       date not more than          date not more than 60
                                       60 days prior to            days prior to
                                       shareholder meeting         shareholder meeting


-------------------------------  --------------------------- ---------------------------
13.   Election of Trustees       A majority of shares        A majority of shares
                                 entitled to vote present    entitled to vote present in
                                 in person or by proxy       person or by proxy
-------------------------------  --------------------------- ---------------------------
14.   Adjournment of Meetings    Majority of shares          Majority of shares
                                 represented at meeting      represented at
                                                             meeting
-------------------------------  --------------------------- -----------------------------

=============================== ========================= ============================= ============================
Category                        The Victory Portfolios    Gradison Growth Trust         Gradison-McDonald Cash
                                                                                        Reserves Trust

------------------------------- ------------------------- ----------------------------- ----------------------------

15.   Removal of Trustees by    May be removed at         May be removed by holders      Removal by shareholders
      Shareholders              shareholder meeting by    of record of at least 2/3      not provided for
                                a vote of shareholders    of the outstanding shares
                                owning at least 2/3 of    of the Trust either
                                the outstanding shares    1.    by a declaration in
                                of the Trust                    writing or
                                                          2.    by votes cast at a
                                                                meeting called by
                                                                trustees when
                                                                requested in writing
                                                                by record holders of
                                                                not less than 10% of
                                                                outstanding shares

=============================== ========================= ============================= ============================

=============================== =========================== =============================
Category                        Gradison Custodian Trust    Gradison-McDonald Municipal
                                                            Custodian Trust

------------------------------- --------------------------- ---------------------------

15.   Removal of Trustees by    May be removed by holders   May be removed by holders
      Shareholders              of record of at least a     of record of at least a
                                majority of outstanding     majority of outstanding
                                shares of the Trust either  shares of the Trust either
                                1.    by a declaration in   1.    by a declaration in
                                      writing or                  writing or
                                2.    by votes cast at a    2.    by votes cast at a
                                      meeting called by           meeting called by
                                      trustees when               trustees when
                                      requested in                requested in writing
                                      writing by record           by record holders of
                                      holders of not less         not less than 10% of
                                      than 10% of                 outstanding shares
                                      outstanding shares
=============================== =========================== =============================

         Capitalization of the Funds.

         The tables below show existing capitalization as of October 31, 1998, as well as pro forma capitalization as of that date, which reflects the impact of any corporate actions, including stock splits and accounting adjustments, required to facilitate the reorganization. For these reasons, the total pro forma combined Total Net Assets may differ from the combined net assets of the Funds prior to the reorganization.


                                                    Total Net Assets (000)           Shares Outstanding (000)
                                                    ----------------------           ------------------------
Gradison Government Income Fund                            $160,618                             12,051
Victory Fund for Income                                      28,743                              2,923
Pro Forma Combined                                          189,361                             14,207



                                                    Total Net Assets (000)           Shares Outstanding (000)
                                                    ----------------------           ------------------------
Gradison Ohio Tax-Free Income Fund                         $114,490                              8,201
Victory Ohio Municipal Bond Fund                             82,704                              6,872
Pro Forma Combined                                          197,194                             16,381



                                                    Total Net Assets (000)           Shares Outstanding (000)
                                                    ----------------------           ------------------------
Gradison Growth & Income Fund                               $64,444                              2,338
Victory Diversified Stock Fund                              984,120                             52,247
Pro Forma Combined                                        1,048,562                             55,666


                                                     Total Net Assets (000)          Shares Outstanding (000)
                                                     ----------------------          ------------------------
Gradison Opportunity Value Fund                             $146,389                              6,709
Victory Small Company Opportunity Fund                        81,599                              8,537
Pro Forma Combined                                           227,988                             10,449


                                                     Total Net Assets (000)          Shares Outstanding (000)
                                                     ----------------------          ------------------------
Gradison International Fund                                  $31,969                              1,857
Victory International Growth Fund                            134,843                             10,223
Pro Forma Combined                                           166,804                             12,646


Required Vote

         Approval of Proposal 1 by a Gradison Fund requires a vote of a simple majority of the Fund's outstanding shares. A simple majority of outstanding shares of a Fund means one more than half of the number of shares of that Fund that were issued and outstanding as of the record date, voting at the meeting in person or by proxy. Approval of Proposal 1 by the shareholders of one Gradison Fund is not contingent upon the approval of Proposal 1 by the shareholders of any other Gradison Fund.

Board Recommendation

                           EACH BOARD RECOMMENDS THAT
                       SHAREHOLDERS VOTE "FOR" PROPOSAL 1.

                           ---------------------------

                                   PROPOSAL 2.

                      TO APPROVE A NEW INVESTMENT ADVISORY
                        AGREEMENT FOR EACH GRADISON FUND

Introduction

         The Board of Trustees of each Gradison Trust has approved a new Investment Advisory Agreement for each Gradison Fund.

         >> The primary purpose of this proposal is to allow McDonald to continue to serve as investment adviser of your Fund until the reorganization with The Victory Portfolios (and after, if shareholders do not approve the reorganization), and to allow McDonald to receive advisory fees for the period since McDonald's parent merged with KeyCorp.

         On October 23, 1998, KeyCorp acquired McDonald & Company Investments, Inc., the corporate parent of McDonald & Company Securities, Inc. (McDonald Securities). McDonald Securities subsequently changed its name to McDonald Investments Inc. (McDonald). Effective on that date, each Gradison Fund entered into a new investment advisory agreement with McDonald because the prior investment advisory agreement may have terminated due to the acquisition. The SEC has issued an exemptive order that permits each Gradison Fund to obtain your approval of the new investment advisory agreement within 150 days after the acquisition (by March 22, 1999), instead of prior to the acquisition. Until your approval is obtained, the exemptive order requires that advisory fees paid pursuant to the new investment advisory agreement be escrowed.


Why We Are Asking Shareholders to Approve New Investment Advisory Agreements

         This proposal is intended to accomplish two goals. First, approval of the new investment advisory agreement for your Fund permits McDonald to continue to serve as the investment adviser to your Fund either (1) on an ongoing basis, if you do not approve the reorganization of your Gradison Fund described in Proposal 1, or (2) until the time of the reorganization, if you approve the reorganization of your Gradison Fund. If you do not approve either the reorganization of your Fund or the new investment advisory agreement, the investment advisory agreement for your Fund will terminate. In that event, the Board will consider what additional steps to take for your Fund. Second, approval of the investment advisory agreement for your Gradison Fund allows McDonald to receive the advisory fees that have been escrowed since October 23, 1998.

Considerations by the Boards of Trustees

         The new investment advisory agreements were presented to the Boards of the Gradison Funds on September 14, 1998. KAM, which was acquiring the investment advisory operations of McDonald, provided information to the Boards regarding the impact of the purchase on the Gradison Funds, including on the advisory services provided to them. In particular, KAM provided information regarding its experience and record as an investment adviser, its internal procedures, its staffing, other details of its operations, and its plans and expectations regarding the advisory services that will be provided to each of the Funds by McDonald as part of KAM.

         In considering the new investment advisory agreements, the Boards considered the information presented by KAM and other factors they deemed relevant, including the following:

          1. that the advisory fees and expense ratios of the Funds would not exceed their current levels for a two-year period after the new investment advisory agreement becomes effective;

          2. that the financial and other resources of McDonald, as part of KAM, and the continuance of appropriate incentives would assure that McDonald would be able to furnish high quality services to each Fund;

          3. that the terms of the new investment advisory agreements are substantially similar to those currently in effect;

          4. that the quality of the services McDonald would be able to furnish to each Gradison Fund would be of at least equal quality to the services now rendered to the Funds and may ultimately be strengthened; and

          5. that benefits accrue to McDonald from serving as adviser to each Gradison Fund.

         The Boards also considered KAM's intention that, for a period of three years after the purchase, at least 75% of each Board would not be "interested persons" (as defined under the 1940 Act) (the "Independent Trustees") and that, for a period of two years after the closing, there would be no unfair burden imposed on any Fund.

         After full consideration of these and other factors, the Boards, including all of the Independent Trustees, unanimously approved the new investment advisory agreements and recommended that they be submitted to shareholders for approval.


Terms of the Investment Advisory Agreements

         The services that McDonald will provide (and currently provides) under each of the new investment advisory agreements are generally identical to the services that McDonald provided under each of the old investment advisory agreements. In addition, the fees that McDonald will charge (and currently charges) pursuant to each of the new investment advisory agreements are identical to the fees that McDonald charged under each of the old investment advisory agreements.

         All other provisions of the new investment advisory agreements and the old investment advisory agreements are substantially identical, except for the dates of execution and termination and except for a provision permitting, with the approval of the Board and to the extent permitted by the 1940 Act, the new investment advisory agreement to be transferred to KAM.

Required Vote

         Approval of Proposal 2 by a Gradison Fund requires the affirmative vote of the lesser of (1) 67% or more of the shares of that Fund present at the meeting or represented by proxy if more than 50% of the outstanding shares of the Fund are so present or represented or (2) more than 50% of the outstanding shares of the Fund. Approval of Proposal 2 by the shareholders of one Gradison Fund is not contingent upon the approval of Proposal 2 by the shareholders of any other Gradison Fund.

Board Recommendation

                           EACH BOARD RECOMMENDS THAT
                       SHAREHOLDERS VOTE "FOR" PROPOSAL 2.

                       ----------------------------------

                                   PROPOSAL 3.

                           TO APPROVE A NEW INVESTMENT
                             SUB-ADVISORY AGREEMENT
                       FOR THE GRADISON INTERNATIONAL FUND

Introduction

         The Board of Trustees of the Gradison Growth Trust has approved a new Investment Sub-Advisory Agreement for the International Fund.

         >> The primary purpose of this proposal is to allow Blairlogie to serve as sub-adviser to the International Fund until the reorganization with The Victory Portfolios (and after if shareholders do not approve the reorganization) and to let McDonald pay certain fees to Blairlogie.

         Effective October 23, 1998, the date that KeyCorp acquired McDonald's parent company, McDonald and Blairlogie Capital Management (Blairlogie) entered into a new investment sub-advisory agreement with respect to Gradison International Fund because the prior investment sub-advisory agreement may have terminated due to the acquisition. The SEC has issued an exemptive order that permits your Fund to obtain your approval of the new investment sub-advisory agreement within 150 days after the acquisition (by March 22, 1999), instead of prior to the acquisition. Until your approval is obtained, the exemptive order requires that sub-advisory fees paid pursuant to the new investment sub-advisory agreement be escrowed.

         Separately, PIMCO Advisors L.P., 840 Newport Center Drive, Suite 360, Newport Beach, California 92660, the owner of a 75% interest in Blairlogie, has entered into an agreement to sell its interest in Blairlogie to Alleghany Asset Management, the investment management subsidiary of Alleghany Corporation. This acquisition is scheduled to occur in February 1999. As in the transaction described above, the change in control of Blairlogie would result in the termination of its investment sub-advisory agreement with McDonald, requiring shareholder approval of a new sub-advisory agreement. The SEC is currently considering an application for an exemptive order to permit Blairlogie to continue to serve as the investment sub-adviser to your Fund after Blairlogie's change in control.


Why We Are Asking International Fund Shareholders to Approve the Investment Sub-Advisory Agreement

         This proposal is intended to accomplish the following goals. First, if you do not approve the reorganization of Gradison International Fund described in Proposal 1, approval of the investment sub-advisory agreement permits Blairlogie to continue to serve as the investment sub-adviser to your Fund. If you do not approve either the reorganization of Gradison International Fund or the new investment sub-advisory agreement, the investment sub-advisory agreement with respect to Gradison International Fund will terminate. In that event, the Board will consider what additional steps to take with respect to Gradison International Fund. Second, assuming that McDonald receives payments of its escrowed fees, approval of the investment sub-advisory agreement allows Blairlogie to receive from McDonald (and not from the Fund) its sub-advisory fees that have been escrowed since October 23, 1998 until there has been a change in control of Blairlogie (or after that time, if the SEC grants the exemptive relief requested in connection with the change in control).

Considerations by the Board of Trustees

         The new investment sub-advisory agreement was presented to the Board of your Fund on September 14, 1998. KAM and Blairlogie provided information to the Board regarding the impact on Gradison International Fund of the McDonald/KeyCorp merger and the anticipated acquisition of Blairlogie, including the effects on the sub-advisory services provided by Blairlogie. In considering the new investment sub-advisory agreement, the Board examined factors it deemed relevant, including the following:

          1. that the quality of the services Blairlogie would be able to furnish to Gradison International Fund would be of at least equal quality to the services now rendered to the Fund;

          2.   that the sub-advisory fee would not exceed its current level; and

          3.   that  the   terms   of  the  new   sub-advisory   agreement   are
               substantially similar to those currently in effect.

         After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, approved the new investment sub-advisory agreement arising out of KeyCorp's acquisition of McDonald and recommended that it be submitted to shareholders for approval. The Board also approved a sub-advisory agreement in the same form to be entered into upon Alleghany's acquisition of Blairlogie.


Terms of the Investment Sub-Advisory Agreement

         The services that Blairlogie will provide (and currently provides) under the new investment sub-advisory agreement are generally identical to the services that Blairlogie provided under the old investment sub-advisory agreement. In addition, the fee that Blairlogie will charge (and currently charges) pursuant to the new investment sub-advisory agreement is identical to the fees that Blairlogie charged under the old investment sub-advisory agreement.

         Finally, all other provisions of the new sub-advisory agreements and the old sub-advisory agreement are substantially identical, except for the dates of execution and termination.


Required Vote

         Approval of Proposal 3 by Gradison International Fund requires the affirmative vote of the lesser of (1) 67% or more of the shares of the Fund present at the Meeting or represented by proxy if more than 50% of the outstanding shares of the Fund are so present or represented or (2) more than 50% of the outstanding shares of the Fund.


Board Recommendation

                            THE BOARD RECOMMENDS THAT
                       SHAREHOLDERS VOTE "FOR" PROPOSAL 3.

                          ----------------------------


OTHER INFORMATION

              Principal Executive Officer and Directors of McDonald

-------------------------------------------------- -------------------------------------------------------------------
    Name, Address, and Position with McDonald                            Principal Occupations
-------------------------------------------------- -------------------------------------------------------------------
William B. Summers, Jr.,                           Chairman of the Board of Directors and Chief Executive Officer of
Director and Chief Executive Officer               McDonald
800 Superior Avenue
Cleveland, Ohio  44114
-------------------------------------------------- -------------------------------------------------------------------


                                       40


-------------------------------------------------- -------------------------------------------------------------------
Robert T. Clutterbuck,                             President of McDonald
Director
800 Superior Avenue
Cleveland, Ohio  44114
-------------------------------------------------- -------------------------------------------------------------------
Robert B. Heisler, Jr.,                            Executive Vice President of KeyCorp
Director
127 Public Square
Cleveland, Ohio  44114
-------------------------------------------------- -------------------------------------------------------------------

             Principal Executive Officer and Directors of Blairlogie

--------------------------------------------------------------- ------------------------------------------------------

         Name, Address, and Position with Blairlogie                            Principal Occupations
--------------------------------------------------------------- ------------------------------------------------------
Gavin Dobson,                                                   Managing Director and Chief Executive Officer
Managing Director and Chief Executive Officer
125 Princes Street
Edinburgh EH2 4AD
Scotland
--------------------------------------------------------------- ------------------------------------------------------
James G.S. Smith,                                               Managing Director and Chief Investment Officer
Managing Director
125 Princes Street
Edinburgh EH2 4AD
Scotland
--------------------------------------------------------------- ------------------------------------------------------

                   Officers and Trustees of the Gradison Funds

         The following chart shows the name of each officer or trustee of the Gradison Funds who is also an officer, employee, director, general partner, or shareholder of McDonald. None of the trustees and officers of the Gradison Funds who are affiliated with McDonald receives remuneration from the Gradison Funds.

----------------------------------------------------------- ----------------------------------------------------------
        Name and Position with the Gradison Funds                            Position with McDonald
----------------------------------------------------------- ----------------------------------------------------------

Donald E. Weston,                                           Chairman of the Gradison Division of McDonald (Gradison)
Trustee and Chairman of the Board of all Gradison Trusts
----------------------------------------------------------- ----------------------------------------------------------
Stephen C. Dilbone,                                         Senior Vice President of Gradison
Vice President of Gradison-McDonald Municipal Custodian
Trust
----------------------------------------------------------- ----------------------------------------------------------


                                       41


----------------------------------------------------------- ----------------------------------------------------------

Richard S. Demko,                                           Senior Managing Director of McDonald
Vice President of Gradison-McDonald Municipal Custodian
Trust
----------------------------------------------------------- ----------------------------------------------------------

Thomas M. Seay,                                             Senior Vice President of Gradison
Vice President of Gradison Custodian Trust
----------------------------------------------------------- ----------------------------------------------------------

William J. Leugers, Jr.,                                    Managing Director of Gradison
Vice President of Gradison Growth Trust
----------------------------------------------------------- ----------------------------------------------------------

C. Stephen Wesselkamper,                                    First Vice President of Gradison
Vice President of Gradison-McDonald Cash Reserves Trust
----------------------------------------------------------- ----------------------------------------------------------

Daniel R. Shick,                                            Managing Director of Gradison
Vice President of Gradison Growth Trust
----------------------------------------------------------- ----------------------------------------------------------

Gary H. Miller,                                             Vice President of Gradison
Vice President of Gradison Growth Trust
----------------------------------------------------------- ----------------------------------------------------------

Julian Ball,                                                First Vice President of Gradison
Vice President of Gradison Growth Trust
----------------------------------------------------------- ----------------------------------------------------------

Richard M. Wachterman,                                      Senior Vice President and General Counsel of Gradison
Secretary of all Gradison Trusts
----------------------------------------------------------- ----------------------------------------------------------

Patricia J. Jamieson,                                       Senior Managing Director, Treasurer, and Chief Financial
Treasurer of all Gradison Trusts                            Officer of McDonald
----------------------------------------------------------- ----------------------------------------------------------

Mark A. Frietch,                                            Senior Vice President of Gradison
Assistant Treasurer of all Gradison Trusts
----------------------------------------------------------- ----------------------------------------------------------

                       Old Investment Advisory Agreements

         The chart below contains some information about the old investment advisory agreements (and the old investment sub-advisory agreement with respect to Gradison International Fund). In particular, the chart shows the advisory fee schedule applicable to each Gradison Fund, the dollar amount of advisory fees paid in each Fund's last fiscal year, the date of the old advisory agreement (or sub-advisory agreement), and the date on which the old advisory agreement (or sub-advisory agreement) was most recently submitted to shareholders.

----------------------------------------------------------- --------------------------------------- -------------------

                          Trust                                          Advisory Fee                  Advisory Fee
                        Portfolio                               (of average daily net assets)        (amount paid in
   (Date of advisory  agreement  and date of most recent                                             last fiscal year)
               submission to shareholders.)
----------------------------------------------------------- --------------------------------------- -------------------
Gradison Growth Trust

Gradison Established Value Fund                             0.65% of first $100 million             $  2,580,124
                                                            0.55% of next $100 million
                                                            0.45% thereafter

Gradison Opportunity Value Fund                             0.65% of first $100 million             $    881,658
                                                            0.55% of next $100 million
                                                            0.45% thereafter

(Agreement  dated October 4, 1991,  most recently  amended on June 1, 1995,  and most recently submitted to shareholders on May 5, 1995.)
-----------------------------------------------------------------------------------------------------------------------
Gradison Growth Trust

Gradison Growth & Income Fund                               0.65% of first $100 million             $    267,848
                                                            0.55% of next $100 million
                                                            0.45% thereafter

Gradison International Fund                                 1.00% of first $100 million             $    223,022*
                                                            0.90%  of next  $150
                                                            million   0.80%   of
                                                            next  $250   million
                                                            0.75% thereafter

                                                            Sub-adviser receives from McDonald:     $    223,022
                                                                 0.80% of first $25 million
                                                                 0.70% of next $25 million
                                                                 0.60% of next $50 million
                                                                 0.50% of next $150 million
                                                                 0.40% thereafter

(Growth & Income Fund:  Agreement dated, and approved by McDonald as sole shareholder on, February 28, 1995.)

(International  Fund:  Advisory  agreement  dated June 1, 1995 and  sub-advisory agreement dated May 25, 1995;  both approved by McDonald as sole  shareholder on May 31,  1995.)

* All  fees  paid to  McDonald  with  respect  to the  Gradison International Fund were paid by McDonald to Blairlogie.
-----------------------------------------------------------------------------------------------------------------------


                                       43


----------------------------------------------------------- --------------------------------------- -------------------
Gradison-McDonald Municipal Custodian Trust

Gradison Ohio Tax-Free Income Fund                          0.50%                                   $    432,146
(Agreement dated August 25, 1992 and approved by McDonald as sole shareholder on August 20, 1992.)
----------------------------------------------------------- --------------------------------------- -------------------
Gradison-McDonald Cash Reserves Trust

Gradison U.S. Government Reserves                           0.50% of first $400 million             $  7,875,357
                                                            0.45%  of next  $600 million
                                                            0.40%   of
                                                            next   $1    billion
                                                            0.35% thereafter




(Agreement  dated  September 24, 1993 and approved by the sole  shareholder  (an unaffiliated party) on September 16,
1993.)
----------------------------------------------------------- --------------------------------------- -------------------
Gradison Custodian Trust

Gradison Government Income Fund                             0.50%                                   $    773,094
(Agreement dated October 4, 1991 and approved by shareholders on September 23, 1991.)
-----------------------------------------------------------------------------------------------------------------------

                  Other Fees Paid to McDonald or its Affiliates

         In addition to the advisory fees shown in the chart above, McDonald and its affiliates were paid the following fees during the most recent fiscal year of each Gradison Fund:

------------------------------------------------------   -------------------   -------------------   -----------------------

                        Fund                                  Transfer             Accounting        Distribution Services
                                                               Agent                Services
------------------------------------------------------   -------------------   -------------------   -----------------------

Gradison Established Value Fund                          $       303,442             $     80,669    $        2,454,412
------------------------------------------------------   -------------------   -------------------   -----------------------

Gradison Opportunity Value Fund                          $       130,769             $     40,000    $          710,599
------------------------------------------------------   -------------------   -------------------   -----------------------

Gradison Growth & Income Fund                            $        47,227             $     40,000    $          206,037
------------------------------------------------------   -------------------   -------------------   -----------------------

Gradison International Fund                              $        41,353             $     60,000    $           88,483
------------------------------------------------------   -------------------   -------------------   -----------------------


                                       44


------------------------------------------------------   -------------------   -------------------   -----------------------

Gradison Ohio Tax-Free Income Fund                       $        37,821             $     48,000    $          216,073
------------------------------------------------------   -------------------   -------------------   -----------------------

Gradison U.S. Government Reserves                        $     2,612,210             $    187,038    $        1,778,775
------------------------------------------------------   -------------------   -------------------   -----------------------

Gradison Government Income Fund                          $        40,302              $    53,667    $          380,694
------------------------------------------------------   -------------------   -------------------   -----------------------

Other Fees Paid to Blairlogie or its Affiliates

         Other than the sub-advisory fee shown in the chart above, Blairlogie and its affiliates did not receive any fees from the Gradison Funds during the most recent fiscal year.

Affiliated Brokerage Commissions

         In the last fiscal year, none of the Gradison Funds paid commissions to an affiliated broker.

Distribution Plan for the Gradison Ohio Tax-Free Income Fund

         The Board of Gradison-McDonald Municipal Custodian Trust previously undertook to submit the distribution expense plan for The Gradison Ohio Tax-Free Income Fund (which were approved by McDonald as its sole shareholder) to shareholders at the Fund's first shareholders meeting, which this meeting is. Since it is anticipated that this meeting will result in the reorganization of the Gradison Ohio Tax-Free Income Fund, this matter is not being submitted to shareholders at this meeting. If the reorganization is not approved, the Board will promptly call a special shareholder meeting for the purpose of seeking shareholder approval of the distribution expense plan.

PART 3 - MORE ON PROXY VOTING AND SHAREHOLDER MEETINGS

         General information about proxy voting. The Board of Trustees of each Gradison Trust is soliciting your proxy to vote on the matters described in this combined proxy statement and prospectus. We expect to solicit proxies primarily by mail, but representatives of McDonald or its affiliates or others may communicate with you by mail or by telephone or other electronic means to discuss your vote. We have also retained Shareholders Communication Corporation to assist us in this solicitation. Representatives of Shareholders Communication Corporation may contact you if we do not receive your ballot. We estimate the cost of soliciting votes to be approximately $400,000 of which half will be paid by the acquiring Victory Funds and half will be paid by KAM or BISYS. We will ask broker-dealers and other institutions that hold shares for the benefit of their customers to send the proxy materials to the beneficial owners and to obtain authorization to vote on their behalf.

         You may vote directly over the telephone by calling 800-786-8764. You may also fax your ballot to 800-733-1885 or return it by mail. In addition, internet voting is available at www.proxyvote.com.

         Only shareholders of record of the Gradison Funds at the close of business on the record date, January 6, 1999, may vote at the special meeting. As of the record date, each of the Gradison Funds had the number of shares issued and outstanding listed below, each share being entitled to one vote:


              Fund Name                           Total Shares Outstanding
              ---------                           ------------------------

    *Gradison U.S. Government Reserves               2,142,048,799
    *Gradison Established Value Fund                    16,771,521

    **Gradison Government Income Fund                   11,994,920
    **Gradison Ohio Tax-Free Income Fund                 8,576,992
    **Gradison Growth & Income Fund                      2,423,361
    **Gradison Opportunity Value Fund                    6,491,985
    **Gradison International Fund                        1,834,205


         * Gradison Fund that will be reorganized into Class G of a new Victory Fund
         ** Gradison Fund that will reorganize into Class G of an operating Victory Fund

         As of January 6, 1999, the record date, the trustees and officers of the Gradison Funds, as a group, owned less than 1% of the outstanding shares of each Gradison Fund. To the best of the knowledge of the Gradison Funds, the following shareholders beneficially owned 5% or more of the outstanding shares of a Gradison Fund as of January 6, 1999:

======================== ===================================== ============================= =========================
                                                                   Percent of Fund Owned of   Percent of Fund Owned
          Fund                        Name and Address                      Record                of Record and
                                                                                                  Beneficially
======================== ===================================== ============================= =========================
Gradison Ohio Tax-Free    David M. Schneider                                  9.8                      9.8
Income Fund               2767 Belgrade Road
                          Pepper Pike, OH 44124-4601
======================== ===================================== ============================= =========================

         You may cast one vote for each proposal for each whole share that you own of a Gradison Fund. We count your fractional shares as fractional votes. If we receive your proxy before the special meeting date, we will vote your shares as you instruct the proxies. If you sign and return your proxy, but do not specify instructions, we will vote your shares in favor of each proposal. You may revoke your proxy at any time before the special meeting if you notify us in writing, or if you attend the special meeting in person and vote in person.

         If a broker or nominee returns a proxy indicating that it did not receive voting instructions from the beneficial owner, or if the beneficial owner marked an abstention, we will count those shares when we determine if a quorum is present, but those proxies, in effect, will count as a vote "against".

         The Gradison  Growth Trust  consists of four separate  Gradison  Funds:
Established Value Fund, Growth & Income Fund, Opportunity Value Fund, and International Fund. If shareholders of any one of the Gradison Growth Trust Funds do not approve the reorganization relating to that Fund, then the reorganization of that Fund will not proceed. The reorganization relating to the other Growth Trust Funds will proceed if shareholders of those other Funds approve the reorganization. If this occurs, Gradison Growth Trust will continue operating as an investment company and will not dissolve.

         If shareholders of any Gradison Fund do not approve any proposal, the Boards of Trustees will consider possible alternatives.

         Quorum and adjournments. Each Gradison Fund will vote separately on each proposal. Each Gradison Fund requires that a quorum at the special meeting be present, in person or by proxy, to conduct the special meeting. A simple majority of all of the shares outstanding on the record date will be a quorum. If a quorum is not present at the special meeting, the persons named as proxies may propose one or more adjournments of the special meeting to permit further solicitation of proxies. An affirmative vote of a majority of the shares of each Gradison Fund present at the special meeting may adjourn the special meeting without further notice, until the Gradison Fund obtains a quorum. In the event a quorum is present but sufficient votes to approve a proposal are not received, the persons named as proxies may propose one or more adjournments to permit further solicitation of proxies. If this should occur, we will vote proxies for or against a motion to adjourn in the same proportion to the votes received in favor or against the proposal.

         Other business. The Board of Trustees of each Gradison Trust knows of no other business to be brought before the special meeting. If any other matters come before the special meeting, proxies that do not contain specific restrictions to the contrary, the named proxies be voted by all proxies using their best judgment.

         Future shareholder proposals. The Gradison Funds are not required to hold annual meetings, unless required to do so by law. If you have a proposal you wish to be considered by shareholders, send your proposal to The Gradison Funds, 580 Walnut Street, Cincinnati, Ohio 45202. We must receive your proposal in sufficient time before the next meeting of shareholders for it to be included. We do not guarantee that we will be able to include any proposal in a proxy statement.

         Recommendation of each Board of Trustees. After carefully considering all of the issues involved, the Board of Trustees of each Gradison Trust has unanimously concluded that each proposal is in the best interests of shareholders. Each Board of Trustees recommends that you vote to approve each proposal.

PART 4 - FUND INFORMATION

         The Victory Portfolios is a business trust established under Delaware law. The operations of The Victory Portfolios are governed by a Trust Instrument dated December 5, 1995, as amended.

         Each Victory Fund is a separate series of The Victory Portfolios and, as such, has similar rights under the Trust Instrument of The Victory Portfolios and applicable Delaware law. You should be aware of the following features of the Victory Funds:

          o Shares of each class of the Victory Funds participate equally in dividends and other distributions attributable to that class, including any distributions in the event of a liquidation.


          o Each share of each Victory Fund is entitled to one vote for all purposes.

          o Shares of all series of The Victory Portfolios vote for the election of Trustees and on any other matter that affects each Victory Fund in substantially the same manner, except as otherwise required by law.

          o As to matters that affect each Fund differently, such as approval of an investment advisory agreement, shares of each series vote as a separate series.

          o On matters that affect the classes of a series differently, shares of each class vote separately.

          o Delaware law does not require registered investment companies, such as The Victory Portfolios or its series, to hold annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law.

          o Shareholders have available certain procedures for the removal of Trustees.

          o The Victory Portfolios indemnifies trustees and officers to the fullest extent permitted under federal and Delaware law.

         Financial Statements. PricewaterhouseCoopers LLP, independent auditors of The Victory Portfolios, has audited the financial statements included in the Statement of Additional Information for the year ended October 31, 1998.

PART 5 - PROSPECTUS FOR CLASS G SHARES OF FIVE EXISTING VICTORY FUNDS

         This prospectus can be found under separate cover provided with your proxy materials.

PART 6 - FORMS OF AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

                                     FORM A

                         Gradison Established Value Fund
                        Gradison U.S. Government Reserves


          FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

         This AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION ("Agreement") is made as of this 11th day of December, 1998, between Gradison Growth Trust, an Ohio business trust ("Old Trust"), on behalf of Gradison ______________ Fund, a segregated portfolio of assets ("series") thereof ("Old Fund"), and The Victory Portfolios, a Delaware business trust ("New Trust"), on behalf of its Victory ____________ Fund series ("New Fund"). (Old Fund and New Fund are sometimes referred to herein individually as a "Fund" and collectively as the "Funds"; Old Trust and New Trust are sometimes referred to herein individually as a "Trust" and collectively as the "Trusts.") All agreements, representations, actions, and obligations described herein made or to be taken or undertaken by a Fund are made or shall be taken or undertaken by Old Trust on behalf of Old Fund and by New Trust on behalf of New Fund.

         Old Fund intends to change its identity and place of organization -- by converting from a series of an Ohio business trust to a series of a Delaware business trust -- through a reorganization within the meaning of section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended ("Code"). Old Fund desires to accomplish such conversion by transferring all its assets to New Fund (which is being established solely for the purpose of acquiring such assets and continuing Old Fund's business) in exchange solely for Class G voting shares of beneficial interest in New Fund ("New Fund Shares") and New Fund's assumption of Old Fund's liabilities, followed by the distribution of New Fund Shares pro rata to the holders of shares of beneficial interest in Old Fund ("Old Fund Shares") in liquidation of Old Fund, all upon the terms and conditions set forth in this Agreement (which is intended to be, and is adopted as, a "plan of reorganization" for federal income tax purposes). All such transactions are referred to herein as the "Reorganization."

         In consideration of the mutual promises herein contained, the parties agree as follows:

1.       PLAN OF REORGANIZATION AND TERMINATION

         1.1. At the Effective Time (defined in paragraph 2.1), Old Fund agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to New Fund. New Fund agrees in exchange therefor --

                  (a) to issue and deliver to Old Fund the number of full and fractional (rounded to the third decimal place) New Fund Shares equal to the number of full and fractional Old Fund Shares outstanding; and

                  (b) to assume all of Old Fund's liabilities described in paragraph 1.3 ("Liabilities").

         1.2. The Assets shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Old Fund's books, and other property owned by Old Fund at the Effective Time.

         1.3. The Liabilities shall include (except as otherwise provided herein) all of Old Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Agreement, including without limitation, Old Fund's share of the expenses described in Paragraph 5, if any, and the liabilities to which the Assets are subject.

         1.4. At the Effective Time (or as soon thereafter as is reasonably practicable), Old Fund shall constructively distribute the New Fund Shares received by it pursuant to paragraph 1.1 to Old Fund's shareholders of record, determined as of the Effective Time (collectively, "Shareholders" and each individually, a "Shareholder"), in exchange for their Old Fund Shares and in liquidation of Old Fund. To accomplish this distribution, New Trust's transfer agent ("Transfer Agent") shall open accounts on New Fund's share transfer books in the Shareholders' names and transfer such New Fund Shares thereto. Each
Shareholder's account shall be credited with the pro rata number of full and fractional (rounded to the third decimal place) New Fund Shares due that Shareholder. All outstanding Old Fund Shares, including those represented by certificates, shall simultaneously be canceled on Old Fund's share transfer books. New Fund shall not issue certificates representing New Fund Shares in connection with the Reorganization. However, certificates representing Old Fund Shares shall represent New Fund Shares after the Reorganization.

         1.5. As soon as reasonably practicable after distribution of the New Fund Shares pursuant to paragraph 1.4, Old Fund shall be terminated and any further actions shall be taken in connection therewith as required by applicable law. Old Trust shall file such instruments and take all other steps necessary to effect a complete liquidation and dissolution of Old Fund.

         1.6. Any transfer taxes payable on issuance of New Fund Shares in a name other than that of the registered holder on Old Fund's books of Old Fund Shares constructively exchanged therefor shall be paid by the person to whom such New Fund Shares are to be issued, as a condition of such transfer.

         1.7. Any reporting responsibility of Old Fund to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

2.       CLOSING AND EFFECTIVE  TIME

         2.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the Trusts' principal office on April 5, 1999, or on such other date and/or at such other place upon which the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the Trusts' close of business on the date thereof or at such other time upon which the parties may agree ("Effective Time").

         2.2. Old Trust shall deliver to New Trust at the Closing a schedule of the Assets as of the Effective Time, which shall set forth for all portfolio securities included therein their adjusted tax bases and holding periods by lot. Old Fund's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred to New Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

         2.3. The Transfer Agent shall deliver at the Closing a certificate as to the opening on New Fund's share transfer books of accounts in the Shareholders' names. New Trust shall issue and deliver a confirmation to Old Trust evidencing New Fund Shares to be credited to Old Fund at the Effective Time or provide evidence satisfactory to Old Trust that such shares have been credited to Old Fund's account on such books. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as the other party or its counsel may reasonably request.

         2.4. Each Trust shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct in all material respects at the Effective Time, with the same force and effect as if made on and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement.

3.       REPRESENTATIONS AND WARRANTIES.

         3.1. Old Fund represents and warrants as follows:

                  3.1.1. Old Trust is a trust operating under a written declaration of trust, the beneficial interest in which is divided into transferable shares, that is duly organized, validly existing, and in good standing under the laws of the State of Ohio, and a copy of its Declaration of Trust is on file with the Secretary of State of Ohio;

                  3.1.2. Old Trust is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"), and such registration is in full force and effect;

                  3.1.3. Old Fund is a duly established and designated series of Old Trust;

                  3.1.4. At the Closing, Old Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances; and upon delivery and payment for the Assets, New Fund will acquire good and marketable title thereto;

                  3.1.5. New Fund Shares are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

                  3.1.6. Old Fund's current prospectus and statement of additional information conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended ("1933 Act"), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                  3.1.7. Old Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Ohio law or any provision of Old Trust's Declaration of Trust or By-Laws or of any agreement, instrument, lease, or other undertaking to which Old Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Old Fund is a party or by which it is bound, except as previously disclosed in writing to and accepted by Old Trust;

                  3.1.8. Except as otherwise disclosed in writing to and accepted by New Trust, all material contracts and other commitments of or applicable to Old Fund (other than this Agreement and investment contracts, including options, futures, and forward contracts) will be terminated, or provision for discharge of any liabilities of Old Fund thereunder will be made, at or prior to the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Old Fund may have had with respect to actions taken or omitted to be taken by any other party thereto prior to the Closing;

                  3.1.9. Except as otherwise disclosed in writing to and accepted by New Trust, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Old Fund's knowledge) threatened against Old Trust with respect to Old Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Old Fund's financial condition or the conduct of its business; Old Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

                  3.1.10. The execution, delivery, and performance of this Agreement has been duly authorized as of the date hereof by all necessary action on the part of Old Trust's board of trustees, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to approval by Old Fund's shareholders and receipt of any necessary exemptive relief or no-action assurances requested from the Securities and Exchange Commission ("SEC") or its staff with respect to sections 17(a) and 17(d) of the 1940 Act, this Agreement will constitute a valid and legally binding obligation of Old Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

                  3.1.11. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Old Fund's shareholders;

                  3.1.12. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934 ("1934 Act"), or the 1940 Act for the execution or performance of this Agreement by Old Trust, except for (a) the filing with the SEC of a registration statement by New Trust on Form N-14 relating to the New Fund Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), including therein a prospectus/proxy statement ("Proxy Statement"), (b) receipt of the exemptive relief referenced in subparagraph 3.1.9, and (c) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

                  3.1.13. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 4.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by New Trust for use therein;

                  3.1.14. The Liabilities were incurred by Old Fund in the ordinary course of its business and are associated with the Assets;

                  3.1.15. Old Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year (and the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing); it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it; and it has made all distributions for each such past taxable year that are necessary to avoid the imposition of federal excise tax or has paid or provided for the payment of any excise tax imposed for any such year;

                  3.1.16. There is no plan or intention by Shareholders who own 5% or more of Old Fund Shares, and to the best of the knowledge of management of Old Fund, there is no plan or intention on the part of the remaining Shareholders to redeem or otherwise sell to New Fund or to New Trust any New Fund Shares to be received by them in the Reorganization. Old Trust's management does not anticipate dispositions of New Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of redemptions of shares of Old Fund in the ordinary course of its operation as a series of an open-end investment company. Consequently, Old Trust's management expects that the percentage of

         Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de minimis;

                  3.1.17. Old Fund is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of section 368(a)(3)(A) of the Code;

                  3.1.18. Not more than 25% of the value of Old Fund's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers;

                  3.1.19. Old Fund will, pursuant to the Agreement, distribute, in liquidation of Old Fund, the New Fund Shares it receives in the Reorganization as soon as reasonably practicable after the Reorganization. Each Shareholder will receive solely New Fund Shares in exchange for its Old Fund Shares. Old Fund will receive solely New Fund Shares and the assumption by the New Fund of the Liabilities in exchange for the Assets it transfers to New Fund. None of the compensation received by any Shareholder that is an employee or a direct or indirect provider of investment advisory or administrative services to Old Fund ("Shareholder/Service Provider") (if any) will be separate consideration for, or allocable to, any of its Old Fund Shares; none of the New Fund Shares received by any Shareholder/Service Provider (if any) will be separate consideration for, or allocable to, any employment agreement or any investment advisory services provided to Old Fund; and the compensation paid to any Shareholder/Service Provider (if any) will be for services actually rendered and will be commensurate with the amounts paid to third parties bargaining at arm's length for similar services;

                  3.1.20. As of the Effective Time, Old Fund will not have outstanding any warrants, options, convertible securities, or any other type of right pursuant to which any person could acquire Old Fund Shares;

                  3.1.21. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Old Fund's shareholders; and

                  3.1.22. Old Fund will be terminated as soon as reasonably practicable after the Reorganization. Old Trust shall file such instruments and take all other steps necessary to effect a complete liquidation and dissolution of Old Fund.

         3.2.     New Fund represents and warrants as follows:

                  3.2.1. New Trust is a business trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware, and a copy of its Certificate of Trust has been duly filed in the office of the Secretary of State thereof;

                  3.2.2. Before the Effective Time, New Fund will be a duly established and designated series of New Trust;

                  3.2.3. New Fund has not commenced operations and will not commence operations until after the Closing;

                  3.2.4. Prior to the Effective Time, there will be no issued and outstanding shares in New Fund or any other securities issued by New Fund;

                  3.2.5. No consideration other than New Fund Shares (and New Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

                  3.2.6. The New Fund Shares to be issued and delivered to Old Fund hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of New Fund, fully paid and non-assessable by New Trust (except as discussed in New Trust's then-current prospectus and statement of additional information);

                  3.2.7. New Fund will be a "fund" as defined in section 851(g)(2) of the Code and will meet all the requirements to qualify for treatment as a RIC for its taxable year in which the Reorganization occurs;

                  3.2.8. New Fund has no plan or intention to issue additional New Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does New Fund have any plan or intention to redeem or otherwise reacquire any New Fund Shares issued to the Shareholders pursuant to the Reorganization, other than in the ordinary course of its business as an open-end investment company or to the extent necessary to comply with its legal obligation under section 22(e) of the 1940 Act;

                  3.2.9. Following the Reorganization, New Fund (a) will actively continue Old Fund's "historic business" (within the meaning of Treasury Regulations ss. 1.368-1(d)(2)) in substantially the same manner that Old Fund conducted that business immediately before the Reorganization (b) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of its business and dispositions necessary to maintain its status as a RIC, although in the ordinary course of its business New Fund will continuously review its investment portfolio (as Old Fund did before the Reorganization) to determine whether to retain or dispose of particular stocks or securities, including those included in the Assets, and (c) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

                  3.2.10. There is no plan or intention for New Fund to be dissolved or merged into another business trust or a corporation or a "fund" thereof (within the meaning of section 851(g)(2) of the Code) following the Reorganization; and

                  3.2.11. Immediately after the Reorganization, (a) not more than 25% of the value of New Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers.

         3.3.     Each Fund represents and warrants as follows:

                  3.3.1. The aggregate fair market value of the New Fund Shares received by each Shareholder, when so received, will be approximately equal to the aggregate fair market value of the Old Fund Shares exchanged therefor;

                  3.3.2. Any amounts payable to Shareholders who seek redemption of their New Fund Shares, and all other amounts payable to Shareholders, including amounts due as a result of the declaration of a dividend or other distribution, will be paid by New Fund and not by Old Fund;

                  3.3.3. Immediately following consummation of the Reorganization, the Shareholders will own all the New Fund Shares and will own such shares solely by reason of their ownership of Old Fund Shares immediately before the Reorganization;

                  3.3.4. Old Fund Shareholders will pay their expenses, if any, incurred in connection with the Reorganization. New Fund will pay or assume only those expenses of Old Fund that are solely and directly related to the Reorganization in accordance with the guidelines established in Rev. Rul. 73-54, 1073-1 C.B.187;

                  3.3.5. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount; and

                  3.3.6. Immediately following consummation of the Reorganization, New Fund will possess the same assets and liabilities as those possessed by Old Fund immediately prior to the Reorganization, excepting assets used to pay expenses incurred in connection with the Reorganization. Assets used to pay expenses and all redemptions and distributions (except for redemptions made in the ordinary course of Old Fund's business as an open-end investment company and distributions made to conform to Old Fund's policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the
         Code) made by Old Fund immediately preceding the Reorganization will, in the aggregate, constitute less than 1% of the net assets of Old Fund.

4.       CONDITIONS PRECEDENT.

         Each Fund's obligations hereunder shall be subject to (a) performance by the other party of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other party contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time, and (c) the further conditions that, at or before the Effective Time:

         4.1. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on the assets or properties of either Fund, provided that either Trust may for itself waive any of such conditions;

         4.2. Old Trust shall have called a meeting of Old Fund's shareholders ("Shareholders Meeting") to consider and act on this Agreement and the transactions contemplated thereby, and at such meeting the Agreement and the transactions contemplated thereby shall have been approved by the affirmative vote of a simple majority of the outstanding securities of Old Fund;

         4.3.     Each party shall have received opinions as follows:

                  4.3.1. Old Trust shall have received an opinion of Kramer Levin Naftalis & Frankel LLP, counsel to New Trust, substantially to the effect that:

                           4.3.1.1. New Fund is a duly established series of New
                  Trust, a business trust duly organized and validly existing under the laws of the State of Delaware with power under its Trust Instrument to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted;

                           4.3.1.2. This Agreement (a) has been duly authorized,
                  executed, and delivered by New Trust on behalf of New Fund and
                  (b) assuming due authorization, execution, and delivery of this Agreement by Old Trust, on behalf of Old Fund, is a valid and legally binding obligation of New Trust with respect to New Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

                           4.3.1.3. The New Fund Shares to be issued and distributed to the Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement, will be duly authorized and validly issued and outstanding and fully paid and non-assessable by New Trust (except as disclosed in New Fund's then current prospectus and statement of additional information);

                           4.3.1.4. The execution and delivery of this Agreement
                  did not, and the consummation of the transactions contemplated hereby will not, materially violate New Trust's Trust Instrument or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which New Trust (with respect to New Fund) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which New Trust (with respect to New
                  Fund) is a party or by which it (with respect to New Fund) is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Old Trust;

                           4.3.1.5.  To the  knowledge of such counsel  (without
                  any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by New Trust on behalf of New Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required under state securities laws;

                           4.3.1.6. New Trust is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

                           4.3.1.7. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to New Trust (with respect to New Fund) or any of its properties or assets attributable or allocable to New Fund and (b) New Trust (with respect to New Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects New Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Old Trust.

                           4.3.1.8. In rendering such opinion,  such counsel may
                  (i) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the Reorganization, and (v) rely on certificates of officers or trustees of the Old Trust; in each case reasonably acceptable to New Trust.

                  4.3.2. New Trust shall have received an opinion of Kirkpatrick & Lockhart LLP, counsel to Old Trust, substantially to the effect that:

                           4.3.2.1. Old Fund is a duly established series of Old
                  Trust, a business trust duly organized and validly existing under the laws of the State of Ohio with power under its Declaration of Trust to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted;

                           4.3.2.2. This Agreement (a) has been duly authorized,
                  executed, and delivered by Old Trust on behalf of Old Fund and
                  (b) assuming due authorization, execution, and delivery of this Agreement by New Trust on behalf of New Fund, is a valid and legally binding obligation of Old Trust with respect to Old Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

                           4.3.2.3. The execution and delivery of this Agreement
                  did not, and the consummation of the transactions contemplated hereby will not, materially violate Old Trust's Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which Old Trust (with respect to Old Fund) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Old Trust (with respect to Old
                  Fund) is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by New Trust;

                           4.3.2.4.  To the  knowledge of such counsel  (without
                  any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Old Trust on behalf of Old Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required under state securities laws;

                           4.3.2.5. Old Trust is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

                           4.3.2.6. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Old Trust (with respect to Old Fund) or any of its properties or assets attributable or allocable to Old Fund and (b) Old Trust (with respect to Old Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Old Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by New Trust.

                           4.3.2.7. In rendering such opinion,  such counsel may
                  (i) rely, as to matters governed by the laws of the State of Ohio, on an opinion of competent Ohio counsel, (ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the Reorganization, and
                  (v) rely on certificates of officers or trustees of the New Trust; in each case reasonably acceptable to Old Trust.

         4.4. Each Trust shall have received an opinion from Kramer Levin Naftalis & Frankel LLP addressed to and in form and substance satisfactory to it, as to the federal income tax consequences of the Reorganization ("Tax Opinion"). In rendering the Tax Opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement (and/or in separate letters addressed to such counsel) and each Fund's separate covenants. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

                  4.4.1. The Reorganization will constitute a reorganization within the meaning of section 368(a)(1)(F) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

                  4.4.2. Old Fund will not recognize any gain or loss as a result of the Reorganization;

                  4.4.3. New Fund will not recognize any gain or loss on its receipt of the Assets in exchange for New Fund Shares and its assumption of the Liabilities;

                  4.4.4. New Fund's adjusted tax bases in the Assets will be the same as the adjusted tax bases of such Assets in Old Fund's hands immediately prior to the Reorganization, and New Fund's holding periods in the Assets will include the holding periods of such Assets in Old Fund's hands immediately prior to the Reorganization;

                  4.4.5. The Shareholders will not recognize any gain or loss on the exchange of their Old Fund Shares for New Fund Shares in the Reorganization;

                  4.4.6. The aggregate tax basis of the New Fund Shares received by each Shareholder in the Reorganization will be the same as the aggregate tax basis of the Old Fund Shares exchanged therefor, and holding period of each Shareholder in the New Fund Shares received in the Reorganization will include period during which such Shareholder held the Old Fund Shares exchanged therefor, if such Old Fund Shares were held as a capital asset by the Shareholder at the Effective Time; and

         4.5. Immediately upon delivery to Old Fund of New Fund Shares, Old Trust, as the then sole shareholder of New Fund, shall approve an investment advisory agreement between New Trust and Key Asset Management Inc., and to the extent required under the 1940 Act, other matters necessary for New Fund to commence operations; and

         4.6. New Trust (on behalf of and with respect to New Fund) shall have entered into an investment management agreement, administration agreement, sub-administration agreement, distribution agreement, plan of distribution pursuant to Rule 12b-1 under the 1940 Act, and such other agreements as are necessary for New Fund's operation as a series of an open-end investment company. Each such agreement shall have been approved by New Trust's trustees and, to the extent required by law, by such of those trustees who are not "interested persons" thereof (as defined in the 1940 Act) and by Old Fund as the sole shareholder of New Fund.

         At any time prior to the Closing, any of the foregoing conditions (except that set forth in paragraph 4.2) may be waived by the trustees of either Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of Old Fund's shareholders.

5.       EXPENSES.

         Except as otherwise provided in subparagraph 3.3.4, all expenses incurred in connection with the transactions contemplated by this Agreement (regardless of whether they are consummated) will be borne by the parties as they mutually agree.

6.       ENTIRE AGREEMENT; SURVIVAL.

         Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the Closing.

7.       AMENDMENT.

         This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Old Fund's shareholders, in such manner as may be mutually agreed upon in writing by the parties; provided that following such approval no such amendment shall have a material adverse effect on the Shareholders' interests.

8.       TERMINATION.

         This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Old Fund's shareholders:

         8.1. By either Fund (a) in the event of the other Fund's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before April 30, 1999; or

         8.2.     By the parties' mutual agreement.

In the event of termination under paragraphs 8.1(c) or 8.2, there shall be no liability for damages on the part of either Fund -- or the trustees or officers of either Trust -- to the other Fund.

9.       MISCELLANEOUS.

         9.1. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

         9.2. Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

         9.3. The execution and delivery of this Agreement have been authorized by each Trust's trustees, and this Agreement has been executed and delivered by authorized officers of each Trust acting as such; neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them or any shareholder of either Trust personally, but shall bind only the assets and property of the respective Funds, as provided in Old Trust's Declaration of Trust and New Trust's Trust Instrument.

         9.4. New Trust agrees to indemnify and hold harmless each trustee of Old Trust at the time of the execution of this Agreement, whether or not such person is or becomes a trustee of New Trust subsequent to the Reorganization, against expenses, including reasonable attorneys' fees, judgments, fines and amounts paid in settlement, actually and reasonably incurred by such trustee in connection with any claim that is asserted against such trustee arising out of such person's service as a trustee of Old Trust, provided that such indemnification shall be limited to the full extent of the indemnification that is available to the trustees of New Trust pursuant to the provisions of New Trust's Declaration of Trust and applicable law.

         9.5. For the period beginning at the time of the Reorganization and ending not less than three years thereafter, New Trust shall provide for a liability policy covering the actions of each trustee of Old Trust at the time of the execution of this Agreement for the period they served as such, which may be accomplished by causing such persons to be added as insured under the liability policy of New Trust.

         IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.


                              GRADISON _______________ TRUST
                                  on behalf of its series, ________________




                              By:  _________________________

                              Title: _______________________


                              THE VICTORY PORTFOLIOS
                                   on behalf of its series, ____________Fund



                              By:  _________________________

                              Title: _______________________

                                     FORM B


                         Gradison Government Income Fund
                       Gradison Ohio Tax-Free Income Fund
                          Gradison Growth & Income Fund
                         Gradison Opportunity Value Fund
                           Gradison International Fund

          FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION


          THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION ("Agreement") is made as of December 11, 1998, between The Victory Portfolios, a Delaware business trust ("Victory"), on behalf of Victory _____________Fund, a segregated portfolio of assets ("series") thereof ("Acquiring Fund"), and Gradison McDonald ___________Trust (operating through a single series, Gradison ____________ Fund), an Ohio business trust ("Target"). (Acquiring Fund and Target are sometimes referred to herein individually as a "Fund" and collectively as the "Funds," and Victory and Target are sometimes referred to herein individually as an "Investment Company" and collectively as the "Investment Companies.")

          All agreements, representations, actions, and obligations described herein made or to be taken or undertaken by Acquiring Fund are made or shall be taken or undertaken by Victory on its behalf.

          This Agreement is intended to be, and is adopted as, a plan of a reorganization described in section 368(a)(1) of the Internal Revenue Code of 1986, as amended ("Code"). The reorganization will consist of the transfer to Acquiring Fund of all of Target's assets in exchange solely for Class G voting shares of beneficial interest in Acquiring Fund ("Acquiring Fund Shares") and the assumption by Acquiring Fund of Target's liabilities, followed by the distribution of Acquiring Fund Shares pro rata to the holders of shares of beneficial interest in Target ("Target Shares") in liquidation of Target, all upon the terms and conditions set forth in this Agreement. All such transactions are referred to herein collectively as the "Reorganization."

          Acquiring Fund's shares currently are divided into two classes, designated Class A and Class G shares. Class G has been established but its shares will not be sold until the Effective Time (as defined in paragraph 3.1).

          In consideration of the mutual promises herein, the parties covenant and agree as follows:


1.       PLAN OF REORGANIZATION AND TERMINATION OF TARGET

         1.1. At the Effective Time (as defined in paragraph 3.1), Target agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund. Acquiring Fund agrees in exchange therefor --

                  (a) to issue and deliver to Target the number of full and fractional Acquiring Fund Shares determined by dividing the net value of Target (computed as set forth in paragraph 2.1) by the NAV (computed as set forth in paragraph 2.2) of an Acquiring Fund Share; and

                  (b) to assume all of Target's liabilities described in paragraph 1.3 ("Liabilities").

         1.2. The Assets shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property owned by Target at the Effective Time.

         1.3. The Liabilities shall include (except as otherwise provided herein) all of Target's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Agreement, including without limitation Target's share of the expenses described in paragraph 7.2 and the liabilities to which the Transferred Assets are subject. Notwithstanding the foregoing, Target agrees to use its best efforts to discharge all of its known Liabilities prior to the Effective Time.

         1.4. At or immediately before the Effective Time, Target shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and substantially all of its realized net capital gain, if any, for the current taxable year through the Effective Time.

         1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall constructively distribute the Acquiring Fund Shares received by it pursuant to paragraph 1.1 to Target's shareholders of record, determined as of the Effective Time (collectively "Shareholders" and individually a "Shareholder"), in exchange for their Target Shares and in liquidation of Target. To accomplish this distribution, the Acquiring Fund's transfer agent ("Transfer Agent") shall open accounts on Acquiring Fund's share transfer books in the Shareholders' names and transfer such Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the pro rata number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder. All outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target's share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization. However, certificates representing Target Fund Shares shall represent Acquiring Fund Shares after the Reorganization.

         1.6. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, Target shall be terminated and any further actions shall be taken in connection therewith as required by applicable law. Target shall file such instruments and shall take all other steps necessary to effect a complete liquidation and dissolution of Target.

         1.7. Any reporting responsibility of Target to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

         1.8. Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target's books of the Target Shares constructively exchanged therefor shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

2.       VALUATION

         2.1. For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the date of the Closing ("Valuation Time"), using the valuation procedures set forth in Target's then-current prospectus and statement of additional information less (b) the amount of the Liabilities as of the Valuation Time.

         2.2. For purposes of paragraph 1.1(a), the NAV of an Acquiring Fund Share shall be computed as of the Valuation Time, using the valuation procedures set forth in Acquiring Fund's then-current prospectus and statement of additional information.

         2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of Key Asset Management Inc.


3.       CLOSING AND EFFECTIVE TIME

         3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the Funds' principal office on March 25, 1999, or at such other place and/or on such other date upon which the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time upon which the parties may agree ("Effective Time"). If, immediately before the Valuation Time, (a) the NYSE is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of the net value of Target and the NAV per Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored.

         3.2. Target shall deliver to Victory at the Closing a schedule of the Assets as of the Effective Time, which shall set forth for all portfolio securities included therein their adjusted tax bases and holding periods by lot. Target's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

         3.3. The Transfer Agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the Shareholders' names. Victory shall issue and deliver a confirmation to Target evidencing the Acquiring Fund Shares to be credited to Target at the Effective Time or provide evidence satisfactory to Target that such Acquiring Fund Shares have been credited to Target's account on Acquiring Fund's books. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as the other party or its counsel may reasonably request.

         3.4. Each Investment Company shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct in all material respects at the Effective Time, with the same force and effect on it made on and as at the Effective Time, except as they may be affected by the transactions contemplated by this Agreement.


4.       REPRESENTATIONS AND WARRANTIES

         4.1. Target represents and warrants as follows:

                  4.1.1. Target is operating under a written declaration of trust, the beneficial interest in which is divided into transferable shares, it is duly organized, validly existing, and in good standing under the laws of the State of Ohio; and a copy of its Declaration of Trust is on file with the Secretary of the State of Ohio;

                  4.1.2. Target is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"), and such registration will be in full force and effect at the Effective Time;

                  4.1.3. At the Closing, Target will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances; and upon delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

                  4.1.4. Acquiring Fund Shares are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

                  4.1.5. Target's current prospectus and statement of additional information conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended ("1933 Act"), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                  4.1.6. Target is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Ohio law or any provision of Target's Declaration of Trust or By-Laws or of any agreement, instrument, lease, or other undertaking to which Target is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target is a party or by which it is bound, except as previously disclosed in writing to and accepted by Victory;

                  4.1.7. Except as otherwise disclosed in writing to and accepted by Victory, all material contracts and other commitments of or applicable to Target (other than this Agreement and investment contracts, including options and futures) will be terminated, or provision for discharge of any liabilities of Target thereunder will be made, at or prior to the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target may have had with respect to actions taken or omitted to be taken by any other party thereto prior to the Closing;

                  4.1.8. Except as otherwise disclosed in writing to and accepted by Victory, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Target's knowledge) threatened against Target or any of its properties or assets that, if adversely determined, would materially and adversely affect Target's financial condition or the conduct of its business; Target knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

                  4.1.9. The execution, delivery, and performance of this Agreement has been duly authorized as of the date hereof by all necessary action on the part of Target's board of trustees, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to approval by Target's shareholders and receipt of any necessary exemptive relief or no-action assurances requested from the Securities and Exchange Commission ("SEC") or its staff with respect to Sections 17(a) and 17(d) of the 1940 Act, this Agreement will constitute a valid and legally binding obligation of Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

                  4.1.10. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Target's shareholders;

                  4.1.11. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), or the 1940 Act for the execution or performance of this Agreement by Target, except for (a) the filing with the SEC of a registration statement by Victory on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), including therein a prospectus/proxy statement ("Proxy Statement"), (b) receipt of the exemptive relief referenced in subparagraph 4.1.9, and (c) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

                  4.1.12. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and
         (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Victory for use therein;

                  4.1.13. The Liabilities were incurred by Target in the ordinary course of its business and are associated with the Assets;

                  4.1.14. Target is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year (and the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing); it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it; and it has made all distributions for each such past taxable year that are necessary to avoid the imposition of federal excise tax or has paid or provided for the payments of any excise tax imposed for any such year;

                  4.1.15. There is no plan or intention by Shareholders who own 5% or more of Target Shares, and to the best of the knowledge of the management of Target, there is no plan or intention on the part of the remaining Shareholders to redeem or otherwise sell to Acquiring Fund or Victory any Acquiring Fund Shares received in the Reorganization. Target's management does not anticipate dispositions of Acquiring Fund Shares at the time or soon after the Reorganization to exceed the usual rate and frequency of redemptions of Target Shares in the ordinary course of its operation as a series of an open-end investment company. Consequently, Target's management expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de miminis;

                  4.1.16. Target is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of section 368(a)(3)(A) of the Code;

                  4.1.17. Not more than 25% of the value of Target's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers;

                  4.1.18. Target will, pursuant to this Agreement, distribute, in liquidation of Target, the Acquiring Fund Shares it receives in the Reorganization as soon as reasonably practicable after the Reorganization. Each Shareholder will receive solely Acquiring

         Fund Shares in exchange for its Target Shares. Target will receive solely Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities in exchange for the Assets it transfers to Acquiring Fund. None of the compensation received by any Shareholder that is an employee or a direct or indirect provider of investment advisory or administrative services to Target ("Shareholder/Service Provider") (if any) will be separate consideration for, or allocable to, any of its Target Shares; none of the Acquiring Fund Shares received by any Shareholder/Service Provider (if any) will be separate consideration for, or allocable to, any employment agreement or any investment advisory services provided to Target; and the compensation paid to any Shareholder/Service Provider (if any) will be for services actually rendered and will be commensurate with the amounts paid to third parties bargaining at arm's length for similar services;

                  4.1.19. As of the Effective Time, Target will not have outstanding any warrants, options, convertible securities, or any other type of right pursuant to which any person could acquire Target Shares; and

                  4.1.20. Target will be terminated as soon as reasonably practicable after the Reorganization.

         4.2. Acquiring Fund represents and warrants as follows:

                  4.2.1. Victory is a business trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware; and a copy of its Certificate of Trust is on file with the Secretary of the State of Delaware;

                  4.2.2 Victory is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

                  4.2.3. Acquiring Fund is a duly established and designated series of Victory;

                  4.2.4. No consideration other than Acquiring Fund Shares (and Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

                  4.2.5. The Acquiring Fund Shares to be issued and delivered to Target hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable by Victory (except as disclosed in Victory's then-current prospectus and statement of additional information). Except as contemplated by this Agreement, Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

                  4.2.6. Acquiring Fund's current prospectus and statement of additional information conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                  4.2.7. Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Delaware law or any provision of Victory's Certificate of Trust or Trust Instrument or By-Laws or of any provision of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as previously disclosed in writing to and accepted by Target;

                  4.2.8. Except as otherwise disclosed in writing to and accepted by Target, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Acquiring Fund's knowledge) threatened against Victory with respect to Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; Acquiring Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

                  4.2.9. The execution, delivery, and performance of this Agreement has been duly authorized as of the date hereof by all necessary action on the part of Victory's board of trustees, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to receipt of any necessary exemptive relief or no-action assurances requested from the SEC or its staff with respect to Sections 17(a) and 17(d) of the 1940 Act, this Agreement will constitute a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

                  4.2.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, or the 1940 Act for the execution or performance of this Agreement by Victory, except for (a) the filing with the SEC of the Registration Statement and a post-effective amendment to Trust's registration statement on Form N-1A, (b) receipt of the exemptive relief referenced in subparagraph 4.2.9, and (c) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

                  4.2.11. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and
         (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Target for use therein;

                  4.2.12. Acquiring Fund is a "fund" as defined in Section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; Acquiring Fund intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

                  4.2.13. Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund have any plan or intention to redeem or otherwise reacquire any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, other than in the ordinary course of its business as an open-end investment company or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act.

                  4.2.14. Following the Reorganization Acquiring Fund (a) will actively continue Target's "historic business" in substantially the same manner that Target conducted that business immediately before the Reorganization, (b) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of its business and dispositions necessary to maintain its status as a RIC, although in the ordinary course of its business Acquiring Fund will continuously review its investment portfolio (as Target did before the Reorganization) to determine whether to retain or dispose of particular stocks or securities, including those included in the Assets, and (c) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

                  4.2.15. There is no plan or intention for Acquiring Fund to be dissolved or merged into another business trust or corporation or "fund" thereof (within the meaning of section 851(g)(2) of the Code) following the Reorganization;

                  4.2.16. Immediately after the Reorganization, (a) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers;

                  4.2.17. Acquiring Fund does not own, directly or indirectly, nor at the Effective Time will it own, directly or indirectly, nor has it owned, directly or indirectly, at any time during the past five years, any shares of Target; and

                  4.2.18. Acquiring Fund's management does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization.

         4.3.     Each Fund represents and warrants as follows:

                  4.3.1. The aggregate fair market value of the Acquiring Fund Shares received by each Shareholder, when so received, will be approximately equal to the aggregate fair market value of the Target Shares exchanged therefor;

                  4.3.2. Immediately following consummation of the Reorganization, Acquiring Fund will hold substantially the same assets and be subject to substantially the same liabilities that Target held or was subject to immediately prior thereto (in addition to the assets and liabilities Acquiring Fund then holds or is subject to), plus any liabilities and expenses of the parties incurred in connection with the Reorganization;

                  4.3.3. The fair market value of the Assets will equal or exceed the Liabilities;

                  4.3.4. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

                  4.3.5. Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by Target immediately before the Reorganization. For purposes of this representation, amounts paid by Target to dissenters, amounts used by Target to pay its Reorganization expenses, amounts paid by Target to Shareholders who receive cash or other property, and all redemptions (except for redemptions occurring in the ordinary course of Target's business as an open-end investment company) and distributions (except for distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under Section 4982 of the Code) made by Target immediately preceding the Reorganization will be included as assets thereof held immediately before the Reorganization;

                  4.3.6. Any amounts payable to Shareholders who seek redemption of their Target shares, and all other amounts payable to Shareholders, including amounts due as a result of the declaration of a dividend or other distribution, will be paid by Target and not by Acquiring Fund; and

                  4.3.7. The Shareholders will pay their expenses, if any, incurred in connection with the Reorganization. The Acquiring Fund will pay or assume only those expenses of the Target that are solely and directly related to the Reorganization in accordance with the guidelines established in Rev. Rul.
         73-54, 1073-1 C.B. 187.


5.       COVENANTS

         5.1. Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that (a) such ordinary course will include declaring and paying customary dividends and other distributions and such changes in operations as are contemplated by each Fund's normal business activities and (b) each Fund will retain exclusive control of the composition of its portfolio until the Closing; provided that Target shall not dispose of more than an insignificant portion of its historic business assets during such period without Acquiring Fund's prior consent.

         5.2. Target covenants to call a special meeting of shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby.

         5.3. Target covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

         5.4. Target covenants that it will assist Victory in obtaining such information as Victory reasonably requests concerning the beneficial ownership of Target Shares.

         5.5. Target covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to Victory at the Closing.

         5.6. Each Fund covenants to cooperate in preparing the Proxy Statement in compliance with applicable federal securities laws.

         5.7. Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the other Fund may deem necessary or desirable in order to vest in, and confirm to, (a) Acquiring Fund, title to and possession of all the Assets, and (b) Target, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

         5.8. Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such state securities laws it may deem appropriate in order to continue its operations after the Effective Time.

         5.9. Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.


6.       CONDITIONS PRECEDENT

         Each Fund's obligations hereunder shall be subject to (a) performance by the other Fund of all the obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and (c) the following further conditions that, at or before the Effective Time:

         6.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by each Investment Company's board of trustees and shall have been approved by Target's shareholders in accordance with applicable law.

         6.2. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on the assets or properties of either Fund, provided that either Fund may for itself waive any of such conditions.

         6.3. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

         6.4. Target shall have received an opinion of Kramer Levin Naftalis & Frankel LLP, counsel to Victory, substantially to the effect that:

                  6.4.1. Acquiring Fund is a duly established series of Victory, a business trust duly organized and validly existing under the laws of the State of Delaware with power under its Trust Instrument to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted;

                  6.4.2. This Agreement (a) has been duly authorized, executed, and delivered by Victory on behalf of Acquiring Fund and (b) assuming due authorization, execution, and delivery of this Agreement by Target, is a valid and legally binding obligation of Victory with respect to Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

                  6.4.3. The Acquiring Fund Shares to be issued and distributed to the Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement, will be duly authorized and validly issued and outstanding and fully paid and non-assessable (except as disclosed in Victory's then-current prospectus and statement of additional information);

                  6.4.4. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate Victory's Trust Instrument or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which Victory (with respect to Acquiring Fund) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Victory (with respect to Acquiring Fund) is a party or by which it (with respect to Acquiring Fund) is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Target;

                  6.4.5. To the knowledge of such counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Victory on behalf of Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required under state securities laws;

                  6.4.6. Victory is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

                  6.4.7. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Victory (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund and (b) Victory (with respect to Acquiring
         Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Target.

In rendering such opinion, such counsel may (i) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel,
(ii) make assumptions
regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the Reorganization; and (v) rely on certificates of officers or trustees of Victory, in each case reasonably acceptable to Target.

         6.5. Victory shall have received an opinion of Kirkpatrick & Lockhart LLP, counsel to Target, substantially to the effect that:

                  6.5.1. Target is a business trust duly organized and validly existing under the laws of the State of Ohio with power under its Declaration of Trust to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted;

                  6.5.2. This Agreement (a) has been duly authorized, executed, and delivered by Target and (b) assuming due authorization, execution, and delivery of this Agreement by Victory on behalf of Acquiring Fund, is a valid and legally binding obligation of Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

                  6.5.3. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate Target's Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which Target is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Victory;

                  6.5.4 To the knowledge of such counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Target of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required under state securities laws;

                  6.5.5. Target is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

                  6.5.6. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Target or any of its properties or assets attributable or allocable to Target and (b) Target is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Target's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Victory.

In rendering such opinion, such counsel may (i) rely, as to matters governed by the laws of the State of Ohio, on an opinion of competent Ohio counsel, (ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the Reorganization, and (v) rely on certificates of officers or trustees of Target; in each case reasonably acceptable to Victory.

         6.6. Each Investment Company shall have received an opinion of Kramer Levin Naftalis & Frankel LLP addressed to and in form and substance satisfactory to it, as to the federal income tax consequences of the Reorganization ("Tax Opinion"). In rendering the Tax Opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement (and/or in separate letters addressed to such counsel) and each Fund's separate covenants. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

                  6.6.1. The Reorganization will constitute a reorganization within the meaning of section 368(a)(1) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

                  6.6.2. No gain or loss will be recognized by Target on the transfer to Acquiring Fund of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in liquidation of Target;

                  6.6.3. No gain or loss will be recognized by Acquiring Fund on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

                  6.6.4. Acquiring Fund's adjusted tax basis in the Assets will be equal to the basis thereof in Target's hands immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Target's holding period therefor;

                  6.6.5. A Shareholder will recognize no gain or loss on the exchange of its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

                  6.6.6. A Shareholder's aggregate tax basis in the Acquiring Fund Shares received by it in the Reorganization will equal its aggregate tax basis in its Target Shares surrendered in exchange therefor, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Shares, provided such Target Shares are held as capital assets by the Shareholder at the Effective Time.

         At any time before the Closing, (a) Acquiring Fund may waive any of the foregoing conditions if, in the judgment of Victory's board of trustees, such waiver will not have a material adverse effect on its shareholders' interests, and (b) Target may waive any of the foregoing conditions if, in the judgment of Target's board of trustees, such waiver will not have a material adverse effect on the Shareholders' interests.


7.  BROKERAGE FEES AND EXPENSES

         7.1. Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         7.2. Each Fund will be responsible for its own expenses incurred in connection with the Reorganization.


8.       ENTIRE AGREEMENT; SURVIVAL

         Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the Closing.


9.       TERMINATION OF AGREEMENT

         This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Target's shareholders:

         9.1. By either Fund (a) in the event of the other Fund's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before April 30, 1999; or

         9.2.  By the parties' mutual agreement.

In the event of termination under paragraphs 9.1.(c) or 9.2, there shall be no liability for damages on the part of either Fund, or the trustees or officers of either Investment Company, to the other Fund.

10.      AMENDMENT

         This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Target's shareholders, in such manner as may be mutually agreed upon in writing by the parties; provided that following such approval no such amendment shall have a material adverse effect on the Shareholders' interests.


11.      MISCELLANEOUS

         11.1. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

         11.2. Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

         11.3. The parties acknowledge that each Investment Company is a business trust. Notice is hereby given that this instrument is executed on behalf of each Investment Company's trustees solely in their capacity as trustees, and not individually, and that each Investment Company's obligations under this instrument are not binding on or enforceable against any of its trustees, officers, or shareholders, but are only binding on and enforceable against the respective Funds' assets and property. Each Fund agrees that, in asserting any rights or claims under this Agreement, it shall look only to the other Fund's assets and property in settlement of such rights or claims and not to such trustees or shareholders.

         11.4. Victory agrees to indemnify and hold harmless each trustee of Target at the time of the execution of this Agreement, whether or not such person is or becomes a trustee of Victory subsequent to the Reorganization, against expenses, including reasonable attorneys' fees, judgments, fines and amounts paid in settlement, actually and reasonably incurred by such trustee in connection with any claim that is asserted against such trustee arising out of such person's service as a trustee of Target, provided that such indemnification shall be limited to the full extent of the indemnification that is available to the trustees of Victory pursuant to the provisions of Victory's Trust Instrument and applicable law.

         11.5 For the period beginning at the time of the Reorganization and ending not less than three years thereafter, Victory shall provide for a liability policy covering the actions of each trustee of Target at the time of the execution of this Agreement for the period they served as such, which may be accomplished by causing such persons to be added as insured under the liability policy of Victory.

         IN WITNESS WHEREOF, each party has caused this Agreement to be executed by its duly authorized officer.

ATTEST:                                      GRADISON TRUST

                                             -----------------------

----------------------


----------------------                       By:
    Secretary                                    -------------------
                                                   Vice President


ATTEST:                                     THE VICTORY PORTFOLIOS
                                            on behalf of its series,

----------------------                      ---------------------- FUND


                                             By:
----------------------                           ----------------------
    Secretary                                       Vice President

PART 7 - FINANCIAL INFORMATION ABOUT THE VICTORY PORTFOLIOS

         The Annual Report of The Victory Portfolios for the period ended October 31, 1998 is included with the Combined Proxy Statement and Prospectus for shareholders of Gradison Ohio Tax-Free Income Fund, Gradison Growth & Income Fund and Gradison International Fund.

                       STATEMENT OF ADDITIONAL INFORMATION
                                January 27, 1999


                          Acquisition of the Assets of
                              GRADISON GROWTH TRUST
                         Gradison Established Value Fund
                          Gradison Growth & Income Fund
                         Gradison Opportunity Value Fund
                           Gradison International Fund
                   GRADISON-McDONALD MUNICIPAL CUSTODIAN TRUST
                       Gradison Ohio Tax-Free Income Fund
                      GRADISON-McDONALD CASH RESERVES TRUST
                        Gradison U.S. Government Reserves
                            GRADISON CUSTODIAN TRUST
                         Gradison Government Income Fund

                    by and in exchange for Class G shares of
                             THE VICTORY PORTFOLIOS
                             Established Value Fund
                             Diversified Stock Fund
                         Small Company Opportunity Fund
                            International Growth Fund
                            Ohio Municipal Bond Fund
                        Gradison Government Reserves Fund
                                 Fund for Income


This Statement of Additional Information dated January 27, 1999, is not a prospectus, but should be read in conjunction with the Combined Proxy Statement and Prospectus dated January 27, 1999. This Statement of Additional Information is incorporated by reference in its entirety into the Combined Proxy Statement and Prospectus. Copies of the Combined Proxy Statement and Prospectus may be obtained by writing The Victory Portfolios at P.O. Box 8527, Boston, MA 02266-8527 or by calling toll free 800-539-FUND (800-539-3863) or McDonald Investments Inc. at 513-579-5700 or 800-869-5999.

                                TABLE OF CONTENTS


1. Statement of Additional Information of Diversified Stock Fund, Fund for Income, International Growth Fund, Ohio Municipal Bond Fund, and Special Growth Fund (to be renamed Small Company Opportunity Fund), portfolios of The Victory Portfolios, dated January 26, 1999.

2. Statement of Additional Information of Gradison Established Value Fund, Gradison Growth & Income Fund, Gradison International Fund, and Gradison Opportunity Value Fund, portfolios of Gradison Growth Trust, dated August 1, 1998.

3. Statement of Additional Information of Gradison Ohio Tax-Free Income Fund, a portfolio of Gradison-McDonald Municipal Custodian Trust, dated November 1, 1998.

4.       Statement  of  Additional   Information  of  Gradison  U.S.  Government
         Reserves, a portfolio of Gradison McDonald Cash Reserves Trust, dated February 1, 1998.

5. Statement of Additional Information of Gradison Government Income Fund, a portfolio of Gradison Custodian Trust dated May 1, 1998.

6. Financial Statements of Diversified Stock Fund, Fund for Income, International Growth Fund, Ohio Municipal Bond Fund, and Special Growth Fund (to be renamed Small Company Opportunity Fund), portfolios of The Victory Portfolios, dated October 31, 1998.

7.       Financial  Statements  of Gradison  Established  Value  Fund,  Gradison
         Growth  &  Income  Fund,  Gradison   International  Fund  and  Gradison
         Opportunity Value Fund, portfolios of Gradison Growth Trust, dated March 31, 1998.

8. Unaudited Financial Statements of Gradison Established Value Fund, Gradison Growth & Income Fund, Gradison Opportunity Value Fund and Gradison International Fund, portfolios of Gradison Growth Trust dated September 30, 1998.

9. Financial Statements of Gradison Ohio Tax-Free Income Fund, a portfolio of Gradison-McDonald Municipal Custodian Trust dated June 30, 1998.

10. Financial Statements of Gradison U.S. Government Reserves, a portfolio of Gradison McDonald Cash Reserves Trust dated September 30, 1998.

11. Financial Statements of Gradison Government Income Fund, a portfolio of Gradison Custodian Trust dated December 31, 1997.

12. Unaudited Financial Statements of Gradison Government Income Fund, a portfolio of Gradison Custodian Trust dated June 30, 1998.

                   ADDITIONAL INFORMATION ABOUT THE REGISTRANT


         The Statement of Additional Information dated January 25, 1999, of Diversified Stock Fund, Fund for Income, International Growth Fund, Ohio Municipal Bond Fund, and Special Growth Fund (to be renamed Small Company Opportunity Fund), portfolios of The Victory Portfolios, is incorporated by reference to Post-Effective Amendment No. 45 to The Victory Portfolio's Registration Statement on Form N-1A (File No. 33-8982) which was filed with the Securities and Exchange Commission (SEC) on January 25, 1999.

         The  Statements  of  Additional  Information  dated August 1, 1998,  of
Gradison Established Value Fund, Gradison Growth & Income Fund, Gradison Opportunity Value Fund and Gradison International Fund, portfolios of Gradison Growth Trust, are incorporated by reference to Post-Effective Amendment No. 20 to Gradison Growth Trust's Registration Statement on Form N-1A (File No. 2-84169). A copy may be obtained by writing Gradison Growth Trust at 580 Walnut Street, Cincinnati, OH 45202 or by calling (513) 579-5700 from Cincinnati or toll free 800-869-5999.

         The Statement of Additional Information dated November 1, 1998, of Gradison Ohio Tax-Free Income Fund, a portfolio of Gradison-McDonald Municipal Custodian Trust, is incorporated by reference to Post-Effective Amendment No. 11 to Gradison-McDonald Municipal Custodian Trust's Registration Statement on Form N-1A (File No. 33-48613). A copy may be obtained by writing Gradison-McDonald Municipal Custodian Trust at 580 Walnut Street, Cincinnati, OH 45202 or by calling (513) 579-5700 from Cincinnati or toll free 800-869-5999.

         The  Statement of  Additional  Information  dated  February 1, 1998, of
Gradison U.S. Government Reserves, a portfolio of Gradison McDonald Cash Reserves Trust, is incorporated by reference to Post-Effective Amendment No. 40 to Gradison McDonald Cash Reserves Trust's Registration Statement on Form N-1A (File No. 2-55297). A copy may be obtained by writing Gradison McDonald Cash Reserves Trust at 580 Walnut Street, Cincinnati, OH 45202 or by calling (513) 579-5700 from Cincinnati or toll free 800-869-5999.

         The Statement of Additional Information dated May 1, 1998, of Gradison Government Income Fund, a portfolio of Gradison Custodian Trust, is incorporated by reference to Post-Effective Amendment No. 16 to Gradison Custodian Trust's Registration Statement on Form N-1A (File No. 33-14949). A copy may be obtained by writing Gradison Custodian Trust at (513) 580 Walnut Street, Cincinnati, OH 45202 or by calling 579-5700 from Cincinnati or toll free 800-869-5999.

                              FINANCIAL STATEMENTS


         The audited Financial Statements of Diversified Stock Fund, Fund for Income, International Growth Fund, Ohio Municipal Bond Fund, and Special Growth Fund (to be renamed Small Company Opportunity Fund), portfolios of The Victory Portfolios, are incorporated by reference to the Annual Report of The Victory Portfolios (File No. 811-4852) dated October 31, 1998.

         The audited Financial Statements of Gradison Established Value Fund, Gradison Growth & Income Fund, Gradison International Fund, and Gradison Opportunity Value Fund, portfolios of Gradison Growth Trust, are incorporated by reference to the Annual Report of Gradison Growth Trust (File No. 811-3760) dated March 31, 1998.

         The unaudited Financial Statements of Gradison Established Value Fund, Gradison Growth & Income Fund, Gradison International Fund, and Gradison Opportunity Value Fund, portfolios of Gradison Growth Trust, are incorporated by reference to the Semi-Annual Report of Gradison Growth Trust (File No. 811-3760) dated September 30, 1998.

         The audited Financial Statements of Gradison Ohio Tax-Free Income Fund, a portfolio of Gradison-McDonald Municipal Custodian Trust, are incorporated by reference to the Annual Report of Gradison-McDonald Municipal Custodian Trust (File No. 811-6705) dated June 30, 1998.

         The audited Financial Statements of Gradison U.S. Government Reserves, a portfolio of Gradison McDonald Cash Reserves Trust, are incorporated by reference to the Annual Report of Gradison McDonald Cash Reserves Trust (File No. 811-2618) dated September 30, 1998.

         The audited Financial Statements of Gradison Government Income Fund, a portfolio of Gradison Custodian Trust, are incorporated by reference to the Annual Report of Gradison Custodian Trust (File No. 811-5198) dated December 31, 1997.

         The unaudited Financial Statements of Gradison Government Income Fund, a portfolio of Gradison Custodian Trust are incorporated by reference to the Semi-Annual Report of Gradison Custodian Trust (File No. 811-5198) dated June 30, 1998.

         Pro forma financial statements as of October 31, 1998, which give effect to the Reorganization of the Gradison Funds into the Victory Funds, follow.

THE VICTORY PORTFOLIOS
Victory Funds/Gradison Funds
Statements of Assets and Liabilities
October 31, 1998
(Amounts in thousands, except per share amounts)


                                                        Victory           Gradison
                                                       Fund For           Government                              Combined
                                                        Income           Income Fund         Adjustments           Totals
                                                    ----------------   -----------------   ---------------    ------------------

    ASSETS:

    Investments, at value (Cost $28,528 & $156,363) $         29,229   $         159,069   $             -    $          188,298
    Cash                                                           -                   2                 -                     2
    Interest receivable                                          190               1,695                 -                 1,885
    Receivable for capital shares issued                           1                   -                 -                     1
    Receivable from brokers for investments sold               6,077                   -                 -                 6,077
    Prepaid expenses and other assets                             17                   -                 -                    17
                                                    ----------------   -----------------   ---------------    ------------------
           Total Assets                                       35,514             160,766                 -               196,280
                                                    ----------------   -----------------   ---------------    ------------------
    LIABILITIES:
    Dividends payable                                              -                 101                 -                   101
    Payable to brokers for investments purchased               6,707                   -                 -                 6,707
    Payable for capital shares redeemed                           35                   -                 -                    35
    Accrued expenses and other payables:
       Investment advisory fees                                    4                   -                 -                     4
       Custodian fees                                              6                   -                 -                     6
       Transfer agent fees                                        13                   -                 -                    13
       Shareholder service fees - Class A                          5                   -                 -                     5
       Other                                                       1                  47                 -                    48
                                                    ----------------   -----------------   ---------------    ------------------
           Total Liabilities                                   6,771                 148                 -                 6,919
                                                    ----------------   -----------------   ---------------    ------------------
    NET ASSETS:
    Capital                                                   29,514             163,708                 -               193,222
    Undistributed (distributions in excess) net
       investment income                                          28                 (61)                -                   (33)
    Net unrealized appreciation/depreciation
       from investments                                          701               2,706                 -                 3,407
    Accumulated undistributed net realized                                                               -                     0
       losses from investment transactions                    (1,500)             (5,735)                                 (7,235)
                                                    ----------------   -----------------   ---------------    ------------------
           Net Assets                               $         28,743   $         160,618   $             -    $          189,361
                                                    ================   =================   ===============    ==================
    Net Assets
       Class A                                      $         28,743   $               -   $             -    $           28,743
       Class G                                                     -             160,618                 -               160,618
                                                    ----------------   -----------------   ---------------    ------------------
           Total                                    $         28,743   $         160,618   $             -    $          189,361
                                                    ================   =================   ===============    ==================
    Outstanding units of beneficial interest
      (shares)
       Class A                                                 2,923                   -              (767)                2,156
       Class G                                                     -              12,051                 -                12,051
                                                    ----------------   -----------------   ---------------    ------------------
           Total                                               2,923              12,051              (767)               14,207
                                                    ================   =================   ===============    ==================
    Net asset value
          Redemption price per share - Class A      $           9.83   $               -   $          3.50    $            13.33
                                                    ================   =================   ===============    ==================
          Redemption price per share - Class G      $             -    $           13.33   $             -    $            13.33
                                                    ================   =================   ===============    ==================
    Maximum sales charge - Class A                              2.00%                  -                 -                 2.00%
                                                    ================   =================   ===============    ==================
    Maximum offering price per share
        (100%/(100%-maximum sales charge) of
        net asset value adjusted to
        nearest cent) - Class A                     $          10.03   $               -   $          3.50    $            13.60
                                                    ================   =================   ===============    ==================

The Victory Portfolios
Victory Funds/Gradison Funds
Fund For Income
Schedule of Portfolio Investments
October 31, 1998
Unaudited
(Amounts in thousands, except shares)

                                                                             Shares or Principal Amount            Market Value

                                                                  VICTORY    GRADISON   COMBINED    VICTORY     GRADISON    COMBINED
                                                                 Fund for   Government             Fund for    Government
                                                                  Income    Income Fund             Income    Income Fund
                                                                --------------------------------- ----------------------------------
Asset Backed Securities  (5.4%)

American Housing Trust, Series VIII, Class K, 9.00%, 1/25/21,    $1,007                 $1,007     $1,136                   $1,136
CMO
Federal National Mortgage Assoc., Series 1988-4, Class Z, 9.25%,    929                    929        982                      982
3/25/18, CMO
Federal National Mortgage Assoc., Series 1998-46, Class PJ,         481                    481        485                      485
6.25%, 12/18/22, CMO
General Electric Capital Mortgage Services, Inc., 7.00%,          1,000                  1,000      1,015                    1,015
3/25/08, CMO
Green Tree Financial Corp., 8.95%, 3/15/20, CMO                     500                    500        551                      551
Green Tree Home Improvement Loan Trust, Series 1997-E, Class        655                    655        680                      680
HEA6, 6.62%, 1/15/29
Housing Securities, Inc., 7.25%, 4/25/08, CMO                     1,517                  1,517      1,583                    1,583
Prudential Home Mortgage Securities, 7.00%,  1/25/08, CMO         1,022                  1,022      1,050                    1,050
Resolution Trust Corp., 8.20%, 11/25/21, CMO                        744                    744        742                      742
Salomon Brothers Mortgage Securities VII, Series 1996-LB2, Class    654                    654        697                      697
A7, 7.65%, 10/25/26, CMO
Salomon Brothers Mortgage Securities VII, Series 1998-AQ1, Class    305                    305        306                      306
A3, 6.56%, 6/25/28
The Money Store Home Equity Trust, Series 1998A, Class AF3,         750                    750        753                      753
6.13%, 9/15/16
The Money Store Home Equity Trust, Series 1995-B, Class A5,         315                    315        332                      332
                                                                                                                               ---
7.23%, 12/15/20
Total Asset Backed Securities (Cost $9,986)                                                        10,312                   10,312
                                                                                                                            ------

Commercial Paper  (0.9%)
Associates Corp., N.A., 5.70%, 11/2/98                              830                    830        830                      830
Ford Motor Credit Corp., 5.51%, 11/2/98                             900                    900        900                      900
                                                                                                                               ---
Total Commercial Paper (Cost $1,730)                                                                1,730                    1,730
                                                                                                                             -----

Investment Companies  (1.4%)
First Union Capital Mkts                                                    $2,710       2,710                  $2,710       2,710
                                                                                                                             -----
Total Investment Companies (Cost $2,710)                                                                         2,710       2,710
                                                                                                                             -----

Securities Purchased When Issued  (1.3%)
Federal Home Loan Mortgage Corp.  (0.6%)
6.00%, 15 Year TBA                                                   91                     91         91                       91
6.50%, 30 Year Gold TBA                                             257                    257        259                      259
7.00%, 30 Year Gold TBA                                             664                    664        677                      677
7.50%, 30 Year TBA                                                  139                    139        142                      142
                                                                                                                               ---
                                                                                                                             1,169
Federal National Mortgage Assoc.  (0.4%)
6.00%, 15 Year TBA                                                  552                    552        554                      554
8.00%, 30 Year TBA                                                  259                    259        267                      267
                                                                                                                               ---
                                                                                                                               821
Government National Mortgage Assoc.  (0.3%)
6.50%, 30 Year TBA                                                  538                    538        544                      544
                                                                                                                               ---
Total Securities Purchased When Issued (Cost $2,540)                                                 2534                    2,534
                                                                                                                             -----

U.S. Government Agencies  (0.4%)
Federal Home Loan Bank  (0.4%)
5.68%, 12/3/07                                                      675                    675        726                      726
                                                                                                                               ---
Total U.S. Government Agencies (Cost $675)                                                            726                      726
                                                                                                                               ---

U.S. Government Mortgage Backed  (66.2%)
Federal Home Loan Mortgage Corp.  (1.2%)
6.50%, 5/1/23                                                       410                    410        414                      414
8.50%, 5/1/17 - 7/1/21                                              429                    429        450                      450
9.50%, 8/1/19 - 12/1/22                                           1,136                  1,136      1,200                    1,200
10.00%, 2/1/17 - 9/1/19                                             103                    103        111                      111
12.00%, 10/1/10 - 7/1/14                                              9                      9          9                       9
                                                                                                                               --
                                                                                                    2,184                   2,184
                                                                                                                            -----
Federal National Mortgage Assoc.  (1.6%)
6.00%, 7/1/13 - 9/1/28                                              334                    334        333                      333
6.50%, 7/1/13 - 9/1/28                                            1,351                  1,351      1,364                    1,364
7.00%, 5/1/12 - 7/1/28                                              306                    306        312                      312
7.50%, 9/1/23 - 9/1/28                                              362                    362        369                      369
8.50%, 5/1/12 - 11/1/17                                             545                    545        568                      568
9.50%, 1/1/19                                                        15                     15         16                       16
10.00%, 5/1/13 - 2/1/18                                              62                     62         66                       66
12.00%, 8/1/13                                                       11                     11         12                       12
13.00%, 12/1/12                                                      33                     33         38                      38
                                                                                                                               --
                                                                                                    3,078                   3,078
                                                                                                                            -----
Government National Mortgage Assoc.  (63.4%)
6.50%, 2/20/11 - 5/15/28                                                    18,697      18,697                  18,912      18,912
6.55%, 11/15/13                                                                566         566                     576         576
6.63%, 1/15/27                                                               3,000       3,000                   3,043       3,043
6.75%, 10/20/07                                                              3,000       3,000                   3,082       3,082
7.00%, 7/16/13 - 9/15/28                                          1,711     26,980      28,691      1,752       27,788      29,540
7.50%, 8/20/20 - 3/15/28                                          1,037     21,699      22,736      1,067       22,324      23,391
7.99%, 8/16/99                                                                 438         438                     440         440
8.00%, 8/15/06 - 10/15/27                                         1,857     12,485      14,342      1,923       12,945      14,868
8.50%, 6/20/16 - 3/15/28                                                    10,040      10,040                  10,566      10,566
8.75%, 4/15/22                                                               2,567       2,567                   2,735       2,735
9.00%, 10/15/09 - 12/20/23                                          842      6,001       6,843        896        6,401       7,297
9.50%, 10/15/02 - 1/15/21                                           702      1,978       2,680        751        2,127       2,878
10.00%, 6/15/17 - 8/15/25                                         1,400        914       2,314      1,520          998       2,518
10.25%, 3/15/19 - 6/15/19                                            58                     58         63                       63
10.50%, 2/15/16                                                      13                     13         15                       15
11.00%, 9/20/14                                                      61                     61         67                      67
                                                                                                                               --
                                                                  7,681    108,365     116,046      8,054      111,937    119,991
                                                                                                                          -------
Total U.S. Government Mortgage Backed (Cost $124,389)            12,787    108,365     121,152     13,316      111,935    125,251
                                                                                                                          -------
U.S. Treasury Obligations  (23.8%)
U.S. Treasury Bonds  (23.5%)
6.38%, 1/15/00                                                               2,500       2,500                   2,560       2,560
7.88%,  11/15/04                                                             5,500       5,500                   6,458       6,458
7.50%, 2/15/05                                                              10,000      10,000                  11,613      11,613
7.63%, 2/15/07                                                              11,000      11,000                  11,976      11,976
8.75%, 11/15/08                                                             10,000      10,000                  11,815     11,815
                                                                                                                           ------
                                                                            39,000      39,000                  44,422     44,422
                                                                                                                           ------
U.S. Treasury Notes  (0.0%)
5.13%, 8/31/00                                                       23                     23         23                      23
                                                                                                                               --

U.S. Treasury Strips  (0.3%)
0.00%, 8/15/20                                                    2,000                  2,000        588                     588
                                                                                                                              ---
Total U.S. Treasury Obligations (Cost $42,861)                                                        611       44,422      45,033
                                                                                                                            ------

Total Investments (Cost $184,891)   -   99.4%                                                      29,229      159,069     188,298
Other assets in excess of liabilities   -   0.6%                                                     (486)       1,548       1,063
                                                                                                                             -----
TOTAL NET ASSETS   -   100.0%                                                                     $28,743     $160,618    $189,361
                                                                                                                          ----------

CMO  -  Collateralized Mortgage Obligation


At the time of the reorganization the Fund for Income is expected to own only U.S. Government securities backed by the full faith and credit of the U.S. Government, consistent with the existing investment policies of the Gradison Government Income Fund.
=========

THE VICTORY PORTFOLIOS
Victory Funds/Gradison Funds
Statements of Assets and Liabilities
October 31, 1998
(Amounts in thousands, except per share amounts)


                                                         Victory          Gradison
                                                     Ohio Municipal      Ohio Tax Free                            Combined
                                                        Bond Fund         Income Fund        Adjustments            Totals
                                                    ----------------   -----------------   ---------------    ------------------
    ASSETS:
    Investments, at value (Cost $73,736 & $107,788) $         79,027   $         113,557   $             -    $          192,584
    Cash                                                           -                 130                 -                   130
    Interest and dividends receivable                          1,400               1,949                 -                 3,349
    Receivable for capital shares issued                           7                   -                 -                     7
    Receivable from brokers for investments sold               2,345                 990                 -                 3,335
    Prepaid expenses and other assets                              3                   -                 -                     3
                                                    ----------------   -----------------   ---------------    ------------------
           Total Assets                                       82,782             116,626                 -               199,408
                                                    ----------------   -----------------   ---------------    ------------------
    LIABILITIES:
    Dividends payable                                              -                  58                 -                    58
    Payable to brokers for investments purchased                   -               2,045                 -                 2,045
    Accrued expenses and other payables:
       Investment advisory fees                                   27                   -                 -                    27
       Administration fees                                         1                   -                 -                     1
       Custodian fees                                              3                   -                 -                     3
       Transfer agent fees                                         4                   -                 -                     4
       Shareholder service fees - Class A                         17                   -                 -                    17
       Other                                                      26                  33                 -                    59
                                                    ----------------   -----------------   ---------------    ------------------
           Total Liabilities                                      78               2,136                 -                 2,214
                                                    ----------------   -----------------   ---------------    ------------------
    NET ASSETS:
    Capital                                                   76,104             108,606                 -               184,710
    Undistributed net investment income                           75                  25                 -                   100
    Net unrealized appreciation/depreciation from
       investments                                             5,291               5,769                 -                11,060
    Accumulated undistributed net realized gains
       (losses) from investment transactions                   1,234                  90                 -                 1,324
                                                    ----------------   -----------------   ---------------    ------------------
           Net Assets                               $         82,704   $         114,490   $             -    $          197,194
                                                    ================   =================   ===============    ==================
    Net Assets
       Class A                                      $         82,704   $               -   $             -    $           82,704
       Class G                                                     -             114,490                 -               114,490
                                                    ----------------   -----------------   ---------------    ------------------
           Total                                    $         82,704   $         114,490   $             -    $          197,194
                                                    ================   =================   ===============    ==================
    Outstanding units of beneficial interest
       (shares)
       Class A                                                 6,872                   -                 -                 6,872
       Class G                                                     -               8,201             1,308                 9,509
                                                    ----------------   -----------------   ---------------    ------------------
           Total                                               6,872               8,201             1,308                16,381
                                                    ================   =================   ===============    ==================
    Net asset value
       Redemption price per share - Class A         $          12.04   $               -   $             -    $            12.04
                                                    ================   =================   ===============    ==================
       Redemption price per share - Class G         $              -   $           13.96   $         (1.92)   $            12.04
                                                    ================   =================   ===============    ==================

    Maximum sales charge - Class A                              5.75%                  -                 -                  5.75%
                                                    ================   =================   ===============    ==================
    Maximum offering price per share
           (100%/(100%-maximum sales charge) of
           net asset value adjusted to nearest
           cent) - Class A                          $          12.77   $               -   $             -    $            12.77
                                                    ================   =================   ===============    ==================

The Victory Portfolios
Victory Funds/Gradison Funds
Ohio Municipal Bond Fund
Schedule of Portfolio Investments
October 31, 1998
Unaudited
(Amounts in thousands, except shares)

                                                                   Shares or Principal Amount              Market Value

                                                             VICTORY    GRADISON       COMBINED    VICTORY    GRADISON   COMBINED
                                                              Ohio       Ohio                       Ohio       Ohio
                                                            Municipal     Tax                     Municipal     Tax
                                                              Bond       Free                       Bond       Free
                                                              Fund       Fund                       Fund       Fund
                                                            -----------------------------------------------------------------------
Municipal Bonds  (95.6%)
Alternative Minimum Tax Paper  (6.1%)
Cincinnati, 6.30%, 12/1/15, Callable
     6/1/05 @ 101,                                                       $1,250        $1,250                $1,388      $1,388
Franklin County Mortgage, Briggs/Wedgewood,                               1,000         1,000                 1,028       1,028
 5.35%, Series C, 11/20/12, Callable 11/20/07 @ 103
Franklin County Mortgage, Briggs/Wedgwood,                                  500           500                   514         514
Series C, 5.55%, 11/20/17, Callable 11/20/07 @ 103
Gateway EDR, 6.50%, 9/15/14, Callable 9/15/03 @ 102                       2,300         2,300                 2,418       2,418
Ohio State Economic Development, ABS Industries Inc.                        500           500                   535         535
Project, 6.00%, 6/1/04
Ohio State Economic Development, Ohio Enterprise                            815           815                   890         890
Board Fund, 6.50%, 12/1/09, Callable 12/1/04 @ 102
Ohio State Economic Development, Ohio Enterprise                            445           445                   459         459
Board Fund, 5.60%, 6/1/02
Ohio State Water Development  Authority, North Star                       1,000         1,000                 1,094       1,094
BHP Steel-Cargill, 6.30%, 9/1/20,
     Callable 9/1/05 @ 102 Ohio State Water
     Development Authority, North Star                                    3,415         3,415                 3,730       3,730
                                                                                                                         ------
BHP-Broken Hill, 6.45%, 9/1/20,
     Callable 9/1/05 @ 102
                                                                                                             12,056      12,056
                                                                                                                         ------
General Obligations  (32.8%)
County, City & Special District  (5.7%)
Akron, 4.55%, 12/1/06                                          $200                       200        $207                   207
Akron, 4.55%, 12/1/07                                           250                       250         257                   257
Akron, 4.55%, 12/1/08                                           300                       300         307                   307
Avon, 6.50%, 12/1/15                                                        335           335                   396         396
Bath Township, 0.00%, 12/1/07, AMBAC                            205                       205         141                   141
Bath Township, 0.00%, 12/1/08, AMBAC                            205                       205         134                   134
Butler County, 5.60%, 12/1/09, Callable 12/1/06 @ 101,          355                       355         391                   391
AMBAC
Butler County, 5.65%, 12/1/10, Callable 12/1/06 @ 101,          155                       155         171                   171
AMBAC
Cuyahoga Falls, 5.25%, 12/1/17, Callable 12/1/07 @ 102,         500                       500         517                   517
FGIC
Deerfield Township, 5.13%, 12/1/23,                                       2,425         2,425                 2,451       2,451
Callable 12/1/08 @ 101, AMBAC
Madison County, 7.00%, 12/1/19, Callable 12/1/04 @ 102,         600                       600         699                   699
AMBAC
Maple Heights, 0.00%, 12/1/07, FSA                                          500           500                   343         343
Maple Heights, 0.00%, 12/1/08, FSA                                          505           505                   328         328
Maple Heights, 0.00%, 12/1/10, FSA                              310                       310         182                   182
Monroe Falls, Series A, 6.95%, 12/1/14,                       1,000                     1,000       1,154                 1,154
Callable 12/1/04 @ 101, AMBAC
Newark, 0.00%, 12/1/16, FGIC                                              1,490         1,490                   611         611
Summit County, Series A, 4.10%, 12/01/07, FGIC                  125                       125         125                   125
Summit County, Series A, 6.90%, 8/1/12,                                     230           230                   261         261
Callable 8/1/01 @ 102, AMBAC
Summit County, Series A, 6.90%, 8/1/12,                                     255           255                   279         279
Callable 8/1/01 @ 102, AMBAC
Summit County, Series A, 6.90%, 8/1/12,                                      15            15                    17          17
Callable 8/1/01 @ 102, AMBAC
Toledo, 5.63%, 12/1/11, Callable 12/1/06 @ 102, AMBAC         1,000                     1,000       1,104                 1,104
Toledo, 5.50%, 12/1/12, Callable 12/1/07 @ 102, FGIC          1,085                     1,085       1,183                 1,183
                                                                                                                         ------
                                                                                                    6,572     4,686      11,258
                                                                                                                         ------
Education  (15.8%)
Anthony Wayne Local School District, 5.75%, 12/1/18,          1,000                     1,000       1,077                 1,077


                                                                   Shares or Principal Amount              Market Value

                                                             VICTORY    GRADISON       COMBINED    VICTORY    GRADISON   COMBINED
                                                              Ohio       Ohio                       Ohio       Ohio
                                                            Municipal     Tax                     Municipal     Tax
                                                              Bond       Free                       Bond       Free
                                                              Fund       Fund                       Fund       Fund
                                                            -----------------------------------------------------------------------
Callable 12/1/05 @ 101, FGIC
Avon Local School District, 5.50%, 12/1/04, AMBAC               665                       665         723                   723
Avon Local School District, 5.55%, 12/1/05, AMBAC               250                       250         274                   274
Batavia Local School District, 7.00%, 12/1/14,  MBIA          1,500                     1,500       1,806                 1,806
Big Walnut Local School District, 0.00%, 12/1/09,
     AMBAC                                                      250                       250         154                   154
Brecksville-Broadview Heights City School
     District, 6.50%,                                         1,000                     1,000       1,160                 1,160
12/1/16, Callable 12/1/06 @ 102, FGIC
Canal Winchester Local School District, 4.60%, 12/1/08,         150                       150         155                   155
FGIC
Delaware City School District, 5.75%, 12/1/20,                1,000                     1,000       1,074                 1,074
Callable 12/1/05 @ 101, FGIC
Dublin City School District, 0.00%, 12/1/09, MBIA                         1,250         1,250                   772         772
Fairfield City School District, 7.45%, 12/1/14, FGIC                      1,000         1,000                 1,307       1,307
Forest Hills Local School District, 4.00%,
     12/1/98, MBIA                                              165                       165         165                   165
Fort Loramie Local School District, 5.00%, 12/1/26,                       1,000         1,000                   994         994
Callable 12/1/08 @ 101, FGIC
Franklin City School District, 0.00%, 12/1/12, AMBAC            280                       280         148                   148
Franklin City School District, 0.00%, 12/1/13, AMBAC            280                       280         140                   140
Franklin City School District, 0.00%, 12/1/14, AMBAC            280                       280         132                   132
Graham Local School District, 0.00%, 12/01/11, MBIA             200                       200         112                   112
Graham Local School District, 0.00%, 12/01/12, MBIA             200                       200         106                   106
Hilliard School District, Series A, 5.00%, 12/1/20,                       1,050         1,050                 1,050       1,050
Callable 12/1/06 @ 101, FGIC
Indian Lake Local School District, 0.00%,
     12/1/11, AMBAC                                             250                       250         139                   139
Indian Lake Local School District, 0.00%,
     12/1/12, AMBAC                                             250                       250         132                   132
Indian Lake Local School District, 0.00%,
     12/1/13, AMBAC                                             250                       250         125                   125
Indian Lake Local School District, 0.00%,
     12/1/14, AMBAC                                             250                       250         118                   118
Indian Lake Local School District, 0.00%,
     12/1/15, AMBAC                                             250                       250         111                   111
Indian Lake Local School District, 0.00%,
     12/1/16, AMBAC                                             250                       250         105                   105
Indian Lake Local School District, 5.38%
     12/1/23, Callable                                        1,050                     1,050       1,085                 1,085
12/1/06 @ 101, FGIC
Indian Valley Local School District, 7.00%, 12/1/14,          2,500                     2,500       2,947                 2,947
Callable 12/1/05 @ 102, AMBAC
Kent City School District, 5.75%, 12/1/21,                                1,000         1,000                 1,079       1,079
Callable 12/1/07 @ 101, FGIC
Kettering City School District, 5.25%, 12/1/22,                           1,000         1,000                 1,011       1,011
Callable 12/1/05 @ 101, FGIC
Lakeview Local School District, 6.95%, 12/1/19,               1,250                     1,250       1,478                 1,478
Callable 12/1/04 @ 102, AMBAC
Lakota Local School District, 0.00%, 12/01/08, FGIC             320                       320         208                   208
Liberty Benton Local School District, 0.00%, 12/1/15,           570                       570         253                   253
AMBAC
Liberty Benton Local School District, 0.00%, 12/1/16,           285                       285         119                   119
AMBAC
McComb Local School District, 4.70%, 12/1/06, MBIA              140                       140         147                   147
Mount Vernon City Schools, 7.50%, 12/1/14,                                  500           500                   590         590
Callable 12/1/04 @ 101, FGIC
Oak Hills Local School District, Series A,
          5.70%, 12/1/25,                                                   600           600                   643         643
Callable 12/1/07 @ 101
Olentangy Local School District, Series A,
          6.25%, 12/1/14,                                       500                       500         551                   551
Callable 12/1/04 @ 102
Reynoldsburg City School District, 4.80%, 12/1/06, FGIC         235                       235         248                   248
Ridgemont Local School District, 0.00%, 12/1/10, AMBAC          185                       185         109                   109
Ridgemont Local School District, 0.00%, 12/1/11, AMBAC          185                       185         103                   103
Ridgemont Local School District, 0.00%, 12/1/12, AMBAC          185                       185          98                    98
Ridgemont Local School District, 0.00%, 12/1/13, AMBAC          185                       185          92                    92
Ridgemont Local School District, 0.00%, 12/1/14, AMBAC          185                       185          87                    87
Ripley-Union-Lewis, Local School District, 0.00%, 12/1/06,      145                       145         104                   104
FGIC
Ripley-Union-Lewis, Local School District, 0.00%, 12/1/07,      245                       245         169                   169
FGIC
Ripley-Union-Lewis, Local School District, 0.00%, 12/1/10,      245                       245         144                   144
FGIC
Ripley-Union-Lewis, Local School District, 0.00%, 12/1/11,      245                       245         137                   137
 FGIC
Ripley-Union-Lewis, Local School District, 0.00%, 12/1/12,      240                       240         127                   127
FGIC
Ripley-Union-Lewis, Local School District, 0.00%, 12/1/13,      240                       240         120                   120
FGIC


                                                                   Shares or Principal Amount              Market Value

                                                             VICTORY    GRADISON       COMBINED    VICTORY    GRADISON   COMBINED
                                                              Ohio       Ohio                       Ohio       Ohio
                                                            Municipal     Tax                     Municipal     Tax
                                                              Bond       Free                       Bond       Free
                                                              Fund       Fund                       Fund       Fund
                                                            -----------------------------------------------------------------------
Ripley-Union-Lewis, Local School District, 0.00%, 12/1/14,      235                       235         111                   111
 FGIC
Springfield City School District, 0.00%, 12/1/11, AMBAC                   1,715         1,715                   945         945
Sycamore Community School District, 0.00%, 12/1/07              360                       360         245                   245
Twinsburg Local School District, 5.90%, 12/1/21, Callable     2,000                     2,000       2,181                 2,181
12/1/06 @ 102, FGIC
Upper Arlington City School District, 5.13%, 12/1/19,         1,250       1,250         2,500       1,258     1,259       2,517
Callable 12/1/06 @ 101, MBIA
Wadsworth City School District, 0.00%, 12/1/07, FGIC            555                       555         380                   380
Wadsworth City School District, 0.00%, 12/1/08, FGIC            555                       555         361                   361
Wadsworth City School District, 5.00 %, 12/1/22,                            500           500                   498         498
                                                                                                                         ------
Callable 12/1/08 @ 101, FGIC
                                                                                                   20,818    10,148      30,966
                                                                                                                         ------
Housing  (0.5%)
Toledo Multifamily Revenue, 5.25%, 12/1/18,                   1,035                     1,035       1,054                 1,054
                                                                                                                         ------
Callable 12/1/08 @ 102, FGIC

Public Facilities
(Convention, Sport, Public Buildings)  (7.2%)
Centerville, Capital Facilities, 5.63%, 12/1/26,                285                       285         303                   303
Callable 12/1/05 @ 101, MBIA
Crawford County, Correctional Facilities, 6.75%, 12/1/19,     1,385                     1,385       1,594                 1,594
Callable 12/1/05 @ 101, AMBAC
Hamilton County, 4.90%, 12/1/18, Callable 12/1/07 @ 101                   1,995         1,995                 2,094       2,094
Hamilton County, 5.50%, 12/1/17, Callable 12/1/07 @ 102                   1,935         1,935                 1,916       1,916
Ohio State, 5.35%, 8/1/12, Callable 8/1/07 @ 101                          1,000         1,000                 1,063       1,063
Ohio State, 4.90%, 8/1/17, Callable 8/1/08 @ 101                            620           620                   620         620
Parma, Series A, 5.00%, 12/1/24, Callable 12/1/08 @ 101                   1,000         1,000                   995         995
Puerto Rico Commonwealth, 5.38%, 7/1/21,                                  1,850         1,850                 1,929       1,929
Callable 7/1/07 @ 101.5, MBIA
Washington County, Juvenile Detention Home, 5.00%,                        1,045         1,045                 1,047       1,047
12/1/18, Callable 12/1/08 @ 101, FSA
Westlake, 5.55%, 12/1/17, Callable 12/1/08 @ 101                          1,500         1,500                 1,588       1,588
Westlake, 5.50%, 12/1/20, Callable 12/1/08 @ 101                          1,000         1,000                 1,051       1,051
                                                                                                                         ------
                                                                                                    1,897    12,303      14,200
                                                                                                                         ------
Transportation  (0.5%)
Greater Cleveland Regional Transit Authority, 5.60%,                      1,000         1,000                 1,065       1,065
                                                                                                                         ------
12/1/11, Callable 12/1/06 @ 101, FGIC

Utility (Sewers, Telephone, Electric)  (3.1%)
Canton, Waterworks System, 5.75%, 12/1/10,                      500                       500         553                   553
Callable 12/1/05 @ 102, AMBAC
Greene County Sewer System, 5.25%, 12/1/25                      250       1,000         1,250         255     1,022       1,277
Huron County Landfill Issue II, 5.40%, 12/1/07, MBIA            285                       285         314                   314
Huron County, Landfill Issue II, 5.60%, 12/1/09,                320                       320         358                   358
Callable 12/1/07 @ 102, MBIA
Lucas County Metropolitan Sewer & Water District, 5.45%,        505                       505         527                   527
12/1/17, Callable 12/1/07 @ 102
North Olmstead, 6.20%, 12/01/11, AMBAC                                    1,000         1,000                 1,172       1,172
Toledo, Sewer Improvements, 6.10%, 12/1/14,                   1,000                     1,000       1,117                 1,117
Callable 12/1/04 @ 102, AMBAC
Warren County, 6.55%, 12/1/14                                               725           725                   867         867
                                                                                                                         ------
                                                                                                    3,124     3,061       6,185
                                                                                                                         ------
                                                                                                   33,465    31,264      64,728
                                                                                                                         ------
Revenue Bonds  (56.7%)
Education  (11.0%)
Franklin County IDR, Columbus College of Art & Design,                    1,310         1,310                 1,354       1,354
 6.00%, 9/1/13, Callable 9/1/00 @ 102, LOC Bank One
Kent State University, Series A, 5.00%, 5/1/18,                           1,000         1,000                   991         991
Callable 5/1/08 @101, AMBAC
Kent State University, Series A, 5.00%, 5/1/23,                           1,000         1,000                   996         996
Callable 5/1/08 @ 101, AMBAC
Miami University, 4.10%, 12/1/08, FGIC                          500                       500         498                   498
Miami University, 4.20%, 12/1/09, FGIC                          500                       500         496                   496
Ohio State Higher Educational Facilities,
     Mt. Union College,                                                   2,205         2,205                 2,186       2,186
5.00%, 10/1/23, Callable 10/1/08 @ 101, MBIA
Ohio State Higher Educational Facilities, University of                   1,000         1,000                 1,061       1,061
Dayton, 5.20%, 12/1/10, Callable 12/1/07 @ 101, AMBAC
Ohio State Higher Educational Facilities,
     Xavier University,                                                   2,500         2,500                 2,610       2,610


                                                                   Shares or Principal Amount              Market Value

                                                             VICTORY    GRADISON       COMBINED    VICTORY    GRADISON   COMBINED
                                                              Ohio       Ohio                       Ohio       Ohio
                                                            Municipal     Tax                     Municipal     Tax
                                                              Bond       Free                       Bond       Free
                                                              Fund       Fund                       Fund       Fund
                                                            -----------------------------------------------------------------------
5.38%, 5/15/22, Callable 5/15/07 @ 102, MBIA
Ohio State University, Agricultural Technological Institute               1,000         1,000                 1,008       1,008
Student Project, 5.05%, 12/1/17, Callable 12/1/08 @ 101
State Education Loan, Series A-1, 5.85%, 12/1/19,             2,000                     2,000       2,080                 2,080
Callable 6/1/07 @ 102, AMBAC
State Higher Educational Facility Revenue, John Carroll         150                       150         158                   158
University Project, 5.05%, 4/1/04
State Higher Educational Facility Revenue,
     Xavier University,                                         500                       500         570                   570
6.00%, 5/15/08, Callable 5/15/07 @ 102, MBIA
State Higher Educational Facilty Revenue,                     1,000                     1,000       1,039                 1,039
University of Dayton,5.40%, 12/1/22,
Callable 12/1/07 @ 101, AMBAC
Student Loan Funding Corp., Series A, 5.50%, 12/1/01          3,300                     3,300       3,416                 3,416
University of Akron, 5.25%, 1/1/22,
          Callable 1/1/07 @ 102,                              1,000       1,000                     1,016     1,016
AMBAC
University of Akron, General Receipts, 5.00%, 1/1/02,           440                       440         457                   457
AMBAC
University of Cincinnati, General Receipts, Series AD,          350                       350         363                   363
 5.10%, 6/1/11, Callable 6/1/07 @ 101
University of Cincinnati, University Center
     Project, 5.00%,                                                      1,000         1,000                 1,051       1,051
6/1/09, MBIA
University of Toledo, 4.10%, 6/1/04, FGIC                       100                       100         101                   101
University of Toledo, 4.30%, 6/1/08, FGIC                       100                       100         101                   101
University of Toledo, 4.25%, 6/1/07, FGIC                       200                       200         202                   202
                                                                                                                         ------
                                                                                                    9,481    12,273      21,754
                                                                                                                         ------
Hospitals, Nursing Homes & Health Care  (18.9%)
Athens County Mental Health, 5.90%, 3/1/09,                                 545           545                   574         574
Callable 3/1/03 @102, LOC National City Bank
Cuyahoga County Health Care Facilities, Benjamin Rose                       500           500                   533         533
Institute Project, Series A, 5.30%, 12/1/25,
Callable 12/1/02 @ 101, LOC Society
National Bank
Cuyahoga County Hospital, Fairview, 6.25%, 8/15/10,                         500           500                   540         540
Callable 2/15/03 @ 102
Cuyahoga County Hospital, General Hospital Project,                       1,500         1,500                 1,581       1,581
Series A, 5.50%, 8/15/14, Callable 8/15/04 @ 102, MBIA
Cuyahoga County Hospital, University Hospital Health,         1,300                     1,300       1,369                 1,369
 Series A, 5.63%, 1/15/21, Callable 1/15/06 @ 102, MBIA
Cuyahoga County Hospital, W.O. Walker Center,                             2,250         2,250                 2,221       2,221
Series I, 5.00%, 1/1/23, Callable 7/1/08 @101, AMBAC
Franklin County Hospital, 7.00%,  8/1/16,                                   625           625                   654         654
Callable 8/1/00 @ 102, FHA
Franklin County Hospital, Holy Cross Health System                        1,000         1,000                   980         980
Corp., 5.00%, 6/1/28, Callable 6/1/08 @ 101, MBIA
Gallia County Hospital, Holzer Medical Center Project,          600                       600         584                   584
4.00%, 10/1/2008
Garfield Heights, Marymont Hospital, 6.70%, 11/15/15,         1,000                     1,000       1,095                 1,095
Callable 11/15/02 @ 102
Hamilton County Hospital Facilities, Children's Hospital                  2,000         2,000                 1,898       1,898
Medical Center, Series G, 4.75%, 5/15/28,
Callable 11/15/08 @ 100, MBIA
Hamilton County Hospital Facilities, Children's Hospital                  1,000         1,000                   990         990
Medical Center, Series G, 5.00%, 5/15/23,
Callable 11/15/08 @ 101, MBIA
Hamilton County Hospital Facilities, Deaconess Hospital,                  2,150         2,150                 2,337       2,337
 7.00%, 1/1/12, Callable 7/1/02 @ 102
Hamilton County, Health Care Facilities, 5.75%, 10/1/08                     755           755                   827         827
Hamilton County, Health Care Facilities, 5.13%, 10/1/18,                    535           535                   522         522
Callable 10/1/08 @ 101
Lake County Hospital Facilities, 4.13%, 8/15/08, AMBAC          930                       930         915                   915
Lake County Hospital, Improvement Facilities, 6.38%,          1,500                     1,500       1,664                 1,664
 8/15/03, AMBAC
Lorain County Hospital, Catholic Healthcare Partners,           530                       530         555                   555
 5.50%, 9/1/27, Callable 9/1/07 @ 102, MBIA
Lucas County Hospital, Promedica Healthcare, 5.75%,           2,000                     2,000       2,183                 2,183
11/15/14, Callable 11/15/06 @ 102, MBIA
Lucas County Hospital, The Toldeo Hospital, 5.00%,                          500           500                   498         498
11/15/22, Callable 11/15/03 @ 102, MBIA
Lucas County Hospital, The Toledo Hospital, 5.00%,                        1,500         1,500                 1,538       1,538
11/15/10, Callable 11/15/03 @ 102, MBIA


                                                                   Shares or Principal Amount              Market Value

                                                             VICTORY    GRADISON       COMBINED    VICTORY    GRADISON   COMBINED
                                                              Ohio       Ohio                       Ohio       Ohio
                                                            Municipal     Tax                     Municipal     Tax
                                                              Bond       Free                       Bond       Free
                                                              Fund       Fund                       Fund       Fund
                                                            -----------------------------------------------------------------------
Lucas-Northgate Housing Development Corp., 8.13%,                           380           380                   394         394
1/1/25, Callable 1/1/00 @ 102, MBIA
Mahoning County Hospital Facilities, YHA Inc. Project,                      855           855                   958         958
Series A, 7.00%, 10/15/14, Callable 10/15/00 @ 102,
 MBIA
Ohio Capital Corporation For Housing Management,                          1,000         1,000                 1,051       1,051
Kent Gardens, 6.35%, 7/1/15, Callable 1/1/03 @ 101,
MBIA
Ohio Capital Corporation For Housing Management,                            960           960                   997         997
Series A, 7.70%, 1/1/25, Callable 1/1/00 @ 102, MBIA
Ohio Capital Corporation For Housing Management,                            920           920                   979         979
Springhill Homes, Series C, 6.50%, 7/1/24,
Callable 1/1/03 @ 103, MBIA
Parma Hospital Improvement, Parma Community                               1,000         1,000                 1,008       1,008
General Hospital, 5.25%, 11/1/13, Callable 11/1/08 @ 101
Portage County Hospital, Robinson Memorial, 6.50%,              635                       635         711                   711
11/15/03, MBIA
Portage County Hospital, Robinson Memorial, 6.50%,              675                       675         767                   767
11/15/04, MBIA
Portage County Hospital, Robinson Memorial, 6.50%,              715                       715         823                   823
11/15/05, MBIA
Springdale Hospital Facility, 5.88%, 11/01/12,                            1,500         1,500                 1,564       1,564
 Callable 11/1/03 @ 102
Stark County Health Care Facility, Rose Land Inc.                         1,000         1,000                 1,010       1,010
Project, 5.45%, 7/20/33, Callable 7/20/08 @ 103
Washington County Hospital, 4.25%, 9/1/07, FSA                  250                       250         251                   251
Washington County Hospital, 4.35%, 9/1/08, FSA                  810                       810         814                   814
Westlake IDR, 6.40%, 8/1/09, Callable 8/1/99 @ 103                        1,755         1,755                 1,831       1,831
                                                                                                                         ------
                                                                                                   11,731    25,485      37,216
                                                                                                                         ------
Housing  (4.7%)
Cincinnati Elderly Housing Finance Corp., Walnut Towers,                  2,020         2,020                 2,197       2,197
Series A, 6.90%, 8/1/25, Callable 8/1/04 @ 102, FHA
Cuyahoga County Multifamily Revenue, 6.60%, 10/20/30,         2,000                     2,000       2,186                 2,186
Callable 10/20/05 @ 102, GNMA
Cuyahoga County Multifamily Revenue, Water Street               370                       370         392                   392
Assoc., 5.60%, 6/20/08, GNMA
Cuyahoga County Multifamily Revenue, Water Street               850                       850         923                   923
Assoc., 6.15%, 12/20/26, Callable 6/20/08 @ 105,
GNMA
Ohio Capital Corp., Housing Management Revenue,                 225                       225         240                   240
Bucyrus Estate, 5.75%, 7/1/06,
 Callable 7/1/05 @ 102, MBIA
Ohio Capital Corp., Mutifamily Housing Revenue, 5.50%,        1,235                     1,235       1,244                 1,244
1/1/24, Callable 1/1/03 @ 100, MBIA
Ohio Housing Finance Agency, 6.15%, 3/1/29,                   1,495                     1,495       1,599                 1,599
Callable 9/1/07 @ 102, GNMA
Ohio Housing Finance Agency, 5.40%, 9/1/29,                     500                       500         504                   504
                                                                                                                          -----
 Callable 9/1/08 @ 102, GNMA
                                                                                                    7,088     2,197       9,285
                                                                                                                          -----
Industrial Development  (1.8%)
Broadview Heights IDR, 6.25%, 7/1/13,                                     1,075         1,075                 1,117       1,117
Callable 7/1/99 @ 103, FHA
Cuyahoga County IDR, Southwest Association Project,                       2,185         2,185                 2,406       2,406
                                                                                                                          -----
6.50%, 6/1/16, Callable 12/1/04 @102, FHA
                                                                                                              3,523       3,523
                                                                                                                          -----
Public Facilities
(Convention, Sport, Public Buildings)  (9.0%)
Cleveland Urban Renewal, Rock & Roll Hall of Fame,                          100           100                   106         106
 6.63%, 3/15/11, Callable 3/15/03 @ 102
Cleveland Urban Renewal, Rock & Roll Hall of Fame                         1,300         1,300                 1,383       1,383
Project, 6.75%, 3/15/18, Callable 3/15/03 @ 102
Cleveland, Motorized Equipment, 7.10%, 7/1/02                             2,600         2,600                 2,778       2,778
Hamilton County, 4.50%, 12/1/07, MBIA                           200                       200         206                   206
Hamilton County Sales Tax, 4.75%, 12/1/17,                                1,000         1,000                   970         970
 Callable 12/1/07 @101, MBIA
Hamilton County Sales Tax, 4.75%, 12/1/27,                    2,000       1,000         3,000       1,915       950       2,865
 Callable 12/1/07 @ 101, MBIA
Hamilton County Sales Tax, 5.00%, 12/1/27,                                  445           445                   442         442
Callable 6/1/08 @ 101, MBIA


                                                                   Shares or Principal Amount              Market Value

                                                             VICTORY    GRADISON       COMBINED    VICTORY    GRADISON   COMBINED
                                                              Ohio       Ohio                       Ohio       Ohio
                                                            Municipal     Tax                     Municipal     Tax
                                                              Bond       Free                       Bond       Free
                                                              Fund       Fund                       Fund       Fund
                                                            -----------------------------------------------------------------------
Ohio Building Authority, 6.13%, 10/1/12,                                  1,000         1,000                 1,095       1,095
 Callable 10/1/03 @ 102
Ohio Building Authority, 4.75%, 10/1/17,                                  1,000         1,000                   976         976
 Callable 10/1/08 @ 101
Ohio Department of Administrative Services,                               1,000         1,000                   988         988
The Ohio Center Project, 5.00%, 7/15/23,
Callable 7/15/08 @ 101, AMBAC
Ohio State Department of Administrative Services,                         1,055         1,055                 1,037       1,037
The Ohio Center Project, 5.00%, 7/15/28,
Callable 7/15/08 @ 101, AMBAC
State Building Authority, Adult Correctional Facilities,      2,000                     2,000       2,210                 2,210
 6.00%, 10/1/07, Callable 10/1/03 @ 102
State Building Authority, Sports Facilities
     Building, 5.00%,                                           450                       450         480                   480
10/1/07, FSA
Toledo, Lucas County Convention Center Project, 5.50%,          500                       500         547                   547
10/1/10, Callable 10/1/06 @ 102, MBIA
Toledo-Lucas County Convention Center Project, 5.70%,                     1,500         1,500                 1,620       1,620
                                                                                                                         ------
10/1/15, Callable 10/1/06 @ 102,  MBIA
                                                                                                    5,358    12,344      17,703
                                                                                                                         ------
Public Improvements  (0.9%)
Deerfield Township, 4.60%, 12/1/07, AMBAC                       200                       200         208                   208
Deerfield Township, 5.00%, 12/1/18,                           1,200                     1,200       1,202                 1,202
Callable 12/1/08 @ 101, AMBAC
Union County, 5.00%, 12/1/18, Callable 12/1/08 @ 101,           300                       300         300                   300
                                                                                                                         ------
AMBAC
                                                                                                    1,710                 1,710
                                                                                                                         ------
Transportation  (1.2%)
Cleveland Airport System, Series C, 5.13%, 1/1/22,                        1,250         1,250                 1,262       1,262
Callable 1/1/08 @ 101, FSA
Columbus Airport Authority, Port Columbus,                                1,000         1,000                 1,013       1,013
                                                                                                                         ------
Series A, 5.00%,1/1/14, Callable 1/1/08 @ 101 AMBAC
                                                                                                              2,275       2,275
                                                                                                                         ------
Utility (Sewers, Telephone, Electric)  (9.2%)
Alliance Water Works, 5.00%, 11/15/20,                                    1,500         1,500                 1,493       1,493
Callable 11/15/08 @ 101, MBIA
Barberton Sewer System Revenue, 4.50%, 12/1/06, FGIC            250                       250         259                   259
Cleveland Public Power System, 7.00%, 11/15/16,                             750           750                   879         879
Callable 11/15/04 @102, MBIA
Cleveland Public Power Systems, Series A, 7.00%,              1,985                     1,985       2,344                 2,344
11/15/24, Prerefunded 11/15/04 @ 102, MBIA
Cleveland Waterworks, 5.75%, 1/1/21,                            940                       940       1,054                 1,054
Prerefunded 1/1/06 @ 102, MBIA
Cleveland Waterworks, 5.75%, 1/1/21,                             10                        10          11                    11
Callable 1/1/06 @ 102, MBIA
Cuyahoga County Utility System,                                           1,050         1,050                 1,059       1,059
Medical Center Company Project, 5.13%, 2/15/28,
 Callable 2/15/08 @102, AMBAC
Cuyahoga County Utility System, Medical Center                            1,500         1,500                 1,644       1,644
Company Project, Series B, 5.85%, 8/15/10,
Callable 8/15/05 @ 102, MBIA
Green County Sewer System, 5.13%, 12/1/20,                                  750           750                   758         758
 Callable 12/1/08 @ 102, MBIA
Huber Heights Water Systems, 5.55%, 12/1/10,                    815                       815         890                   890
Callable 12/1/05 @ 102, MBIA
Huber Heights Water Systems, 0.00%, 12/1/22, MBIA               275                       275          82                    82
Huber Heights Water Systems, 0.00%, 12/1/24, MBIA             1,095                     1,095         294                   294
Huber Heights Water Systems, 0.00%, 12/1/25, MBIA             1,070                     1,070         273                   273
Ohio State Water Development Authority,
     5.00%, 12/1/15,                                                      1,000         1,000                 1,008       1,008
Callable 6/1/08 @ 101, FSA
Ohio State Water Development Authority,
     6.40%, 8/15/27,                                                      2,250         2,250                 2,432       2,432
Callable 8/15/02 @ 102
Puerto Rico Electric Power Authority, Series AA,                          1,000         1,000                 1,064       1,064
5.38%, 7/1/14, Calable 7/1/07 @ 101.5, MBIA
Southwest Regional Water, 6.00%, 12/1/20,                       500                       500         553                   553
Callable 12/1/05 @101, MBIA
Warren Waterworks, 5.00%, 11/1/22,                                        1,000         1,000                 1,003       1,003
Callable 11/1/07 @ 102, FGIC
Wilmington Water, 5.25%, 6/15/29,                             1,000                     1,000       1,016                 1,016
Callable 6/15/08 @ 101, AMBAC
                                                                                                    6,776    11,340      18,116
                                                                                                                       --------
                                                                                                   42,144    69,437     111,581
                                                                                                                       --------


                                                                   Shares or Principal Amount              Market Value

                                                             VICTORY    GRADISON       COMBINED    VICTORY    GRADISON   COMBINED
                                                              Ohio       Ohio                       Ohio       Ohio
                                                            Municipal     Tax                     Municipal     Tax
                                                              Bond       Free                       Bond       Free
                                                              Fund       Fund                       Fund       Fund
                                                            -----------------------------------------------------------------------
Total Municipal Bonds (Cost $177,306)                                                              75,609   112,757     188,366
                                                                                                                       --------
Investment Companies  (2.1%)
Federated Ohio Municipal Cash Trust Fund                      1,426                     1,426       1,426                 1,426
Fidelity Ohio Tax Free Money Market                           1,992                     1,992       1,992                 1,992
Ohio Municipal Cash Money Market                                            800           800                   800         800
                                                                                                                       --------
Total Investment Companies (Cost $4,218)                                                4,218       3,418       800       4,218
                                                                                                                       --------

Total Investments (Cost $181,524)   -   97.6%                                                      79,027   113,557     192,584
Other assets in excess of liabilities   -   2.4%                                                    3,677       933       4,610
                                                                                                                       --------
TOTAL NET ASSETS   -   100.0%                                                                     $82,704  $114,490    $197,194
                                                                                                                       ========

------------

AMBAC - Insured by American Municipal Bond Assurance Corp.
FGIC     - Insured by Financial Guaranty Insurance Corp.
FNMA   - Federal National Mortgage Assoc.
FSA      - Insured by Financial Security Assurance
GNMA   - Insured by Government National Mortgage Assoc.
MBIA    - Insured by Municipal Bond Insurance Assoc.


THE VICTORY PORTFOLIOS
Victory Funds/Gradison Funds
Statements of Assets and Liabilities
October 31, 1998
(Amounts in thousands, except per share amounts)
                                                       Victory             Gradison
                                                     Diversified           Growth &
                                                        Stock               Income                                Combined
                                                        Fund                 Fund            Adjustments           Totals
                                                   ----------------   -----------------   ---------------    ------------------
    ASSETS:
    Investments, at value (Cost $911,046 &
         $52,067)                                  $      1,037,448   $          64,360   $             -    $        1,101,808
    Repurchase agreements at amortized cost                 125,000                   -                 -               125,000
    Cash                                                          2                   1                 -                     3
    Interest and dividends receivable                           734                  91                 -                   825
    Receivable for capital shares issued                        213                   -                 -                   213
    Receivable from brokers for investments sold             17,438                   -                 -                17,438
    Prepaid expenses and other assets                            14                   6                (2)                   18
                                                   ----------------   -----------------   ---------------    ------------------
              Total Assets                                1,180,849              64,458                (2)            1,245,305
                                                   ----------------   -----------------   ---------------    ------------------

    LIABILITIES:
    Payable for capital shares redeemed                          92                   -                 -                    92
    Payable to brokers for investments purchased             22,196                   -                 -                22,196
    Payable for return of collateral received               173,555                   -                 -               173,555
    Accrued expenses and other payables:
         Investment advisory fees                               437                   -                 -                   437
         Administration fees                                     13                   -                 -                    13
         Custodian fees                                          20                   -                 -                    20
         Accounting fees                                          1                   -                 -                     1
         Transfer agent fees                                    160                   -                 -                   160
         Shareholder service fees - Class A                     167                   -                 -                   167
         Shareholder service and 12b-1 fees
         - Class B                                               39                   -                 -                    39
         Other                                                   49                  14                 -                    63
                                                   ----------------   -----------------   ---------------    ------------------
              Total Liabilities                             196,729                  14                 -               196,743
                                                   ----------------   -----------------   ---------------    ------------------
    NET ASSETS:
    Capital                                                 659,150              51,721                (2)              710,869
    Undistributed net investment income                          86                  44                 -                   130
    Net unrealized appreciation/depreciation from
         investments                                        126,402              12,293                -                138,695
    Accumulated undistributed net realized gains
         from investment transactions                       198,482                 386                 -               198,868
                                                   ----------------   -----------------   ---------------    ------------------
              Net Assets                           $        984,120   $          64,444   $            (2)   $        1,048,562
                                                   ================   =================   ===============    ==================
    Net Assets
         Class A                                   $        933,158   $               -   $             -    $          933,158
         Class B                                             50,962                   -                 -                50,962
         Class G                                                  -              64,444                (2)               64,442
                                                   ----------------   -----------------   ---------------    ------------------
              Total                                $        984,120   $          64,444   $            (2)   $        1,048,562
                                                   ================   =================   ===============    ==================
    Outstanding units of beneficial interest
         (shares)
         Class A                                             49,507                   -                  -               49,507
         Class B                                              2,740                   -                  -                2,740
         Class G                                                  -               2,338              1,081                3,419
                                                   ----------------   -----------------   ---------------    ------------------
                       Total                                 52,247               2,338              1,081               55,666
                                                   ================   =================   ===============    ==================
    Net asset value
         Redemption price per share-Class A        $          18.85   $               -   $             -    $            18.85
                                                   ================   =================   ===============    ==================
         Offering and redemption price per
             share-Class B *                       $          18.60   $              -    $             -    $            18.60
                                                   ================   =================   ===============    ==================
         Offering and redemption price per
             share-Class G                         $              -   $           27.57   $         (8.72)   $            18.85
                                                   ================   =================   ===============    ==================
    Maximum sales charge - Class A                             5.75%                  -                 -                 5.75%
                                                   ================   =================   ===============    ==================
    Maximum offering price per share
         (100%/(100%-maximum sales
         charge) of net asset value adjusted to
         nearest cent)-Class A                     $          20.00   $               -   $             -    $            20.00
                                                   ================   =================   ===============    ==================


    * Redemption price per Class B Share varies based on length of time held.

The Victory Portfolios
Victory Funds/Gradison Funds
Diversified Stock Fund
Schedule of Portfolio Investments
October 31, 1998
Unaudited

(Amounts in thousands, except shares)           Shares or Principal Amount                           Market Value

                                            VICTORY      GRADISON      COMBINED          VICTORY      GRADISON       COMBINED
                                          Diversified    Growth &                      Diversified    Growth &
                                             Stock        Income                          Stock        Income
                                             Fund          Fund                            Fund         Fund
Commercial Paper  (4.7%)

Associates Corp., N.A., 5.70%, 11/2/98     $49,295                     $49,295          $49,295                      $49,295
                                                                                                                     -------
Total Commercial Paper (Cost $49,295)                                   49,295                                        49,295
                                                                                                                      ------

Common Stocks  (95.4%)
Adhesives  (1.0%)
Avery Dennison Corp.                       230,000        20,000       250,000            9,531           829         10,360
                                                                                                                      ------

Aerospace/Defense  (2.5%)
AlliedSignal, Inc.                         372,200                     372,200           14,493                       14,493
Boeing Co.                                 300,000                     300,000           11,250                       11,250
                                                                                                                      ------
                                                                                         25,743                       25,743
                                                                                                                      ------
Airlines  (0.1%)
Comair Holdings, Inc.                                     20,000        20,000                            658            658
                                                                                                                         ---

Aluminum  (1.6%)
Aluminum Co. of America                    212,000                     212,000           16,801                       16,801
Automotive Parts  (0.1%)
TRW, Inc.                                                 20,000        20,000                          1,139          1,139
                                                                                                                       -----
                                                                                                                      17,940
Banks  (7.5%)
BankAmerica Corp.                          225,000                     225,000           12,923                       12,923
First Union Corp.                          190,000                     190,000           11,020                       11,020
Huntington Bancshares, Inc.                               33,000        33,000                            947            947
J.P. Morgan & Co., Inc.                                   15,000        15,000                          1,414          1,414
Mellon Bank Corp.                          219,000                     219,000           13,167                       13,167
National City Corp.                                       10,000        10,000                            643            643
Norwest Corp. (a)                                         60,000        60,000                          2,231          2,231
Norwest Corp. (a)                          415,200                     415,200           15,440                       15,440
PNC Bank Corp.                             445,000                     445,000           22,250                       22,250
                                                                                                                      ------
                                                                                         74,800         5,235         80,035
                                                                                                                      ------
Beverages  (2.9%)
Anheuser-Busch Co., Inc.                   225,000                     225,000           13,373                       13,373
Coca-Cola Co.                              150,000                     150,000           10,144                       10,144
PepsiCo, Inc.                                             15,000        15,000                            506            506
PepsiCo, Inc.                              200,000                     200,000            6,750                        6,750
                                                                                                                       -----
                                                                                         30,267           506         30,773
                                                                                                                      ------
Chemicals-General  (1.4%)
A. Schulman, Inc.                                         20,000        20,000                            398            398
E.I. Du Pont de Nemours Co.                               20,000        20,000                          1,150          1,150
Nalco Chemical Co.                         208,600                     208,600            6,454                        6,454
RPM, Inc.                                  402,187                     402,187            6,761                        6,761
                                                                                                                       -----
                                                                                         13,215         1,548         14,763
                                                                                                                      ------
Commercial Services  (0.1%)
Automatic Data Processing, Inc.                           10,000        10,000                            778            778
                                                                                                                         ---

Computers & Peripherals  (7.3%)
Compaq Computer Corp.                      550,000                     550,000           17,393                       17,393
Diebold, Inc.                                             30,000        30,000                            936            936
Electronic Data Systems Corp.              420,000                     420,000           17,088                       17,088



Gateway 2000, Inc. (a)                     225,000                     225,000           12,558                       12,558
Hewlett-Packard Co.                                       50,000        50,000                          3,009          3,009
Hewlett-Packard Co.                        155,000                     155,000            9,329                        9,329
International Business Machines Corp.       30,200                      30,200            4,483                        4,483
Seagate Technology, Inc. (a)               500,000                     500,000           13,188                       13,188
                                                                                                                      ------
                                                                                         74,039         3,945         77,984
                                                                                                                      ------
Conglomerates  (2.5%)
Canadian Pacific, Ltd.                     513,600                     513,600           11,621                       11,621
Corning, Inc.                              159,261                     159,261            5,783                        5,783
Minnesota Mining & Manufacturing Co.                      10,000        10,000                            800            800
Textron, Inc.                              105,000                     105,000            7,809                        7,809
                                                                                                                       -----
                                                                                         25,213           800         26,013
                                                                                                                      ------
Consumer Products  (1.1%)
Newell Co.                                                20,000        20,000                            880            880
Newell Co.                                 225,000                     225,000            9,900                        9,900
Procter & Gamble Co.                                      10,000        10,000                            889            889
                                                                                                                         ---
                                                                                          9,900         1,769         11,669
                                                                                                                      ------
Containers-Metal, Glass,
 Paper, Plastic  (0.5%)
Sonoco Products Co.                        173,800                     173,800            4,932                        4,932
                                                                                                                       -----

Cosmetics & Related  (1.3%)
Avon Products, Inc.                        340,000                     340,000           13,494                       13,494
International Flavor & Fragance, Inc.                     20,000        20,000                            749            749
                                                                                                                         ---
                                                                                         13,494           749         14,243
                                                                                                                      ------
Electronic & Electrical-General(3.5%)
AMP, Inc.                                                 26,168        26,168                          1,075          1,075
AMP, Inc.                                  187,010                     187,010            7,679                        7,679
General Electric Co.                                      15,000        15,000                          1,313          1,313
General Electric Co.                        50,000                      50,000            4,375                        4,375
Motorola, Inc.                                            15,000        15,000                            780            780
Motorola, Inc.                             150,000                     150,000            7,799                        7,799
Thomas & Betts Corp.                       170,000                     170,000            7,597                        7,597
Vishay Intertechnology, Inc. (a)           374,015                     374,015            5,657                        5,657
                                                                                                                       -----
                                                                                         33,107         3,168         36,275
                                                                                                                      ------
Financial Services  (1.0%)
Citigroup, Inc.                            210,000                     210,000            9,883                        9,883
Exel Ltd.                                                 10,000        10,000                            764            764
                                                                                                                         ---
                                                                                          9,883           764         10,647
                                                                                                                      ------
Food Processing & Packaging  (3.2%)
Archer-Daniels-Midland Co.                                31,500        31,500                            526            526
Bestfoods                                                 20,000        20,000                          1,090          1,090
H.J. Heinz Co.                                            15,000        15,000                            872            872
Kellogg Co.                                               30,000        30,000                            990            990
Kellogg Co.                                200,000                     200,000            6,600                        6,600
Quaker Oats Co.                            225,000                     225,000           13,289                       13,289
Ralston Purina Group                       317,580                     317,580           10,599                       10,599
                                                                                                                      ------
                                                                                         30,488         3,478         33,966
                                                                                                                      ------
Forest Products-Lumber & Paper  (2.2%)
Bowater, Inc.                              383,400                     383,400           15,647                       15,647
International Paper Co.                    158,400                     158,400            7,356                        7,356
                                                                                         23,003                       23,003
                                                                                                                      ------
Health Care  (1.7%)
Columbia HCA Healthcare Corp.              700,000                     700,000           14,700                       14,700
Tenet Healthcare Corp. (a)                 125,000                     125,000            3,492                        3,492
                                                                                                                       -----
                                                                                         18,192                       18,192
                                                                                                                      ------
Hotels & Motels  (0.5%)
Mirage Resorts, Inc. (a)                   340,000                     340,000            5,759                        5,759
                                                                                                                       -----

Household Goods-Appliances,
 Furnishings & Electronics (0.1%)
Lancaster Colony Corp.                                    25,000        25,000                            747            747
                                                                                                                         ---
Industrial Goods & Services  (0.1%)
Hubbell, Inc.                                             20,000        20,000                            798            798
                                                                                                                         ---



Insurance  (0.3%)
Allstate Corp.                                            30,000        30,000                          1,292          1,292
Cincinnati Financial Corp.                                30,000        30,000                          1,119          1,119
St. Paul Cos., Inc.                                       30,000        30,000                            994            994
                                                                                                                         ---
                                                                                                        3,405          3,405
                                                                                                                       -----
Insurance-Multi-Line  (4.4%)
American General Corp.                                    30,000        30,000                          2,055          2,055
American International Group, Inc.         282,037                     282,037           24,044                       24,044
General Reinsurance Corp.                   30,500                      30,500            6,700                        6,700
Lincoln National Corp.                     116,500                     116,500            8,839                        8,839
Partner Reinsurance Ltd.                   100,500                     100,500            3,995                        3,995
                                                                                                                       -----
                                                                                         43,578         2,055         45,633
                                                                                                                      ------
Insurance-Property,
  Casualty, Health  (0.8%)
Everest Reinsurance Holdings, Inc.         228,500                     228,500            7,869                        7,869
                                                                                                                       -----

Investment Company  (0.7%)
Tele-communications TCI
 Ventures Group, Class A (b)               374,710                     374,710            6,979                        6,979
                                                                                                                       -----

Machine Tools  (1.1%)
Kennametal, Inc.                           512,000                     512,000           10,624                       10,624
Lincoln Electric Holdings                                 20,000        20,000                            425            425
                                                                                                                         ---
                                                                                         10,624           425         11,049
                                                                                                                      ------
Machinery-Diversfied  (1.2%)
Thermo Electron (a)                        643,300                     643,300           12,826                       12,826
                                                                                                                      ------

Manufacturing -Capital Goods  (0.1%)
Parker-Hannifin Corp.                                     20,000        20,000                            715            715
                                                                                                                         ---

Manufacturing-Miscellaneous  (0.1%)
Pall Corp.                                                25,000        25,000                            631            631
                                                                                                                         ---

Media  (1.4%)
News Corp. ADR                             536,900                     536,900           14,664                       14,664
                                                                                                                      ------

Medical Supplies  (0.9%)
Biomet, Inc.                               294,967                     294,967           10,010                       10,010
                                                                                                                      ------

Medical-Biotechnology  (0.5%)
Amgen, Inc. (a)                             65,000                      65,000            5,107                        5,107
                                                                                                                       -----

Metals  (0.9%)
Reynolds Metal Co.                         158,600                     158,600            9,506                        9,506
                                                                                                                       -----

Office Equipment & Supplies
 (Non-Computer Related)  (0.4%)
Pitney Bowes, Inc.                                        50,000        50,000                          2,753          2,753
Reynolds & Reynolds Co., Class A                          60,000        60,000                          1,080          1,080
                                                                                                                       -----
                                                                                                        3,833          3,833
                                                                                                                       -----
Oil & Gas Exploration,
 Production & Services  (5.4%)
Anadarko Petroleum Corp.                    80,000                      80,000            2,710                        2,710
Conoco, Inc., Class A (a)                  427,100                     427,100           10,624                       10,624
Enron Corp.                                460,700                     460,700           24,302                       24,302
Helmerich & Payne, Inc.                                   20,000        20,000                            476            476
Mobil Corp.                                               30,000        30,000                          2,271          2,271
Noble Affiliates, Inc.                      69,200                      69,200            2,266                        2,266
Texaco, Inc.                               131,000                     131,000            7,770                        7,770
USX - Marathon Group                       200,000                     200,000            6,538                        6,538
                                                                                                                       -----
                                                                                         54,210         2,747         56,957
                                                                                                                      ------
Oil-Integrated Companies  (3.2%)
Atlantic Richfield Co.                     135,800                     135,800            9,353                        9,353
Chevron Corp.                                             15,000        15,000                          1,223          1,223
Exxon Corp.                                               27,600        27,600                          1,967          1,967
Phillips Petroleum Co.                     100,000                     100,000            4,325                        4,325
Unocal Corp.                               480,000                     480,000           16,289                       16,289
                                                                                                                      ------
                                                                                         29,967         3,190         33,157
                                                                                                                      ------



Oilfield Services &
 Equipment  (3.0%)
Baker Hughes, Inc.                         560,000                     560,000           12,355                       12,355
Halliburton Co.                            200,600                     200,600            7,209                        7,209
Schlumberger, Ltd.                         220,000                     220,000           11,550                       11,550
                                                                                                                      ------
                                                                                         31,114                       31,114
                                                                                                                      ------
Packaging  (1.2%)
Crown Cork & Seal Co., Inc.                400,000                     400,000           12,750                       12,750
                                                                                                                      ------

Pharmaceuticals  (7.0%)
American Home Products Corp.                              50,000        50,000                          2,438          2,438
American Home Products Corp.               651,000                     651,000           31,736                       31,736
Bristol-Myers Squibb Co.                                  20,000        20,000                          2,210          2,210
Merck & Co., Inc.                                         15,000        15,000                          2,029          2,029
Merck & Co., Inc.                           40,000                      40,000            5,410                        5,410
Pfizer, Inc.                               180,000                     180,000           19,316                       19,316
SmithKline Beecham PLC ADR                 180,000                     180,000           11,475                       11,475
                                                                                                                      ------
                                                                                         67,937         6,677         74,614
                                                                                                                      ------
Radio & Television  (2.9%)
Chancellor Media Corp. (a)                 185,000                     185,000            7,099                        7,099
Tele-Communications, Inc.,
 Class A (a)                               545,645                     545,645           22,986                       22,986
                                                                                                                      ------
                                                                                         30,085                       30,085
                                                                                                                      ------
Railroads  (0.4%)
Union Pacific Corp.                         96,778                      96,778            4,609                        4,609
                                                                                                                       -----

Real Estate Investment
 Trusts  (0.5%)
Office  (0.3%)
Cousins Properties, Inc.                   100,000                     100,000            2,863                        2,863
                                                                                                                       -----

Warehouse  (0.2%)
ProLogis Trust                             108,333                     108,333            2,363                        2,363
                                                                                                                       -----

Restaurants  (0.0%)
McDonald's Corp.                                           7,000         7,000                            468            468
                                                                                                                         ---

Retail  (1.9%)
AutoZone, Inc. (a)                         415,000                     415,000           10,920                       10,920
May Department Stores Co.                                 10,000        10,000                            610            610
OfficeMax, Inc. (a)                        847,000                     847,000            7,729                        7,729
Walgreen Co.                                              15,000        15,000                            730            730
                                                                                                                         ---
                                                                                         18,649         1,340         19,989
                                                                                                                      ------
Rubber & Rubber Products  (0.1%)
Cooper Tire & Rubber Co.                                  40,000        40,000                            665            665
                                                                                                                         ---

Semiconductors  (3.0%)
Applied Materials, Inc. (a)                200,600                     200,600            6,958                        6,958
Intel Corp.                                 50,000        20,000        70,000            4,459         1,783          6,242
Texas Instruments, Inc.                    290,000                     290,000           18,543                       18,543
                                                                                                                      ------
                                                                                         29,960         1,783         31,743
                                                                                                                      ------
Software & Computer Services  (3.9%)
Computer Associates International, Inc.    250,000                     250,000            9,844                        9,844
First Data Corp.                           400,000                     400,000           10,600                       10,600
Networks Associates, Inc. (a)              220,000                     220,000            9,350                        9,350
Oracle Systems  Corp. (a)                  360,000                     360,000           10,642                       10,642
                                                                                                                      ------
                                                                                         40,436                       40,436
                                                                                                                      ------
Steel  (0.0%)
Worthington Industries, Inc.                              35,000        35,000                            470            470
                                                                                                                         ---

Tobacco & Tobacco Products  (3.2%)
Philip Morris Cos., Inc.                   510,000                     510,000           26,074                       26,074
UST, Inc.                                  232,000                     232,000            7,888                        7,888
                                                                                                                       -----
                                                                                         33,962                       33,962
                                                                                                                      ------

Utilities-Electric  (2.1%)



CINergy Corp.                              346,700                     346,700           11,962                       11,962
Duke Energy Corp.                                         15,000        15,000                            970            970
Southern Co.                                              30,000        30,000                            846            846
Southern Co.                               304,300                     304,300            8,577                        8,577
                                                                                                                       -----
                                                                                         20,539         1,816         22,355
                                                                                                                      ------
Utilities-Telecommunications  (2.4%)
Ameritech Corp.                                           50,000        50,000                          2,697          2,697
Ameritech Corp.                             57,200                      57,200            3,085                        3,085
GTE Corp.                                  178,500                     178,500           10,476                       10,476
MCI Worldcom Inc. (a)                      127,804                     127,804            7,061                        7,061
SBC Communications, Inc.                                  30,000        30,000                          1,389          1,389
                                                                                                                       -----
                                                                                         20,622         4,086         24,708
                                                                                                                      ------
Total Common Stocks (Cost $862,118)                                    #######          939,594        61,219      1,000,813

Investment Companies  (0.3%)
First Union Capital Mkts                               3,145,000     3,145,000                          3,145          3,145
                                                                                                                       -----
Total Investment Companies (Cost $3,145)                                                                               3,145
                                                                                                                       -----

Securities Purchased With Cash
 Collateral (17.0%)
Short Term Securities (4.6%)
General American Funding
 Agreement, 5.89%, 11/6/98                  35,000                      35,000           35,000                       35,000
AIM Short Term Prime
 Obligations Money Market Fund               1,284                       1,284            1,284                        1,284
AIM Liquid Assets Money Market Fund         12,271                      12,271           12,271                       12,271


Repurchase Agreements (11.9%)
Lehman Brothers, Inc., 5.41%, 11/2/98       20,000                      20,000           20,000                       20,000
Goldman, 5.32%, 11/2/98                     20,000                      20,000           20,000                       20,000
Bache Corp., 5.27%, 11/2/98                 40,000                      40,000           40,000                       40,000
Salomon Corp., 5.30%, 11/2/98               20,000                      20,000           20,000                       20,000
Morgan Stanley Corp., 5.31%, 11/2/98        25,000                      25,000           25,000                       25,000
                                                                                                                      ------
Total Securities Purchased With
 Cash Collateral (Cost $173,555)                                                                                     173,555
                                                                                                                     -------


Total Investments (Cost $1,088,113)   -   116.5%                                      1,162,448        64,360      1,226,808
Other assets in excess of liabilities   -   (16.5%)                                    (178,328)           82       (178,246)
                                                                                                                    ---------
TOTAL NET ASSETS   -   100.0%                                                          $984,120       $64,442     $1,048,562
                                                                                                                 ============


(a) Non-income producing securities.

ADR - American Depository Receipts


THE VICTORY PORTFOLIOS
Victory Funds/Gradison Funds
Statements of Assets and Liabilities
October 31, 1998
(Amounts in thousands, except per share amounts)       Victory             Gradison
                                                       Special           Opportunity
                                                       Growth               Value                                 Combined
                                                        Fund                 Fund           Adjustments            Totals
                                                   ----------------   -----------------   ---------------    ------------------
   ASSETS:
   Investments, at value (Cost $92,054 & $120,749) $         80,739   $         146,358   $             -    $          227,097
   Interest and dividends receivable                              -                  76                 -                    76
   Receivable for capital shares issued                          14                   -                 -                    14
   Receivable from brokers for investments sold                 993                 454                 -                 1,447
   Prepaid expenses and other assets                              2                   8                 -                    10
                                                   ----------------   -----------------   ---------------    ------------------
             Total Assets                                    81,748             146,896                 -               228,644
                                                   ----------------   -----------------   ---------------    ------------------
   LIABILITIES:

   Payable for capital shares redeemed                            2                   -                 -                     2
   Payable to brokers for investments purchased                  64                 359                 -                   423
   Accrued expenses and other payables:
        Investment advisory fees                                 55                   -                 -                    55
        Administration fees                                       1                   -                 -                     1
        Custodian fees                                            7                   -                 -                     7
        Transfer agent fees                                       8                   -                 -                     8
        Shareholder service fees - Class A                        9                   -                 -                     9
        Other                                                     3                 148                 -                   151
                                                   ----------------   -----------------   ---------------    ------------------
             Total Liabilities                                  149                 507                 -                   656
                                                   ----------------   -----------------   ---------------    ------------------
   NET ASSETS:
   Capital                                                  102,960             120,080                 -               223,040
   Undistributed (distributions in excess of ) net
        investment income                                       (1)                 364                 -                   363
   Net unrealized appreciation/depreciation from
        investments                                        (11,315)              25,609                 -                14,294
   Accumulated undistributed net realized gains
        (losses)
        from investment transactions                        (10,045)                336                 -                (9,709)
                                                   ----------------   -----------------   ---------------    ------------------
             Net Assets                            $         81,599   $         146,389   $             -    $          227,988
                                                   ================   =================   ===============    ==================
   Net Assets
        Class A                                    $         81,599   $               -   $             -    $           81,599
        Class G                                                   -             146,389                 -               146,389
                                                   ----------------   -----------------   ---------------    ------------------
             Total                                 $         81,599   $         146,389   $             -    $          227,988
                                                   ================   =================   ===============    ==================
   Outstanding units of beneficial interest
       (shares)
        Class A                                               8,537                   -            (4,797)                3,740
        Class G                                                   -               6,709                 -                 6,709
                                                   ----------------   -----------------   ---------------    ------------------
             Total                                            8,537               6,709            (4,797)               10,449
                                                   ================   =================   ===============    ==================
   Net asset value
        Redemption price per share-Class A         $           9.56   $               -   $         12.26    $            21.82
                                                   ================   =================   ===============    ==================
        Offering and redemption price per
             share-Class G                         $              -   $           21.82   $             -    $            21.82
                                                   ================   =================   ===============    ==================
   Maximum sales charge - Class A                              5.75%                  -                 -                  5.75%
                                                   ================   =================   ===============    ==================
   Maximum offering price per share
        (100%/(100%-maximum sales
        charge) of net asset value adjusted to
        nearest cent)                              $          10.14   $               -   $         13.01    $            23.15
                                                   ================   =================   ===============    ==================

The Victory Portfolios
Victory Funds/Gradison Funds
Special Growth Fund
Schedule of Portfolio Investments
October 31, 1998
Unaudited
(Amounts in thousands, except shares)

                                                         Shares or Principal Amount                            Market Value

                                                   VICTORY       GRADISON      COMBINED         VICTORY    GRADISON        COMBINED
                                                   Special      Oportunity                      Special    Oportunity
                                                   Growth          Value                         Growth       Value
                                                    Fund           Fund                           Fund        Fund
                                                  -----------------------------------------  --------------------------------------
Commercial Paper  (7.0%)
Associates Corp. N.A., 5.70%, 11/2/98              $1,431                      $1,431         $1,431                         $1,431
Banc One, 5.03%, 12/2/98                                         $2,000         2,000                         $1,992          1,992
Dupont, 5.24%, 11/24/98                                           2,000         2,000                          1,994          1,994
Goldman Sachs Group, 5.36%, 11/18/98                              2,000         2,000                          1,995          1,995
Indianapolis Power and Lighting, 5.48%, 11/3/98                   2,500         2,500                          2,499          2,499
Interstate Energy, 5.28%, 11/10/98                                2,000         2,000                          1,998          1,998
LG&E Energy Corp., 5.20%, 11/4/98                                 2,000         2,000                          1,999          1,999
Lubrizol Corp, 5.17%, 11/13/98                                    2,000         2,000                          1,997          1,997
                                                                                                                              -----
Total Commercial Paper (Cost $15,905)                                                          1,431          14,474         15,905
                                                                                                                             ------

Common Stocks  (88.7%)
Airlines  (1.7%)
Comair Holdings, Inc.                                            75,000        75,000                          2,465          2,465
SkyWest, Inc.                                      55,000                      55,000          1,403                          1,403
                                                                                                                              -----
                                                                                               1,403           2,465          3,868
                                                                                                                              -----
Apparel  (0.7%)
Gerber Children's Wear, Inc. (a)                   80,000                      80,000            680                            680
Gildan Activewear, Inc. - Class A (a)             150,000                     150,000            994                            994
                                                                                                                                ---
                                                                                               1,674                          1,674
                                                                                                                              -----
Apparel-Footwear  (0.8%)
Bebe Stores, Inc. (a)                              66,500                      66,500          1,064                          1,064
Gadzooks, Inc. (a)                                100,000                     100,000            819                            819
                                                                                                                                ---
                                                                                               1,883                          1,883
                                                                                                                              -----
Automotive Parts  (2.7%)
Borg-Warner Auto, Inc.                                           25,000        25,000                          1,172          1,172
Gleason Corp.                                                    30,000        30,000                            606            606
Intermet Corp                                                    70,000        70,000                          1,089          1,089
Motocar Parts & Accessories, Inc. (a)                            43,000        43,000                            516            516
Superior Industries International                                30,000        30,000                            786            786
Wynn's International, Inc.                                      100,000       100,000                          1,881          1,881
                                                                                                                              -----
                                                                                                               6,050          6,050
                                                                                                                              -----
Banks  (8.5%)
Andover Bancorp                                                  53,000        53,000                          1,650          1,650
Firstar Corp.                                                    30,000        30,000                          1,703          1,703
GBC Bancorp                                                      74,000        74,000                          1,943          1,943
HUBCO, Inc.                                                      49,172        49,172                          1,309          1,309
Mercantile Bankshares Corp.                                      46,125        46,125                          1,499          1,499
MT & T Bank Corp.                                                 4,000         4,000                          1,993          1,993
National City Bankcorp (a)                                       44,000        44,000                          1,166          1,166
Old Kent Financial Corp.                                         42,000        42,000                          1,764          1,764
TCF Financial Corp.                                              50,000        50,000                          1,178          1,178
TR Financial Corp.                                               66,000        66,000                          2,115          2,115
Union Planters Corp.                                             20,000        20,000                            929            929
Zions Bancorporation                                             40,000        40,000                          2,122          2,122
                                                                                                                             ------
                                                                                                              19,371         19,371
Beverages  (0.3%)
Hansen Natural Corp. (a)                          150,000                     150,000            792                            792
                                                                                                                             ------



                                                         Shares or Principal Amount                            Market Value

                                                   VICTORY       GRADISON      COMBINED         VICTORY    GRADISON        COMBINED
                                                   Special      Oportunity                      Special    Oportunity
                                                   Growth          Value                         Growth       Value
                                                    Fund           Fund                           Fund        Fund
                                                  -----------------------------------------  --------------------------------------
Bio-Technology  (0.7%)
Incyte Pharmaceuticals, Inc. (a)                   50,000                      50,000          1,525                          1,525
                                                                                                                              -----

Building Materials  (2.3%)
Cascade Corp.                                                    32,000        32,000                            432            432
Fibermark, Inc. (a)                                              25,000        25,000                            356            356
Hughes Supply Co.                                                65,000        65,000                          1,727          1,727
NCI Building Systems (a)                                         79,000        79,000                          1,708          1,708
Texas Industries, Inc.                                           34,000        34,000                          1,005          1,005
                                                                                                                              -----
                                                                                                               5,228          5,228
                                                                                                                              -----
Business & Public Services  (3.0%)
ABM Industries, Inc.                                             75,000        75,000                          2,100          2,100
Advanced Marketing Services                                      36,000        36,000                            612            612
Inacom Corp. (a)                                                 38,000        38,000                            736            736
Leasing Solutions, Inc. (a)                                      65,000        65,000                            662            662
Merrill Corp.                                                    70,000        70,000                          1,155          1,155
Norstan, Inc. (a)                                               100,000       100,000                          1,650          1,650
                                                                                                                              -----
                                                                                                               6,915          6,915
                                                                                                                              -----
Chemicals-General  (1.4%)
Cambrex Corp.                                                    60,000        60,000                          1,533          1,533
Ferro Corp.                                                      45,000        45,000                          1,148          1,148
Stephan Co.                                                      44,000        44,000                            550            550
                                                                                                                              -----
                                                                                                               3,231          3,231
                                                                                                                              -----
Commercial Services  (1.0%)
Convergys Corp. (a)                                50,000                      50,000            697                            697
NCO Group (a)                                      26,000                      26,000            819                            819
Pharmaceutical Product Development, Inc. (a)       30,000                      30,000            810                            810
                                                                                                                                ---
                                                                                               2,326                          2,326
                                                                                                                              -----
Computers & Peripherals  (4.4%)
Affiliated Computer Services, Inc. (a)                           60,000        60,000                          2,220          2,220
Applied Graphics Technology (a)                                  11,400        11,400                            136            136
Computer Network Technology Corp. (a)             140,000                     140,000            796                            796
Digital River, Inc. (a)                            60,000                      60,000            660                            660
Documentum, Inc. (a)                               25,000                      25,000            850                            850
Entrust Technologies, Inc. (a)                     60,000                      60,000            998                            998
Intervoice, Inc. (a)                               50,000                      50,000          1,424                          1,424
Kronos, Inc. (a)                                   25,000                      25,000            900                            900
MTS Systems Corp.                                                55,000        55,000                            667            667
National Computer Systems, Inc.                    35,000                      35,000            980                            980
Printronix, Inc. (a)                                             30,000        30,000                            375            375
                                                                                                                             ------
                                                                                               6,608           3,398         10,006
                                                                                                                             ------
Consulting  (0.4%)
Tetra Tech, Inc. (a)                               43,750                      43,750            889                            889

Consumer Products  (1.3%)
Coachman Industries, Inc.                                        75,000        75,000                          1,734          1,734
Michael Foods, Inc.                                              55,000        55,000                          1,320          1,320
                                                                                                                              -----
                                                                                                               3,054          3,054
                                                                                                                              -----
Electronic & Electrical-General  (1.1%)
SIPEX Corp. (a)                                    50,000                      50,000          1,388                          1,388
TAVA Technologies, Inc. (a)                       175,000                     175,000          1,039                          1,039
                                                                                                                              -----
                                                                                               2,427                          2,427
                                                                                                                              -----
Electronic Components/Instruments  (1.1%)
Encore Wire Corp. (a)                              64,000                      64,000            712                            712
Energy Conversion Devices (a)                      55,000                      55,000            416                            416
Jabil Circuit, Inc. (a)                            30,000                      30,000          1,389                          1,389
                                                                                                                              -----
                                                                                               2,517                          2,517
                                                                                                                              -----


                                                         Shares or Principal Amount                            Market Value

                                                   VICTORY       GRADISON      COMBINED         VICTORY    GRADISON        COMBINED
                                                   Special      Oportunity                      Special    Oportunity
                                                   Growth          Value                         Growth       Value
                                                    Fund           Fund                           Fund        Fund
                                                  -----------------------------------------  --------------------------------------
Electronics  (2.2%)
CTS Corp.                                                        40,500        40,500                          1,200          1,200
EDO Corp.                                                        54,000        54,000                            405            405
Electro Scientific Industries, Inc. (a)                          25,000        25,000                            625            625
Esterline Technologies Corp. (a)                                 75,000        75,000                          1,500          1,500
Frequency Electronics                                            60,000        60,000                            413            413
Technitrol, Inc.                                                 33,000        33,000                            899            899
                                                                                                                              -----
                                                                                                               5,042          5,042
                                                                                                                              -----
Energy  (1.1%)
Input/Output Inc. (a)                                            55,000        55,000                            488            488
SEACOR SMIT, Inc. (a)                                            20,000        20,000                            956            956
World Fuel Services Corp.                                        70,000        70,000                            980            980
                                                                                                                              -----
                                                                                                               2,424          2,424
                                                                                                                              -----
Engineering  (0.1%)
URS Corp. (a)                                                     9,000         9,000                            152            152

Financial Services  (4.1%)
AmeriCredit Corp (a)                                             51,000        51,000                            682            682
ARM Financial Services                                           80,000        80,000                          1,535          1,535
D & N Financial Corp.                                            30,000        30,000                            570            570
ITLA Capital Corp. (a)                                           85,000        85,000                          1,286          1,286
Knight/Trimark Group, Inc. (a)                    100,000                     100,000            813                            813
Raymond James Financial, Inc.                                   100,000       100,000                          2,293          2,293
TeleBanc Financial Corp. (a)                       75,000                      75,000          1,368                          1,368
Vermont Financial Services Corp.                                 35,000        35,000                            779            779
                                                                                                                              -----
                                                                                               2,181           7,146          9,326
                                                                                                                              -----
Food Products  (0.4%)
Horizon Organic Holding Corp. (a)                  80,000                      80,000          1,010                          1,010

Gaming  (0.5%)
Harveys Casinos Resorts                                          24,000        24,000                            611            611
Rio Hotel and Casino, Inc. (a)                                   39,000        39,000                            546            546
                                                                                                                                ---
                                                                                                               1,157          1,157
                                                                                                                              -----
Health Care  (4.2%)
ADAC Laboratiories (a)                             50,000                      50,000          1,482                          1,482
Capital Senior Living Corp. (a)                    80,000                      80,000            940                            940
Genesis Health Ventures, Inc. (a)                                42,000        42,000                            567            567
Integrated Health Services, Inc.                                 35,000        35,000                            567            567
Mariner Health Group, Inc. (a)                                   68,000        68,000                            395            395
Osteotech, Inc. (a)                                50,000                      50,000          1,259                          1,259
Prime Medical Services (a)                                      102,000       102,000                            765            765
Renal Care Group, Inc. (a)                         35,000                      35,000          1,019                          1,019
Universal Health Services, Inc. (a)                              50,000        50,000                          2,566          2,566
                                                                                                                              -----
                                                                                               4,700           4,859          9,560
                                                                                                                              -----
Homebuilders  (2.0%)
D.R. Horton, Inc.                                                50,000        50,000                            794            794
Lennar Corp.                                                     43,000        43,000                            871            871
LNR Property Corp.                                               43,000        43,000                            763            763
MDC Holdings, Inc.                                               49,000        49,000                            861            861
Toll Brothers, Inc. (a)                                          50,000        50,000                          1,159          1,159
                                                                                                                              -----
                                                                                                               4,448          4,448
                                                                                                                              -----
Industrial Goods & Services  (3.8%)
Applied Power, Inc.                                              50,000        50,000                          1,378          1,378
Docummum, Inc. (a)                                               30,000        30,000                            480            480
Farr Co. (a)                                                     52,500        52,500                            473            473
Gardner Denver, Inc. (a)                                         34,000        34,000                            489            489
Gehl Co. (a)                                                     44,000        44,000                            608            608
Met-Pro Corp.                                                    50,000        50,000                            616            616
Thomas Industries, Inc.                                          32,000        32,000                            580            580
Transtechnology Corp.                                            71,000        71,000                          1,494          1,494
Unifirst Corp.                                                   50,000        50,000                          1,391          1,391
United Dominion Industrial Inc.                                  62,000        62,000                          1,267          1,267
                                                                                                                              -----
                                                                                                               8,776          8,776
                                                                                                                              -----
Insurance  (3.4%)
Donegal Group, Inc.                                              32,000        32,000                            448            448
Fremont General Corp.                                            45,000        45,000                          2,222          2,222
HCC Insurance Holdings, Inc.                                     52,000        52,000                            933            933
Orion Capital Corp.                                              40,000        40,000                          1,368          1,368
Protective Life Corp.                                            58,000        58,000                          2,149          2,149


                                       3

                                                         Shares or Principal Amount                            Market Value

                                                   VICTORY       GRADISON      COMBINED         VICTORY    GRADISON        COMBINED
                                                   Special      Oportunity                      Special    Oportunity
                                                   Growth          Value                         Growth       Value
                                                    Fund           Fund                           Fund        Fund
                                                  -----------------------------------------  --------------------------------------
Selective Insurance Group, Inc.                                  22,000        22,000                            402            402
Unico American Corp.                                             16,000        16,000                            204            204
                                                                                                                                ---
                                                                                                               7,725          7,726
                                                                                                                              -----
Landscaping  (0.4%)
LandCARE USA, Inc. (a)                            100,000                     100,000            800                            800
                                                                                                                                ---

Leisure-Recreation, Gaming  (2.2%)
AMC Entertainment, Inc. (a)                        86,300                      86,300          1,251                          1,251
Anchor Gaming (a)                                  20,000        25,000        45,000          1,018           1,272          2,290
Family Golf Centers, Inc. (a)                      70,000                      70,000          1,474                          1,474
                                                                                                                              -----
                                                                                               3,743           1,272          5,015
                                                                                                                              -----
Manufacturing -Capital Goods  (0.5%)
Thor Industries, Inc.                                            50,000        50,000                          1,113          1,113
                                                                                                                              -----

Medical Equipment & Supplies  (2.5%)
Cooper Cos., Inc. (a)                                            85,000        85,000                          2,018          2,018
EMPI, Inc. (a)                                                   35,000        35,000                            652            652
Thermedics, Inc. (a)                                             31,000        31,000                            333            333
Vertex Comm Corp. (a)                                            71,000        71,000                          1,136          1,136
West Cos., Inc.                                                  30,000        30,000                            891            891
Wolverine Tube, Inc. (a)                                         36,000        36,000                            763            763
                                                                                                                                ---
                                                                                                               5,793          5,793
                                                                                                                              -----
Medical Services  (0.2%)
HEALTHSOUTH Corp. (a)                                            40,000        40,000                            485            485
                                                                                                                                ---

Medical-Biotechnology  (0.8%)
Martek Biosciences Corp. (a)                      140,000                     140,000          1,085                          1,085
Matritech, Inc. (a)                               300,000                     300,000            731                            731
                                                                                                                                ---
                                                                                               1,816                          1,816
                                                                                                                              -----
Medical-Information Systems  (0.5%)
Dendrite International, Inc. (a)                   50,000                      50,000          1,031                          1,031
                                                                                                                              -----

Metals-Fabrication  (1.8%)
Atchison Casting Corp. (a)                                       29,000        29,000                            277            277
Chase Industries, Inc. (a)                                       37,500        37,500                            497            497
Mueller Industries, Inc. (a)                                     85,000        85,000                          1,913          1,913
Quanex Corp.                                                     37,000        37,000                            624            624
Reliance Steel & Aluminum                                        26,000        26,000                            804            804
                                                                                                                                ---
                                                                                                               4,115          4,115
                                                                                                                              -----
Metals-Nonferrous  (0.0%)
International Precious Metals Corp. (a)           450,000                     450,000             23                             23
                                                                                                                                 --

Natural Resources  (1.3%)
Florida Rock Industries                                          24,000        24,000                            596            596
Lone Star Industries, Inc.                                       10,000        10,000                            704            704
Southdown, Inc.                                                  32,000        32,000                          1,742          1,742
                                                                                                                              -----
                                                                                                               3,042          3,042
                                                                                                                              -----
Oil & Gas Exploration, Production & Services  (3.0
Atwood Oceanics, Inc. (a)                                        53,000        53,000                          1,491          1,491
Atwood Oceanics, Inc. (a)                          29,700                      29,700            835                            835
BJ Services Co. (a)                                60,000                      60,000          1,226                          1,226
Eagle Geophysical, Inc. (a)                        91,000                      91,000            620                            620
Evergreen Resources, Inc. (a)                      40,000                      40,000            905                            905
Newfield Exploration Co. (a)                       35,000                      35,000            851                            851
Stone Energy Corp. (a)                             30,000                      30,000            964                            964
                                                                                                                                ---
                                                                                               5,401           1,491          6,892
                                                                                                                              -----
Oil & Gas Transmission  (0.4%)
Barr Laboratories, Inc. (a)                        25,000                      25,000            855                            855
                                                                                                                                ---

Oilfield Services & Equipment  (0.9%)
Superior Energy Services, Inc. (a)                175,000                     175,000            705                            705
Varco International, Inc. (a)                      75,000                      75,000            811                            811
Venture Seismic Ltd. (a)                          200,000                     200,000            575                            575
                                                                                                                                ---
                                                                                               2,091                          2,091
                                                                                                                              -----


                                                         Shares or Principal Amount                            Market Value

                                                   VICTORY       GRADISON      COMBINED         VICTORY    GRADISON        COMBINED
                                                   Special      Oportunity                      Special    Oportunity
                                                   Growth          Value                         Growth       Value
                                                    Fund           Fund                           Fund        Fund
                                                  -----------------------------------------  --------------------------------------
Pharmaceuticals  (2.7%)
Agouron Pharmaceuticals, Inc. (a)                  40,000                      40,000          1,550                          1,550
Alpharma, Inc., Class A                            50,000                      50,000          1,384                          1,384
Balance Bar Co. (a)                               100,000                     100,000            975                            975
DUSA Pharmaceuticals, Inc. (a)                    140,000                     140,000            718                            718
Immune Response Corp. (a)                         125,000                     125,000          1,531                          1,531
                                                                                                                              -----
                                                                                               6,158                          6,158
                                                                                                                              -----
Printing  (1.0%)
Mail-Well, Inc. (a)                                             175,000       175,000                          2,286          2,286
                                                                                                                              -----

Real Estate  (0.3%)
Realty Information Group, Inc. (a)                 80,000                      80,000            670                            670
                                                                                                                                ---

Retail  (2.5%)
BJ's Wholesale Club, Inc. (a)                                    43,000        43,000                          1,545          1,545
Delia's, Inc. (a)                                 150,000                     150,000          1,256                          1,256
Duane Reade, Inc. (a)                              30,000                      30,000          1,159                          1,159
O'Charleys, Inc. (a)                                             60,000        60,000                            690            690
White Cap Industries, Inc. (a)                    100,000                     100,000          1,050                          1,050
                                                                                                                              -----
                                                                                               3,465           2,235          5,700
                                                                                                                              -----
Retail-Specialty Stores  (0.8%)
Garden Ridge Corp. (a)                            100,000                     100,000            813                            813
Tweeter Home Entertainment (a)                     80,000                      80,000          1,120                          1,120
                                                                                                                              -----
                                                                                               1,933                          1,933
                                                                                                                              -----
Security Services  (0.8%)
Kroll - O' Gara Company (a)                        70,000                      70,000          1,724                          1,724
                                                                                                                              -----

Semiconductors  (2.9%)
Dallas Semiconductor Corp.                                       50,000        50,000                          1,850          1,849
Kulicke & Soffa Industries, Inc. (a)                             40,000        40,000                            650            650
Savoir Technology Group (a)                                     165,000       165,000                          1,537          1,537
Semtech Corp. (a)                                  55,000                      55,000          1,309                          1,309
Transwitch Corp. (a)                               50,000                      50,000          1,219                          1,219
                                                                                                                              -----
                                                                                               2,528           4,037          6,564
                                                                                                                              -----
Software & Computer Services  (4.4%)
Bindview Developement Corp. (a)                    55,000                      55,000            990                            990
Broadvision, Inc. (a)                              50,000                      50,000            750                            750
General Magic, Inc. (a)                           175,000                     175,000          1,006                          1,006
Inso Corp. (a)                                     60,000                      60,000          1,148                          1,148
Inspire Insurance Solutions (a)                    70,000                      70,000          1,749                          1,749
InterVU, Inc. (a)                                  90,000                      90,000            731                            731
Keane, Inc. (a)                                                  45,000        45,000                          1,497          1,497
Progress Software Corp. (a)                        40,000                      40,000          1,043                          1,043
Visio Corp. (a)                                    40,000                      40,000          1,065                          1,065
                                                                                                                              -----
                                                                                               8,482           1,497          9,979
                                                                                                                              -----
Staffing  (0.4%)
On Assignment, Inc. (a)                            25,000                      25,000            850                            850
                                                                                                                                ---

Telecommunications  (4.4%)
Advanced Fibre Communications, Inc. (a)            80,000                      80,000            775                            775
Amdocs Ltd. (a)                                    70,000                      70,000            910                            910
Cellstar Corp. (a)                                              175,000       175,000                          1,203          1,203
Comdial Corp. (a)                                               100,000       100,000                            788            788
Communication Systems, Inc.                                      30,000        30,000                            360            360
Geotel Communications Corp. (a)                    50,000                      50,000          1,300                          1,300
International FiberCom, Inc. (a)                  170,000                     170,000          1,296                          1,296
IXC Communications, Inc. (a)                       40,000                      40,000          1,550                          1,550
Tekelec (a)                                        60,000                      60,000          1,076                          1,076
Terayon Communication Systems, Inc. (a)            70,000                      70,000            840                            840
                                                                                                                                ---
                                                                                               7,747           2,350         10,098
                                                                                                                             ------
Transportation  (0.4%)
Forward Air Corp. (a)                                            55,000        55,000                            846            846
                                                                                                                                ---



                                                         Shares or Principal Amount                            Market Value

                                                   VICTORY       GRADISON      COMBINED         VICTORY    GRADISON        COMBINED
                                                   Special      Oportunity                      Special    Oportunity
                                                   Growth          Value                         Growth       Value
                                                    Fund           Fund                           Fund        Fund
                                                  -----------------------------------------  --------------------------------------
Transportation Leasing &Trucking  (0.4%)
USFreightways Corp.                                              40,000        40,000                          1,000          1,000
                                                                                                                              -----
Total Common Stocks (Cost $188,018)                                                           79,253         123,003        202,256

Repurchase Agreements  (3.9%)
First Union Capital Markets, 5.39%, 11/2/98                       8,880         8,880                          8,880          8,880
                                                                                                                              -----

Total Repurchase Agreements (Cost $8,880)                         8,880         8,880                          8,880          8,880
                                                                                                                              -----

Rights & Warrants  (0.0%)
Engineering, Industrial Construction  (0.0%)
Morrison Knudsen Corp., Expire 3/11/03                158                         158              1                              1
                                                                                                                                  -
Industrial Goods & Services  (0.0%)
Energy Conversion Devices, Expire 7/31/01              55                          55             55                             55
                                                                                                                                 --
Total Rights & Warrants (Cost $0)                      56                          56             56                             56
                                                                                                                                 --

Total Investments (Cost $212,803)   -   100.0%                                                80,739         146,358        227,097
                                                                                                                            -------
Other assets in excess of liabilities   -   0.0%                                                 860              31            891
TOTAL NET ASSETS   -   100.0%                                                                $81,599        $146,389       $227,988
                                                                                                                           ========
------------

(a)  Non-income producing securities.

At the time of the  reorganization  the combined fund will be renamed to Victory
Small Company Opportunity Fund and is expected to own securities consistent with the existing investment policies of the Gradison Opportunity Value Fund.




THE VICTORY PORTFOLIOS
Victory Funds/Gradison Funds
Statements of Assets and Liabilities
October 31, 1998
(Amounts in thousands, except per share amounts)


                                                       Victory
                                                    International         Gradison
                                                       Growth           International                             Combined
                                                        Fund                Fund            Adjustments            Totals
                                                   ----------------   -----------------   ---------------    ------------------
   ASSETS:
   Investments, at value (Cost $123,700 & $27,728) $        135,905   $          29,660   $             -    $          165,565
   Cash                                                           -               1,354                 -                 1,354
   Foreign currency (cost $1, $620)                               1                 553                 -                   554
   Interest and dividends receivable                            221                  39                 -                   260
   Receivable for capital shares issued                          12                   -                 -                    12
   Receivable from brokers for investments sold                 832                 448                 -                 1,280
   Receivable for futures variation margin                        -                   6                 -                     6
   Reclaim receivble                                            236                   -                 -                   236
   Prepaid expenses and other assets                              1                   9                (8)                   11
                                                   ----------------   -----------------   ---------------    ------------------
               Total Assets                                 137,217              32,069                (8)              169,278
                                                   ----------------   -----------------   ---------------    ------------------
      LIABILITIES:

   Forward foreign currency exchange contracts sold               -                  26                 -                    26
   Payable for futures variation margin                           -                  18                 -                    18
   Payable for capital shares redeemed                           23                   -                 -                    23
   Payable to brokers for investments purchased               2,157                   -                 -                 2,157
   Payable for forward currency contracts purchased              15                   -                 -                    15
   Accrued expenses and other payables:                                                                                       0
        Investment advisory fees                                109                   -                 -                   109
        Administration fees                                       2                   -                 -                     2
        Custodian fees                                           25                   -                 -                    25
        Transfer agent fees                                      13                   -                 -                    13
        Shareholder service fees - Class A                       25                   -                 -                    25
        Other                                                     5                  56                 -                    61
                                                   ----------------   -----------------   ---------------    ------------------
            Total Liabilities                                 2,374                 100                 -                 2,474
                                                   ----------------   -----------------   ---------------    ------------------
   NET ASSETS:
   Capital                                                  118,339              29,768                (8)              148,099
   Undistributed (distributions in excess of ) net
         investment income                                     (134)                117                 -                   (17)
   Net unrealized appreciation/depreciation from
         investments                                          9,325               1,933                 -                11,258
   Net unrealized appreciation/depreciation from
         translation of assets and
         liabilities  in foreign currencies                   2,878                  (9)                -                 2,869
   Accumulated undistributed net realized gains
        from investment transactions                          4,435                 160                 -                 4,595
                                                   ----------------   -----------------   ---------------    ------------------
            Net Assets                             $        134,843   $          31,969   $            (8)   $          166,804
                                                   ================   =================   ===============    ==================
   Net Assets
        Class A                                    $        134,491   $               -   $             -    $          134,491
        Class B                                                 352                   -                 -                   352
        Class G                                                   -              31,969                (8)               31,961
                                                   ----------------   -----------------   ---------------    ------------------
            Total                                  $        134,843   $          31,969   $            (8)   $          166,804
                                                   ================   =================   ===============    ==================
   Outstanding units of beneficial interest
        (shares)
        Class A                                              10,196                   -                 -                10,196
        Class B                                                  27                   -                 -                    27
        Class G                                                   -               1,857               566                 2,423
                                                   ----------------   -----------------   ---------------    ------------------
            Total                                            10,223               1,857               566                12,646
                                                   ================   =================   ===============    ==================
   Net asset value
        Redemption price per share-Class A         $          13.19   $               -   $             -    $            13.19
                                                   ================   =================   ===============    ==================
        Offering and redemption price per
            share-Class B *                        $          12.82   $               -   $             -    $            12.82
                                                   ================   =================   ===============    ==================
        Offering and redemption price per
            share-Class G                          $              -   $           17.22   $         (4.03)   $            13.19
                                                   ================   =================   ===============    ==================
   Maximum sales charge - Class A                              5.75%                  -                 -                  5.75%
                                                   ================   =================   ===============    ==================
   Maximum offering price per share
        (100%/(100%-maximum sales
        charge) of net asset value adjusted to
        nearest cent)-Class A                      $          13.99   $               -   $             -    $            13.99
                                                   ================   =================   ===============    ==================



   * Redemption price per Class B Share varies based on length of time held.

The Victory Portfolios
Victory Funds/Gradison Funds
International Growth Fund
Schedule of Investments
October 31, 1998
Unaudited
(Amounts in thousands, except shares)

                                                    Victory      Shares or             Victory
                                                     Inter-      Principal              Inter-       Market Value
                                                   national      Gradison             national          Gradison
                                                     Growth    International            Growth       International
                                                     Fund          Fund     Combined    Fund              Fund          Combined
                                                    -------------------------------------------------------------------------------
Commercial Paper  (3.4%)
United States  (3.4%)
Financial Services  (3.4%)
Associates Corp., N.A., 5.70%, 11/2/98              $ 5,673                $  5,673         $ 5,673                    $   5,673
                                                                                                                        ---------
Total Commercial Paper (Cost $5,673)                                                                                       5,673
                                                                                                                        ---------

Common Stocks  (94.9%)
Argentina  (0.8%)
Banks  (0.4%)
Banco de Galicia y Buenas Aires S.A. de C.V.                      9,497       9,497                        $  41              41
Banco Frances S.A. (a)                                            7,196       7,196                           50              50
Banco Rio de la Plata SA, ADR                        60,000                  60,000             540                          539
                                                                                                                        ---------
                                                                                                                             630
                                                                                                                        ---------
Food Processing & Packaging  (0.0%)
Molinos Rio de la Plata S.A.                                      9,040       9,040                           21              21
                                                                                                                        ---------

Oil & Gas Exploration,
  Production & Services  (0.2%)
Astra Cia Argentina De Petroleo S.A.                             39,350      39,350                           47              47
Perez Companc S.A.                                                9,750       9,750                           95              96
YPF Sociedad Anonima                                              7,000       7,000                          202             202
                                                                                                                        ---------
                                                                                                                             345
                                                                                                                        ---------
Oil-Integrated Companies  (0.1%)
Gas Natural Ban S.A.                                              1,600       1,600                          138             138
                                                                                                                        ---------

Real Estate  (0.0%)
IRSA Inversiones y Representaciones S.A.                            541         541                           14              14
                                                                                                                        ---------

Steel  (0.0%)
Siderca S.A.                                                     38,364      38,364                           54              54
                                                                                                                        ---------
Telecommunications  (0.1%)
Telefonica Argentina S.A.                                         5,512       5,512                          182             182
                                                                                                                        ---------
Total Argentina                                                                                                            1,384
                                                                                                                        ---------

Australia  (1.9%)
Banks  (0.3%)
National Australia Bank Ltd.                         32,500                  32,500             429                          429
                                                                                                                        ---------

Leisure-Recreation, Gaming  (0.3%)
Aristocrat Leisure Ltd.                             225,000                 225,000             707                          707
                                                                                                                        ---------

Multimedia  (0.3%)
News Corp. Ltd.                                      62,900                  62,900             428                          428
                                                                                                                        ---------

Oil & Gas Exploration,
  Production & Services  (0.1%)
Woodside Petroleum Ltd.                              17,278                  17,278              91                           91
                                                                                                                        ---------

Publishing  (0.3%)
Publishing & Broadcasting Ltd.                      150,000                 150,000             593                          593
                                                                                                                        ---------

Retail  (0.3%)
Woolworths Ltd.                                     144,000                 144,000             504                          504
                                                                                                                        ---------

Utilities-Telecommunications  (0.3%)
Telstra Corp., ADR                                    8,000                   8,000             448                          448
                                                                                                                        ---------
Total Austrailia                                                                                                           3,200
                                                                                                                        ---------



                                                    Victory      Shares or             Victory
                                                     Inter-      Principal              Inter-       Market Value
                                                   national      Gradison             national          Gradison
                                                     Growth    International            Growth       International
                                                     Fund          Fund     Combined    Fund              Fund          Combined
                                                    -------------------------------------------------------------------------------
Brazil  (0.8%)

Banks  (0.1%)
Banco Bradesco S.A.                                           6,639,000   6,639,000                           38              38
Banco Itau S.A.                                                 102,000     102,000                           49              49
                                                                                                                        ---------
                                                                                                                              87
                                                                                                                        ---------
Brewery  (0.0%)
Companhia Cervejaria Brahma                                      41,000      41,000                           19              19
                                                                                                                        ---------

Mining  (0.0%)
Companhia Vale do Rio Doce, Class A                               2,600       2,600                           39              39
                                                                                                                        ---------

Oil-Integrated Companies  (0.0%)
Petroleo Brasileiro S.A.                                        192,000     192,000                           24              24
                                                                                                                        ---------

Paper and Forest Products  (0.0%)
Aracruz Celulose S.A.                                             9,000       9,000                            8               8
                                                                                                                        ---------

Steel  (0.0%)
Companhia Siderurgica Nacional S.A.                           1,452,000   1,452,000                           21              21
Usinas Siderurgicas de Minas Gerais S.A.                          4,000       4,000                           13              13
                                                                                                                        ---------
                                                                                                                              34
                                                                                                                        ---------
Tobacco & Tobacco Products  (0.0%)
Souza Cruz S.A.                                                   2,100       2,100                           14              14
                                                                                                                        ---------

Utilities-Electric  (0.1%)
Centrais Eletricas Brasileiras S.A.                           4,582,000   4,582,000                          105             105
Companhia Energetica Minas Gerais                               812,000     812,000                           16              16
Companhia Paulista de Forca e Luz                               101,246     101,246                            9               9
                                                                                                                        ---------
                                                                                                                             130
                                                                                                                        ---------
Utilities-Telecommunications  (0.6%)
Telecomunicacoes Brasileiras S.A. (a)                           383,000     383,000                           16              17
Telecomunicacoes Brasileiras-Telebras SA, ADR (a)    10,900       1,800      12,700             828          138             965
                                                                                                                        ---------
                                                                                                                             982
                                                                                                                        ---------
Total Brazil                                                                                                               1,337
                                                                                                                        ---------

Britain  (13.6%)
Aerospace/Defense  (1.1%)
British Aerospace PLC                               253,580                 253,580           1,888                        1,888
                                                                                                                        ---------

Banks  (1.1%)
Abbey National PLC                                                6,640       6,640                          129             129
Lloyds TSB Group PLC                                             15,459      15,459                          191             191
Lloyds TSB Group PLC                                127,500                 127,500           1,578                        1,578
                                                                                                                        ---------
                                                                                                                           1,898
                                                                                                                        ---------
Brewery  (0.1%)
Scottish & Newcastle PLC                                          9,360       9,360                          114             114
                                                                                                                        ---------

Computers & Peripherals  (0.4%)
Misys PLC                                           105,600                 105,600             737                          737
                                                                                                                        ---------

Conglomerates  (0.0%)
IMI PLC                                                          10,200      10,200                           50              50
                                                                                                                        ---------

Consumer Products  (0.1%)
Unilever PLC                                                     15,200      15,200                          153             153
                                                                                                                        ---------

Financial Services  (0.0%)
HSBC Holdings PLC                                                 2,480       2,480                           58              58
                                                                                                                        ---------

Food Distributors, Supermarkets & Wholesalers(0.1%)
Tesco PLC                                                        32,300      32,300                           91              91
                                                                                                                        ---------

Food Processing & Packaging  (0.0%)
Cadbury Schweppes PLC                                             4,900       4,900                           75              75
                                                                                                                        ---------

Insurance  (0.8%)
CGU PLC                                                           5,900       5,900                           94              94
Prudential Corp. PLC                                 84,000       9,400      93,400           1,101          122           1,223
                                                                                                                        ---------
                                                                                                                           1,317
                                                                                                                        ---------


                                                    Victory      Shares or             Victory
                                                     Inter-      Principal              Inter-       Market Value
                                                   national      Gradison             national          Gradison
                                                     Growth    International            Growth       International
                                                     Fund          Fund     Combined    Fund              Fund          Combined
                                                    -------------------------------------------------------------------------------
Leisure-Recreation, Gaming  (0.5%)
Ladbroke Group PLC                                  250,000                 250,000             914                          914
                                                                                                                        ---------

Manufacturing - Miscellaneous  (0.0%)
TI Group PLC                                                      7,800       7,800                           47              47
                                                                                                                        ---------

Oil & Gas Exploration,
     Production & Services  (0.9%)
British Petroleum Co. PLC                                         7,630       7,630                          112             112
British Petroleum Co. PLC                            88,000                  88,000           1,299                        1,299
LASMO PLC                                                        12,900      12,900                           37              37
                                                                                                                        ---------
                                                                                                                           1,448
                                                                                                                        ---------
Oil-Integrated Companies  (0.0%)
Shell Transport &Trading Co.                                      8,050       8,050                           49              49
                                                                                                                        ---------

Pharmaceuticals  (3.4%)
Glaxo Wellcome PLC                                                4,200       4,200                          131             131
Glaxo Wellcome PLC                                   89,300                  89,300           2,771                        2,771
SmithKline Beecham PLC                                           13,600      13,600                          170             170
SmithKline Beecham PLC                              186,671                 186,671           2,302                        2,302
Zeneca Group PLC                                                  4,690       4,690                          179             180
                                                                                                                        ---------
                                                                                                                           5,554
                                                                                                                        ---------
Retail  (0.6%)
Kingfisher PLC                                      112,000                 112,000             977                          978
Wolseley PLC                                                     11,580      11,580                           76              76
                                                                                                                        ---------
                                                                                                                           1,054
                                                                                                                        ---------
Retail-Specialty Stores  (0.1%)
Boots Co. PLC                                                     7,450       7,450                          112             112
                                                                                                                        ---------

Telecommunications  (1.6%)
Vodafone Group PLC                                  182,000                 182,000           2,431                        2,431
                                                                                                                        ---------

Transportation  (1.0%)
National Express Group PLC                          100,000                 100,000           1,700                        1,700
                                                                                                                        ---------

Utilities-Electric  (0.1%)
National Power PLC                                                8,200       8,200                           71              71
Scottish Power PLC                                               11,429      11,429                          113             113
                                                                                                                        ---------
                                                                                                                             184
                                                                                                                        ---------
Utilities-Telecommunications  (1.7%)
British Telecommunications PLC                                    9,800       9,800                          127             127
British Telecommunications PLC                      198,200       2,301     198,200           2,592                        2,592
                                                                                                                        ---------
                                                                                                                           2,719
                                                                                                                        ---------
Total Britain                                                                                                             22,593
                                                                                                                        ---------

Canada  (1.9%)
Diversified  (0.3%)
Bombadier, Inc., Class B                             48,000                  48,000             566                          566
                                                                                                                        ---------

Mining  (0.1%)
Franco-Nevada Mining Corp. Ltd.                      12,000                  12,000             231                          231
                                                                                                                        ---------

Oil-Integrated Companies  (0.8%)
Suncor Energy, Inc.                                  37,000                  37,000           1,172                        1,172
                                                                                                                        ---------

Publishing  (0.2%)
Thomson Corp.                                        14,000                  14,000             344                          344
                                                                                                                        ---------

Telecommunications  (0.5%)
Northern Telecom Ltd.                                19,000                  19,000             813                          813
                                                                                                                        ---------
Total Canada                                                                                                               3,126
                                                                                                                        ---------

Chile  (0.3%)
Banks  (0.0%)
Banco Santander Chile                                             6,500       6,500                           60              60
                                                                                                                        ---------

Brewery  (0.0%)
Compania Cervecerias Unidas S.A.                                  1,750       1,750                           32              32
                                                                                                                        ---------

Building Materials  (0.0%)
Maderas y Sinteticos S.A.                                         3,400       3,400                           19              19
                                                                                                                        ---------



                                                    Victory      Shares or             Victory
                                                     Inter-      Principal              Inter-       Market Value
                                                   national      Gradison             national          Gradison
                                                     Growth    International            Growth       International
                                                     Fund          Fund     Combined    Fund              Fund          Combined
                                                    -------------------------------------------------------------------------------
Chemicals-General  (0.0%)
Sociedad Quimica y Minera de Chile S.A.                           1,300       1,300                           43              43
                                                                                                                        ---------

Metals-Nonferrous  (0.0%)
Madeco S.A. ADR                                                   1,600       1,600                           12              12
                                                                                                                        ---------

Telecommunications  (0.1%)
Cia. de Telecomunicaciones de Chile S.A.                          7,442       7,442                          163             163
                                                                                                                        ---------

Utilities-Electric  (0.2%)
Empresa Nacional de Electricidad S.A.                             6,600       6,600                           66              66
Enersis S.A.                                                      5,150       5,150                          107             107
Gener S.A.                                                        3,524       3,524                           57              57
                                                                                                                        ---------
                                                                                                                             230
                                                                                                                        ---------
Total Chile                                                                                                                  559
                                                                                                                        ---------

Finland  (2.4%)
Banks  (0.1%)
Okobank                                                           5,200       5,200                          102             102
                                                                                                                        ---------

Brewery  (0.0%)
Oyj Hartwall Abp                                                  3,750       3,750                           46              46
                                                                                                                        ---------

Building Materials  (0.0%)
YIT-Yhtyma OY                                                     3,200       3,200                           27              27
                                                                                                                        ---------

Leisure-Recreation, Gaming  (0.0%)
Viking Line Oyj                                                     550         550                           28              28
                                                                                                                        ---------

Machinery & Engineering  (0.0%)
The Rauma Group                                                      55          55                            1               1
                                                                                                                        ---------

Paper and Forest Products  (0.1%)
Metsa-Serla Oyj, B Shares                                         9,740       9,740                           74              74
UPM-Kymmene Oyj                                                   4,880       4,880                          116             116
                                                                                                                        ---------
                                                                                                                             190
                                                                                                                        ---------
Publishing  (0.1%)
Werner Soderstrom Osakeyhtio                                      3,150       3,150                          206             206
                                                                                                                        ---------

Steel  (0.0%)
Rautaruuki OY                                                     7,100       7,100                           42              42
                                                                                                                        ---------

Telecommunications  (2.1%)
Nokia Oyj, Class A                                               12,730      12,730                        1,159           1,158
Nokia Oyj, Class A                                   24,856                  24,856           2,262                        2,263
                                                                                                                        ---------
                                                                                                                           3,421
                                                                                                                        ---------
Total Finland                                                                                                              4,063
                                                                                                                        ---------

France  (12.3%)
Automobiles  (1.5%)
PSA Peugeot Citroen                                               1,550       1,550                          259             259
PSA Peugeot Citroen                                   7,293                   7,293           1,217                        1,217
Valeo S.A.                                                        1,160       1,160                          100             100
Valeo S.A.                                           10,850         359      10,850             939                          939
                                                                                                                        ---------
                                                                                                                           2,515
                                                                                                                        ---------
Banks  (0.2%)
Banque Nationale de Paris                                         4,430       4,430                          281             281
                                                                                                                        ---------

Beverages  (0.1%)
LVMH                                                              1,270       1,270                          235             235
                                                                                                                        ---------

Building Materials  (0.2%)
Groupe GTM                                                        2,100       2,100                          228             228
Lafarge S.A.                                                      1,020       1,020                          104             104
                                                                                                                        ---------
                                                                                                                             332
                                                                                                                        ---------
Computers & Peripherals  (1.0%)
Cap Gemini SA                                        10,697                  10,697           1,607                        1,607
                                                                                                                        ---------



                                                    Victory      Shares or             Victory
                                                     Inter-      Principal              Inter-       Market Value
                                                   national      Gradison             national          Gradison
                                                     Growth    International            Growth       International
                                                     Fund          Fund     Combined    Fund              Fund          Combined
                                                    -------------------------------------------------------------------------------
Cosmetics & Related  (1.1%)
L'OREAL                                                             310         310                          177             177
L'OREAL                                               2,950                   2,950           1,686                        1,686
                                                                                                                        ---------
                                                                                                                           1,863
                                                                                                                        ---------
Diversified  (2.5%)
Compagnie de Saint Gobain                                           800         800                          118             118
Compagnie de Saint Gobain                             8,950                   8,950           1,324                        1,324
Vivendi                                                           1,170       1,170                          268             267
Vivendi                                              10,590                  10,590           2,417                        2,418
                                                                                                                        ---------
                                                                                                                           4,127
                                                                                                                        ---------
Electronic & Electrical-General  (0.6%)
Legrand SA                                            3,680                   3,680             938                          938
Schneider S.A.                                                        2           2                            0               0
                                                                                                                        ---------
                                                                                                                             938
                                                                                                                        ---------
Food Distributors, Supermarkets
  & Wholesalers  (0.2%)
Carrefour S.A.                                                      470         470                          312             312
                                                                                                                        ---------

Food Processing & Packaging  (1.0%)
Groupe Danone                                                       880         880                          233             233
Groupe Danone                                         5,400                   5,400           1,428                        1,427
                                                                                                                        ---------
                                                                                                                           1,660
                                                                                                                        ---------
Food-Retail  (0.1%)
Promodes                                                            330         330                          208             208
                                                                                                                        ---------

Oil & Gas Exploration,
   Production & Services  (0.2%)
Elf Aquitaine S.A.                                                3,352       3,352                          387             388
                                                                                                                        ---------

Oil-Integrated Companies  (0.9%)
Total S.A., Class B                                               1,880       1,880                          217             217
Total S.A., Class B                                  11,850                  11,850           1,367                        1,367
                                                                                                                        ---------
                                                                                                                           1,584
                                                                                                                        ---------
Retail-Department Stores  (1.1%)
Pinault-Printemps-Redoute S.A.                        9,935       1,450      11,385           1,663          243           1,905
                                                                                                                        ---------

Retail-Specialty Stores  (0.8%)
Castorama Dubois                                      7,300                   7,300           1,302                        1,302
                                                                                                                        ---------

Telecommunications  (0.6%)
Alcatel                                                           1,308       1,308                          146             146
Alcatel                                               8,000                   8,000             891                          891
                                                                                                                        ---------
                                                                                                                           1,037
                                                                                                                        ---------
Utilities-Telecommunications  (0.2%)
France Telecom S.A. (a)                                           4,340       4,340                          303             303
                                                                                                                        ---------
Total France                                                                                                              20,597
                                                                                                                        ---------

Germany  (7.0%)
Automobiles  (1.6%)
Daimler-Benz AG (a)                                               1,950       1,950                          151             151
Daimler-Benz AG (a)                                  22,158                  22,158           1,726                        1,727
Volkswagen AG                                        10,800                  10,800             507                          507
Volkswagen AG                                                     3,380       3,380                          254             254
                                                                                                                        ---------
                                                                                                                           2,639
                                                                                                                        ---------
Banks  (1.1%)
Commerzbank AG                                                    2,400       2,400                           72              72
Deutsche Bank AG                                                  2,400       2,400                          149             149
Dresdner Bank AG                                                  1,400       1,400                           55              55
HypoVereinsbank                                                   2,900       2,900                          231             230
HypoVereinsbank                                          18                      18           1,389                        1,389
                                                                                                                        ---------
                                                                                                                           1,895
                                                                                                                        ---------
Chemicals-General  (0.1%)
BASF AG                                                           2,700       2,700                          114             114
                                                                                                                        ---------

Cosmetics & Related  (0.8%)
Douglas Holding AG                                   22,500                  22,500           1,290                        1,290
Douglas Holding AG-New (a)                            1,450                   1,450              81                           81
                                                                                                                        ---------
                                                                                                                           1,371
                                                                                                                        ---------
Insurance  (1.2%)
Allianz AG, Registered                                              745         745                          255             256
Allianz AG, Registered                                4,450                   4,450           1,526                        1,525
Munchener Rueckversicherungs-
  Gesellschaft AG                                       360         360                                      165             165
                                                                                                                        ---------
                                                                                                                           1,946
                                                                                                                        ---------


                                                    Victory      Shares or             Victory
                                                     Inter-      Principal              Inter-       Market Value
                                                   national      Gradison             national          Gradison
                                                     Growth    International            Growth       International
                                                     Fund          Fund     Combined    Fund              Fund          Combined
                                                    -------------------------------------------------------------------------------
Machinery & Engineering  (0.2%)
Mannesman AG                                                      3,620       3,620                          356             356
                                                                                                                        ---------

Manufacturing - Miscellaneous  (0.2%)
Siemens AG                                                        2,120       2,120                          127             127
Viag AG                                                             370         370                          252             252
                                                                                                                        ---------
                                                                                                                             379
                                                                                                                        ---------
Oil-Integrated Companies  (0.1%)
RWE AG                                                            3,000       3,000                          163             163
                                                                                                                        ---------

Pharmaceuticals  (0.2%)
Bayer AG                                                          6,315       6,315                          257             257
                                                                                                                        ---------

Retail-Department Stores  (0.1%)
Metro AG                                                          2,400       2,400                          148             148
                                                                                                                        ---------

Software & Computer Services  (1.1%)
SAP AG                                                              750         750                          365             365
SAP AG                                                3,600                   3,600           1,511                        1,511
                                                                                                                        ---------
                                                                                                                           1,876
                                                                                                                        ---------
Utilities-Electric  (0.3%)
Veba AG                                                           2,332       2,332                          130             130
Veba AG                                               6,280       3,244       6,280             351                          351
                                                                                                                        ---------
                                                                                                                             481
                                                                                                                        ---------
Total Germany                                                                                                              1,625
                                                                                                                        ---------

Greece  (1.2%)
Banks  (0.1%)
Alpha Credit Bank                                                 1,440       1,440                          115             115
Ergobank S.A.                                                       800         800                           71              71
                                                                                                                        ---------
                                                                                                                             186
                                                                                                                        ---------
Beverages  (0.1%)
Hellenic Bottling Co. S.A.                                        3,500       3,500                           85              85
                                                                                                                        ---------

Building Materials  (0.0%)
Titan Cement Co. S.A.                                             1,000       1,000                           62              62
                                                                                                                        ---------

Commercial Banking  (0.7%)
National Bank of Greece                                             864         864                          123             123
National Bank of Greece                               7,700                   7,700           1,094                        1,094
                                                                                                                        ---------
                                                                                                                           1,217
                                                                                                                        ---------
Telecommunications  (0.2%)
STET Hellas Telecommunications SA (a)                11,500                  11,500             302                          302
                                                                                                                        ---------

Utilities-Telecommunications  (0.1%)
Hellenic Telecommunication
    Organization S.A.                                10,000      10,000                          227             227
                                                                                                                        ---------
Total Greece                                                                                                               2,079
                                                                                                                        ---------

Hong Kong  (1.8%)
Banks  (0.4%)
Hang Seng Bank                                       22,200                  22,200             192                          192
HSBC Holdings PLC                                    18,400                  18,400             422                          422
                                                                                                                        ---------
                                                                                                                             614
                                                                                                                        ---------
Conglomerates  (0.2%)
Citic Pacific Ltd.                                  105,000                 105,000             258                          258
                                                                                                                        ---------

Construction  (0.1%)
New World Infrastructure Ltd. (a)                   170,000                 170,000             243                          243
                                                                                                                        ---------

Diversified  (0.1%)
Hutchison Whampoa Ltd.                               23,000                  23,000             165                          165
                                                                                                                        ---------

Financial Services  (0.1%)
Guoco Group Ltd. (a)                                 85,000                  85,000              89                           89
                                                                                                                        ---------

Newspapers  (0.1%)
South China Morning Post (Holdings) Ltd.            386,000                 386,000             207                          207
                                                                                                                        ---------
Real Estate  (0.6%)
Cheung Kong (Holdings) Ltd.                          48,000                  48,000             328                          328
Henderson Land Development Co. Ltd.                  40,000                  40,000             197                          197


                                                    Victory      Shares or             Victory
                                                     Inter-      Principal              Inter-       Market Value
                                                   national      Gradison             national          Gradison
                                                     Growth    International            Growth       International
                                                     Fund          Fund     Combined    Fund              Fund          Combined
                                                    -------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.                         61,000                  61,000             424                          424
Wharf Holdings Ltd.                                  78,000                  78,000             124                          124
                                                                                                                        ---------
                                                                                                                           1,073
                                                                                                                        ---------
Utilities-Electric  (0.2%)
Beijing Datang Power Generation Co. Ltd.            915,000                 915,000             284                          284
Hong Kong Electric Holdings Ltd.                     27,000                  27,000              99                           99
                                                                                                                        ---------
                                                                                                                             383
                                                                                                                        ---------
Total Hong Kong                                                                                                            3,032
                                                                                                                        ---------

Hungary  (1.0%)
Banks  (0.1%)
OTP Bank                                                          3,580       3,580                          127             127
                                                                                                                        ---------

Food-Meat Products  (0.0%)
Pick Szeged                                                         650         650                           27              27
                                                                                                                        ---------

Hotels & Motels  (0.0%)
Danubius Hotel and Spa                                            1,500       1,500                           24              24
                                                                                                                        ---------

Manufacturing - Miscellaneous  (0.0%)
Graboplast                                                          550         550                            4               4
                                                                                                                        ---------

Oil-Integrated Companies  (0.1%)
MOL Magyar Olaj-es Gazipari                                      10,200      10,200                          228             228
                                                                                                                        ---------

Pharmaceuticals  (0.0%)
Gedeon Richter                                                    2,100       2,100                           69              69
                                                                                                                        ---------

Utilities-Telecommunications  (0.8%)
Matav  Rt.                                                       75,600      75,600                          392             392
Matav  Rt.                                          140,000                 140,000             725                          725
                                                                                                                        ---------
                                                                                                                           1,117
                                                                                                                        ---------
Total Hungary                                                                                                              1,596
                                                                                                                        ---------

Ireland  (2.8%)
Banks  (1.3%)
Allied Irish Banks PLC                                           22,500      22,500                          324             325
Allied Irish Banks PLC                              116,000                 116,000           1,661                        1,661
                                                                                                                        ---------
                                                                                                                           1,986
                                                                                                                        ---------
Building Materials  (0.1%)
CRH PLC                                                          14,100      14,100                          207             207
                                                                                                                        ---------

Construction  (1.4%)
CRH PLC                                             153,000                 153,000           2,232                        2,231
                                                                                                                        ---------

Containers  (0.0%)
Jefferson Smurfit Group PLC                                      36,400      36,400                           60              60
                                                                                                                        ---------

Food Processing & Packaging  (0.0%)
Kerry Group PLC                                                   6,000       6,000                           76              76
                                                                                                                        ---------
Insurance  (0.0%)
Irish Life PLC                                                    7,900       7,900                           70              70
                                                                                                                        ---------
Total Ireland                                                                                                              4,630
                                                                                                                        ---------

Israel  (0.4%)
Banks  (0.1%)
Bank Hapoalim                                                    40,000      40,000                           72              72
Bank Leumi-Le Israel                                             33,000      33,000                           42              42
                                                                                                                        ---------
                                                                                                                             114
                                                                                                                        ---------
Chemicals-Specialty  (0.0%)
Israel Chemicals Ltd. (a)                                        47,000      47,000                           41              41
                                                                                                                        ---------

Food Distributors,
  Supermarkets & Wholesalers  (0.0%)
Supersol Ltd.                                                    23,900      23,900                           62              62
                                                                                                                        ---------

Food Manufacturing  (0.0%)
Elite Industries Ltd. (b)                                         1,740       1,740                           46              46
                                                                                                                        ---------

Pharmaceuticals  (0.1%)
Agis Industries Ltd.                                              3,800       3,800                           18              18
Teva Pharmaceutical Industries Ltd.                               2,530       2,530                          100             100
                                                                                                                        ---------
                                                                                                                             118
                                                                                                                        ---------


                                                    Victory      Shares or             Victory
                                                     Inter-      Principal              Inter-       Market Value
                                                   national      Gradison             national          Gradison
                                                     Growth    International            Growth       International
                                                     Fund          Fund     Combined    Fund              Fund          Combined
                                                    -------------------------------------------------------------------------------
Retail  (0.0%)
Blue Square Chain Investments and
  Properties Ltd. (a)                                             3,800       3,800                           48              48
                                                                                                                        ---------

Software & Computer Services  (0.0%)
Formula Systems Ltd. (a)                                          2,000       2,000                           43              43
                                                                                                                        ---------

Telecommunications  (0.2%)
Bezeq Israeli Telecommunication
 Corporation Ltd.                                                21,600      21,600                           62              62
ECI Telecommunications Ltd.                                       2,800       2,800                           92              92
Koor Industries Ltd.                                                880         880                           70              70
                                                                                                                        ---------
                                                                                                                             224
                                                                                                                        ---------
Total Isreal                                                                                                                 696
                                                                                                                        ---------

Italy  (5.4%)
Apparel  (0.1%)
Benetton Group SpA                                               91,400      91,400                          153             153
                                                                                                                        ---------

Automobiles  (0.1%)
Fiat SpA                                                         43,600      43,600                          125             125
                                                                                                                        ---------

Banks  (1.3%)
Banca Comerciale Italiana                                        24,400      24,400                          151             151
Banca di Roma (a)                                   510,000                 510,000             890                          890
Istituto Bancario San Paolo
 di Torino SpA (a)                                   81,000                  81,000           1,192                        1,192
                                                                                                                        ---------
                                                                                                                           2,233
                                                                                                                        ---------
Construction  (0.1%)
Danieli & Co.                                                    12,500      12,500                           85              85
                                                                                                                        ---------

Energy  (0.1%)
Edison SpA                                                       24,000      24,000                          211             211
                                                                                                                        ---------

Financial & Insurance  (0.1%)
Alleanz Assicurazioni                                            14,850      14,850                          183             183
                                                                                                                        ---------

Financial Services  (0.4%)
Istituto Mobiliare Italiano SpA                                  10,300      10,300                          158             158
Istituto Mobiliare Italiano SpA                      35,500                  35,500             546                          546
                                                                                                                        ---------
                                                                                                                             704
                                                                                                                        ---------
Insurance  (0.2%)
Assicurazioni Generali                                            8,120       8,120                          290             290
Istituto Nazionale delle Assicurazioni                           38,000      38,000                          105             105
                                                                                                                        ---------
                                                                                                                             395
                                                                                                                        ---------
Oil-Integrated Companies  (0.3%)
ENI SpA                                                          78,500      78,500                          468             467
                                                                                                                        ---------

Telecommunications  (0.2%)
Telecom Italia                                                   37,110      37,110                          268             268
                                                                                                                        ---------

Utilities-Telecommunications  (2.5%)
Telecom Italia Mobile SpA                                        51,000      51,000                          296             296
Telecom Italia Mobile SpA                           352,000                 352,000           2,045                        2,045
Telecom Italia SpA                                  367,139                 367,139           1,851                        1,852
                                                                                                                        ---------
                                                                                                                           4,193
                                                                                                                        ---------
Total Italy                                                                                                                9,017
                                                                                                                        ---------

Japan  (13.5%)
Apparel-Footware  (0.1%)
Aoyamma Trading Co. Ltd.                                          6,600       6,600                          163             163
                                                                                                                        ---------

Automobiles  (0.1%)
Toyota Motor Corp.                                                4,000       4,000                           96              96
                                                                                                                        ---------

Brewery  (0.1%)
Kirin Brewery Co. Ltd.                                           17,000      17,000                          185             185
                                                                                                                        ---------

Chemicals-General  (0.1%)
Sekisui Chemical Co., Ltd.                           28,000                  28,000             153                          153
                                                                                                                        ---------



                                                    Victory      Shares or             Victory
                                                     Inter-      Principal              Inter-       Market Value
                                                   national      Gradison             national          Gradison
                                                     Growth    International            Growth       International
                                                     Fund          Fund     Combined    Fund              Fund          Combined
                                                    -------------------------------------------------------------------------------
Computers & Peripherals  (0.3%)
Canon, Inc.                                                       4,000       4,000                           76              76
Canon, Inc.                                          10,000                  10,000             189                          189
Nidec Corp.                                           3,000                   3,000             273                          273
                                                                                                                        ---------
                                                                                                                             538
                                                                                                                        ---------
Construction  (0.2%)
Sekisui House Ltd.                                   35,000                  35,000             349                          349
                                                                                                                        ---------

Cosmetics & Related  (1.4%)
Kao Corp.                                            60,000                  60,000           1,215                        1,214
Shiseido Co. Ltd.                                    90,000                  90,000             986                          986
                                                                                                                        ---------
                                                                                                                           2,200
                                                                                                                        ---------
Electronic & Electrical-General  (1.2%)
Fanuc Ltd.                                                        6,200       6,200                          187             186
Hitachi Ltd.                                                     28,000      28,000                          143             142
Makita Corp.                                         59,000                  59,000             623                          624
Matsushita Electric Industrial Co. Ltd.                           6,000       6,000                           88              88
Minebea Co. Ltd.                                     30,000                  30,000             282                          282
Murata Manufacturing Co. Ltd.                                     4,000       4,000                          135             135
NEC Corporation                                                   8,000       8,000                           59              59
Sharp Corp.                                          70,000                  70,000             529                          529
                                                                                                                        ---------
                                                                                                                           2,045
                                                                                                                        ---------
Entertainment  (0.4%)
Nintendo Co. Ltd.                                     7,000                   7,000             592                          592
                                                                                                                        ---------

Financial Services  (0.6%)
Takefuji Corp.                                       20,000                  20,000           1,066                        1,066
                                                                                                                        ---------

Food Manufacturing  (0.3%)
Q.P. Corp.                                           60,000                  60,000             458                          458
                                                                                                                        ---------

Health & Personal Care  (0.3%)
Hoya Corp.                                           10,000                  10,000             428                          428
                                                                                                                        ---------

Insurance  (0.7%)
Tokio Marine & Fire Insurance Co.                                10,000      10,000                          114             114
Tokio Marine & Fire Insurance Co.                   100,000                 100,000           1,137                        1,137
                                                                                                                        ---------
                                                                                                                           1,251
                                                                                                                        ---------
Manufacturing - Miscellaneous  (0.3%)
Mitsubishi Heavy Industries Ltd.                                 19,000      19,000                           73              73
Mitsubishi Heavy Industries Ltd.                    100,000                 100,000             386                          387
                                                                                                                        ---------
                                                                                                                             460
                                                                                                                        ---------
Medical Equipment  (1.3%)
Terumo Corp.                                        100,000                 100,000           2,103                        2,103
                                                                                                                        ---------

Paint, Varnishes & Enamels  (0.1%)
Kansai Paint                                        100,000                 100,000             227                          227
                                                                                                                        ---------

Pharmaceuticals  (0.9%)
Fujisawa Pharmaceutical Co. Ltd.                                 19,000      19,000                          224             224
Sankyo Co., Ltd.                                     30,000                  30,000             678                          678
Takeda Chemical Industries                           20,000                  20,000             650                          650
                                                                                                                        ---------
                                                                                                                           1,552
                                                                                                                        ---------
Photography  (0.1%)
Fuji Photo Film                                                   6,000       6,000                          220             220
                                                                                                                        ---------

Printing  (0.3%)
Toppan Printing Co. Ltd.                             55,000                  55,000             564                          564
                                                                                                                        ---------

Retail  (1.0%)
Ito-Yokado Co. Ltd.                                               1,000       1,000                           58              58
Ito-Yokado Co. Ltd.                                  20,000                  20,000           1,167                        1,168
Seven-Eleven Japan Co., Ltd.                          5,000                   5,000             380                          380
                                                                                                                        ---------
                                                                                                                           1,606
                                                                                                                        ---------
Retail-Department Stores  (1.2%)
Isetan Co. Ltd.                                      40,000                  40,000             363                          363
Marui Co. Ltd.                                       90,000                  90,000           1,568                        1,568
                                                                                                                        ---------
                                                                                                                           1,931
                                                                                                                        ---------
Rubber-Tires  (0.0%)
Bridgestone Corp.                                                 3,000       3,000                           66              66
                                                                                                                        ---------



                                                    Victory      Shares or             Victory
                                                     Inter-      Principal              Inter-       Market Value
                                                   national      Gradison             national          Gradison
                                                     Growth    International            Growth       International
                                                     Fund          Fund     Combined    Fund              Fund          Combined
                                                    -------------------------------------------------------------------------------
Security Services  (0.3%)
Secom Co., Ltd.                                       6,000                   6,000             445                          445
                                                                                                                        ---------

Shipping  (0.0%)
Mitsui O.S.K. Lines                                              57,000      57,000                           83              83
                                                                                                                        ---------

Telecommunications-Equipment  (1.0%)
NTT Mobile Communications Network, Inc.                  44                      44           1,590                        1,590
                                                                                                                        ---------

Utilities-Electric  (0.3%)
Tokyo Electric Power                                 14,700       4,200      18,900             372          106             478
                                                                                                                        ---------

Utilities-Telecommunications  (0.9%)
Nippon Telegraph & Telephone                                         42          42                          164             164
Nippon Telegraph & Telephone                            100                     100             782                          783
NTT Data Corp.                                          120                     120             508                          508
                                                                                                                        ---------
                                                                                                                           1,455
                                                                                                                        ---------
Total Japan                                                                                                               22,304
                                                                                                                        ---------

Malaysia  (0.1%)
Automobiles  (0.1%)
Oriental Holdings Berhad                            275,000                 275,000             201                          201
                                                                                                                        ---------
Total Malaysia                                                                                                               201
                                                                                                                        ---------

Mexico  (0.6%)
Beverages  (0.0%)
Fomento Economico Mexicano S.A. de C.V.                             560         560                           15              15
                                                                                                                        ---------

Biotechnology  (0.0%)
Empresas La Moderna S.A. de C.V.                                  4,700       4,700                           28              28
                                                                                                                        ---------

Brewery  (0.0%)
Grupo Modelo S.A. de C.V., Series C                              19,400      19,400                           40              41
                                                                                                                        ---------

Broadcasting/Cable  (0.0%)
Grupo Televisa S.A., GDR                                            780         780                           22              22
TV Azteca S.A. de C.V.                                              500         500                            4               4
                                                                                                                        ---------
                                                                                                                              26
                                                                                                                        ---------
Building Materials  (0.4%)
Cemex SA de CV                                       95,000                  95,000             436                          435
Cemex, S.A. de C.V.                                               6,643       6,643                           16              16
                                                                                                                        ---------
                                                                                                                             451
                                                                                                                        ---------
Conglomerates  (0.0%)
Alfa S.A., Class A                                                5,250       5,250                           14              14
Desc S.A. de C.V., Series B                                       9,250       9,250                            8               8
Desc S.A. de C.V., Series C                                         530         530                            0               0
Grupo Carso S.A. de C.V., Series A1                               5,050       5,050                           18              18
                                                                                                                        ---------
                                                                                                                              40
                                                                                                                        ---------
Financial Services  (0.2%)
Grupo Financiero Banamex Accival,
     S.A. de C.V.                                    11,554      11,554                                       10              10
Grupo Financiero Banamex Accival,
     SA de CV,  Class B                             290,000                 290,000             292                          292
                                                                                                                        ---------
                                                                                                                             302
                                                                                                                        ---------
Food Processing & Packaging  (0.0%)
Grupo Industrial Bimbo S.A.de C.V.,
     Series A                                                     7,172       7,172                           12              12
                                                                                                                        ---------

Mining  (0.0%)
Grupo Mexico S.A.                                                 8,150       8,150                           21              21
Industrias Penoles S.A.                                           3,900       3,900                           12              12
                                                                                                                        ---------
                                                                                                                              33
                                                                                                                        ---------
Paper and Forest Products  (0.0%)
Kimberly Clark de Mexico S.A. de C.V.                             5,950       5,950                           17              17
                                                                                                                        ---------

Retail  (0.0%)
Cifra S.A. De C.V.                                               21,802      21,802                           30              30
Controlodora Comercial Mexicana
     S.A. de C.V.                                                 8,500       8,500                            5               5
                                                                                                                        ---------
                                                                                                                              35
                                                                                                                        ---------
Total Mexico                                                                                                               1,000
                                                                                                                        ---------



                                                    Victory      Shares or             Victory
                                                     Inter-      Principal              Inter-       Market Value
                                                   national      Gradison             national          Gradison
                                                     Growth    International            Growth       International
                                                     Fund          Fund     Combined    Fund              Fund          Combined
                                                    -------------------------------------------------------------------------------
Netherlands  (5.0%)
Banks  (1.6%)
ABN Amro Holding N.V.                                             3,064       3,064                           57              57
ING Groep N.V.                                                    3,200       3,200                          155             155
ING Groep N.V.                                       49,600                  49,600           2,401                        2,401
                                                                                                                        ---------
                                                                                                                           2,613
                                                                                                                        ---------
Conglomerates  (0.0%)
Akzo Nobel N.V.                                                   1,130       1,130                           44              44
                                                                                                                        ---------

Consumer Products  (0.1%)
Unilever N.V.                                                     2,440       2,440                          181             181
                                                                                                                        ---------

Electronic & Electrical-General  (0.0%)
Phillips Electronics N.V.                                         1,185       1,185                           63              63
                                                                                                                        ---------

Food & Dairy Products  (0.6%)
Koninklijke Numico N.V.                              23,600                  23,600             929                          929
                                                                                                                        ---------

Insurance  (0.6%)
Aegon N.V.                                           10,624                  10,624             922                          923
Fortis Amev N.V.                                                  1,500       1,500                           97              97
                                                                                                                        ---------
                                                                                                                           1,020
                                                                                                                        ---------
Oil-Integrated Companies  (2.0%)
Royal Dutch Petroleum Co.                                         8,280       8,280                          401             400
Royal Dutch Petroleum Co.                            39,900                  39,900           1,926                        1,927
Royal Dutch Petroleum Co. ADR                        17,500                  17,500             862                          862
                                                                                                                        ---------
                                                                                                                           3,189
                                                                                                                        ---------
Publishing  (0.1%)
Elsevier N.V.                                                     4,000       4,000                           56              56
VNU N.V.                                                          4,480       4,480                          155             155
                                                                                                                        ---------
                                                                                                                             211
                                                                                                                        ---------
Telecommunications  (0.0%)
KPN N.V.                                                          1,800       1,800                           70              70
                                                                                                                        ---------

Transportation  (0.0%)
TNT Post Group N.V.                                               1,800       1,800                           48              48
                                                                                                                        ---------
Total Netherlands                                                                                                          8,368
                                                                                                                        ---------

New Zealand  (0.3%)
Fisheries  (0.0%)
Sanford Ltd.                                         53,200                  53,200              82                           82
                                                                                                                        ---------

Household Goods-Appliances,
     Furnishings & Electronics  (0.3%)
Fisher & Paykel Industries Ltd.                     146,000                 146,000             433                          433
                                                                                                                        ---------
Total New Zealand                                                                                                            515
                                                                                                                        ---------

Norway  (0.4%)
Banks  (0.4%)
Den Norske Bank ASA                                 170,000                 170,000             597                          597
                                                                                                                        ---------
Total Norway                                                                                                                 597
                                                                                                                        ---------

Peru  (0.1%)
Banks  (0.0%)
Banco Wiese                                                       3,500       3,500                            6               6
                                                                                                                        ---------

Brewery  (0.0%)
Cerveceria Backus & Johnston S.A.                                50,127      50,127                           18              18
                                                                                                                        ---------

Building Materials  (0.0%)
Cementos Lima  S.A.                                               5,250       5,250                            6               6
                                                                                                                        ---------

Financial Services  (0.0%)
Credicorp Ltd.                                                    3,400       3,400                           23              23
                                                                                                                        ---------

Mining  (0.0%)
Compania de Minas Buenaventura
     S.A., Class A                                                  900         900                            5               5
Compania de Minas Buenaventura
     S.A., ClassB                                                 1,781       1,781                           11              11
                                                                                                                        ---------
                                                                                                                              16
                                                                                                                        ---------
Telecommunications  (0.1%)
Telefonica del Peru S.A.A.                                       67,300      67,300                           88              88
                                                                                                                        ---------



                                                    Victory      Shares or             Victory
                                                     Inter-      Principal              Inter-       Market Value
                                                   national      Gradison             national          Gradison
                                                     Growth    International            Growth       International
                                                     Fund          Fund     Combined    Fund              Fund          Combined
                                                    -------------------------------------------------------------------------------
Utilities-Electric  (0.0%)
Luz del Sur S.A.A.                                               15,500      15,500                           11              11
                                                                                                                        ---------
Total Peru                                                                                                                   168
                                                                                                                        ---------

Poland  (0.7%)
Banks  (0.2%)
Bank Przemyslowo-Handlowy S.A.                                      350         350                           23              23
Bank Rozwoju Eksportu S.A.                                        5,020       5,020                          104             104
Bank Slaski S.A. w Katowicach                                     1,700       1,700                           85              85
BIG Bank Gdanski S.A.                                            73,900      73,900                           76              76
Wielkopolski Bank Kredytowy S.A.                                 15,517      15,517                          100             100
                                                                                                                        ---------
                                                                                                                             388
                                                                                                                        ---------
Electronic & Electrical-General(0.3%)
Electrim Spolka Akcyjna S.A.                         13,000      21,300      34,300             155          252             407
                                                                                                                        ---------

Food Processing & Packaging (0.0%)
Agros Holdings S.A.                                                 900         900                            4               4
                                                                                                                        ---------

Paint, Varnishes & Enamels  (0.0%)
Polifarb Cieszyn-Wroclaw S.A.                                    23,900      23,900                           32              32
                                                                                                                        ---------

Retail  (0.0%)
Amica Wronki (b)                                                  5,300       5,300                           25              25
                                                                                                                        ---------

Rubber-Tires  (0.0%)
Debica S.A.                                                       2,400       2,400                           40              40
Stomil Olsztyn S.A.                                               2,800       2,800                           14              14
                                                                                                                        ---------
                                                                                                                              54
                                                                                                                        ---------
Software & Computer Services (0.2%)
Softbank SA GDR                                      12,000                  12,000             272                          272
                                                                                                                        ---------
Total Poland                                                                                                               1,182
                                                                                                                        ---------

Portugal  (1.8%)
Banks  (0.2%)
Banco Commercial Portugues, Registered                            4,072       4,072                          128             128
Banco Espirito Santo e Comercial
     de Lisboa, S.A.                                              4,121       4,121                          122             122
BPI-SGPS, S.A.                                                    3,600       3,600                          110             110
                                                                                                                        ---------
                                                                                                                             360
                                                                                                                        ---------
Building Materials  (0.1%)
Cimpor-Cimentos de Portugal, SGPS, S.A.                           3,460       3,460                          120             120
                                                                                                                        ---------

Engineering  (0.0%)
Brisa-Auto Estradas de Portugal S.A.                              1,200       1,200                           58              58
                                                                                                                        ---------

Food Distributors, Supermarkets
     & Wholesalers                 (0.0%)
Jeronimo Martins, SGPS S.A.                                       1,895       1,895                           82              82
                                                                                                                        ---------

Insurance  (0.1%)
Companhia do Seguros Mundial
     Confianca S.A. (a)                                           4,000       4,000                          108             108
                                                                                                                        ---------

Publishing  (0.0%)
Investec-Consultoria Internacianal S.A.                           1,650       1,650                           65              65
                                                                                                                        ---------

Retail  (0.1%)
Sonae Investimentos-Sociedade Gestora
     de Participacoes Soc                                         2,040       2,040                           87              87
                                                                                                                        ---------
S.A.

Utilities-Electric  (0.5%)
Electricidade de Portugal S.A.                                    9,800       9,800                          247             247
Electricidade de Portugal S.A.                       24,000                  24,000             604                          603
                                                                                                                        ---------
                                                                                                                             850
                                                                                                                        ---------
Utilities-Telecommunications  (0.8%)
Portugal Telecom S.A., Registered Shares                          6,430       6,430                          305             305
Portugal Telecom S.A., Registered Shares             19,100       1,432      19,100             906                          906
                                                                                                                        ---------
                                                                                                                           1,211
                                                                                                                        ---------
Total Portugal                                                                                                             2,941
                                                                                                                        ---------

Singapore  (0.4%)
Real Estate  (0.1%)
City Developments Ltd.                               57,000                  57,000             207                          207
                                                                                                                        ---------


                                                    Victory      Shares or             Victory
                                                     Inter-      Principal              Inter-       Market Value
                                                   national      Gradison             national          Gradison
                                                     Growth    International            Growth       International
                                                     Fund          Fund     Combined    Fund              Fund          Combined
                                                    -------------------------------------------------------------------------------
Shipbuilding  (0.3%)
Keppel Corp.                                        210,000                 210,000             420                          420
                                                                                                                        ---------
Total Singapore                                                                                                              627
                                                                                                                        ---------

South Africa  (0.5%)
Software & Computer Services  (0.5%)
DataTec Ltd.                                         60,250                  60,250             913                          913
                                                                                                                        ---------
Total South Africa                                                                                                           913
                                                                                                                        ---------

South Korea  (0.3%)
Electronic & Electrical-General  (0.1%)
Samsung Electronics GDR                               8,550                   8,550             179                          179
                                                                                                                        ---------

Utilities-Electric  (0.2%)
Korea Electric Power Corp. ADR                       26,700                  26,700             340                          340
                                                                                                                        ---------
Total South Korea                                                                                                            519
                                                                                                                        ---------

Spain  (5.8%)
Banks  (1.9%)
Banco Bilbao Vizcaya S.A.                                        15,900      15,900                          213             214
Banco Central Hispanoamericano                                    7,161       7,161                           79              79
Banco Santander S.A.                                              4,488       4,488                           82              82
Corporacion Bancaria de Espana S.A.                               8,000       8,000                          174             174
Corporacion Bancaria de Espana S.A.                 122,400                 122,400           2,658                        2,658
                                                                                                                        ---------
                                                                                                                           3,207
                                                                                                                        ---------
Commercial Services  (0.1%)
Autopistas Concesionaria Espanola S.A.                            7,140       7,140                          117             117
                                                                                                                        ---------

Construction  (1.3%)
Dragados & Construcciones SA                         75,000                  75,000           2,230                        2,230
                                                                                                                        ---------

Oil & Gas Exploration,
     Production & Services  (0.1%)
Repsol S.S.                                                       1,700       1,700                           85              85
                                                                                                                        ---------

Utilities-Electric  (1.0%)
Endesa S.A.                                                       7,900       7,900                          199             199
Endesa S.A.                                          48,400                  48,400           1,218                        1,217
Gas y Electricidad S.A.                                           1,100       1,100                           93              93
Iberdrola S.A.                                                   10,600      10,600                          171             171
                                                                                                                        ---------
                                                                                                                           1,680
                                                                                                                        ---------
Utilities-Telecommunications  (1.4%)
Telefonica de Espana                                              7,963       7,963                          359             359
Telefonica de Espana                                 45,818                  45,818           2,065                        2,065
                                                                                                                        ---------
                                                                                                                           2,424
                                                                                                                        ---------
Total Spain                                                                                                                9,743
                                                                                                                        ---------

Sweden  (0.9%)
Telecommunications  (0.9%)
Telefonaktiebolaget LM Ericsson, Class B             68,475                  68,475           1,542                        1,542
                                                                                                                        ----------
Total Sweeden                                                                                                              1,542
                                                                                                                        ---------

Switzerland  (9.0%)
Banks  (1.5%)
Credit Suisse Group, Registered Shares                              944         944                          145             145
Credit Suisse Group, Registered Shares                6,600                   6,600           1,015                        1,015
UBS AG, Registered Shares                             4,030         750       4,780           1,106          206           1,312
                                                                                                                        ---------
                                                                                                                           2,472
                                                                                                                        ---------
Building Materials  (0.1%)
Holderbank Financiere Glaris AG                                      99          99                          110             110
                                                                                                                        ---------

Chemicals-Specialty  (0.1%)
Ciba Specialty Chemicals                                            238         238                           24              24
Clariant AG                                                         250         250                          130             130
                                                                                                                        ---------
                                                                                                                             154
                                                                                                                        ---------
Engineering  (0.1%)
ABB AG                                                               72          72                           86              86
                                                                                                                        ---------

Food Processing & Packaging  (1.4%)
Nestle S.A., Registered Shares                                      138         138                          294             294
Nestle S.A., Registered Shares                          940                     940           1,999                        1,999
                                                                                                                        ---------
                                                                                                                           2,293
                                                                                                                        ---------


                                                    Victory      Shares or             Victory
                                                     Inter-      Principal              Inter-       Market Value
                                                   national      Gradison             national          Gradison
                                                     Growth    International            Growth       International
                                                     Fund          Fund     Combined    Fund              Fund          Combined
                                                    -------------------------------------------------------------------------------
Insurance  (1.3%)
Zurich Allied AG                                      3,650                   3,650           2,218                        2,218
                                                                                                                        ---------

Jewelery  (0.0%)
TAG Heuer International S.A.                                        650         650                           42              42
                                                                                                                        ---------

Pharmaceuticals  (4.4%)
Novartis AG, Registered Shares                                      253         253                          457             456
Novartis AG, Registered Shares                        1,955                   1,955           3,524                        3,524
Roche Holding AG                                                     29          29                          338             338
Roche Holding AG                                        270         795         270           3,150                        3,150
                                                                                                                        ---------
                                                                                                                           7,468
                                                                                                                        ---------
Travel Services  (0.1%)
Kuoni Reisen AG                                                      30          30                          107             107
                                                                                                                        ---------
                                                                                                                        ---------
Total Switzerland                                                                                                          4,950
                                                                                                                        ---------

Thailand  (0.3%)
Banks  (0.3%)
Krung Thai Bank Pub Co Ltd                        1,250,000               1,250,000             459                          459
                                                                                                                        ---------
Total Thailand                                                                                                               459
                                                                                                                        ---------

Turkey  (0.6%)
Appliances  (0.1%)
Arcelik A.S.                                                  3,540,000   3,540,000                           81              81
                                                                                                                        ---------

Automobiles  (0.0%)
Ford Otomotiv Sanayii A.S.                                       73,000      73,000                           16              16
                                                                                                                        ---------

Banks  (0.4%)
Akbank T.A.S.                                                 2,383,006   2,383,006                           35              35
Turkiye Garanti Bankasi A.S.                                  3,557,000   3,557,000                           62              62
Turkiye Is Bankasi                                            6,157,500   6,157,500                          169             169
Yapi ve Kredi Bankasi A.S.                                    5,271,550   5,271,550                           59              59
Yapi ve Kredi Bankasi AS GDR                         16,450                  16,450             188                          187
                                                                                                                        ---------
                                                                                                                             512
                                                                                                                        ---------
Brewery  (0.0%)
Ege Biracilik Ve Malt Sanayii S.A.                              687,000     687,000                           45              45
                                                                                                                        ---------

Building Materials  (0.0%)
Adana Cimento                                                 1,360,305   1,360,305                           26              26
                                                                                                                        ---------

Fertilizers  (0.0%)
Bagfas Bandirma Gubre Fabrikalari A.S.                          570,000     570,000                           24              24
                                                                                                                        ---------

Housewares  (0.0%)
Turk Sise ve Cam Fabrikalari A.S.                               992,800     992,800                           11              11
                                                                                                                        ---------

Investment Company  (0.0%)
Haci Omer Sabanci Holding A.S.                                2,265,000   2,265,000                           34              34
                                                                                                                        ---------

Retail  (0.1%)
Migros Turk T.A.S.                                               73,650      73,650                           63              63
                                                                                                                        ---------

Rubber-Tires  (0.0%)
Brisa Bridgestone Sabanci
     Lastik San.Ve Tic A.S.                                   1,562,000   1,562,000                           33              33
                                                                                                                        ---------

Steel  (0.0%)
Eregli Demir Ve Celik Fabrikalari T.A.S.                        851,000     851,000                           48              48
                                                                                                                        ---------

Telecommunications-Equipment  (0.0%)
Netas Northern Electric Telekomunikasyon A.S.                   618,800     618,800                           14              14
                                                                                                                        ---------
Wholesale/Distribution  (0.0%)
Aygaz A.S.                                                      323,000     323,000                           25              25
                                                                                                                        ---------
Total Turkey                                                                                                                 932
                                                                                                                        ---------

United Kingdom  (0.6%)
Catering  (0.6%)
Compass Group PLC                                   102,200                 102,200           1,032                        1,032
                                                                                                                        ---------
Total United Kingdom                                                                                                       1,032
                                                                                                                        ---------


                                                    Victory      Shares or             Victory
                                                     Inter-      Principal              Inter-       Market Value
                                                   national      Gradison             national          Gradison
                                                     Growth    International            Growth       International
                                                     Fund          Fund     Combined    Fund              Fund          Combined
                                                    -------------------------------------------------------------------------------
United States  (0.1%)
Telecommunications  (0.1%)
Telefonos De Mexico                                               2,620       2,620                          138             138
                                                                                                                        ---------
Total United States

Venezuela  (0.3%)
Banks  (0.1%)
Banco Provincial S.A.                                           106,356     106,356                          105             105
                                                                                                                        ---------

Building Materials  (0.0%)
Corporacion Venezolana de
     Cementos S.A.C.A., Series I                                123,346     123,346                           36              36
Corporacion Venezolana de
     Cementos S.A.C.A., Series II                                16,446      16,446                            4               4
                                                                                                                        ---------
                                                                                                                              40
                                                                                                                        ---------
Food Manufacturing  (0.0%)
Mavesa S.A.                                                       9,450       9,450                           38              38
                                                                                                                        ---------

Steel  (0.0%)
Siderurgica Venezolana S.A.C.A.                                 424,491     424,491                           31              31
                                                                                                                        ---------

Telecommunications  (0.1%)
Compania Anonima Nacional
     Telefonos De Venezuela                                      12,550      12,550                          195             195
                                                                                                                        ---------

Utilities-Electric  (0.1%)
C.A. La Electricid de Caracas                                   367,689     367,689                          105             105
                                                                                                                        ---------
Total Venezuela                                                                                                              514
                                                                                                                        ---------
Total Common Stocks (Cost $144,062)                                                                                      158,179

Convertible Bonds  (1.0%)
Banks  (0.5%)
Mitsubishi Bank International
     Finance Bermuda, 3.00%                             943                     943             943                          943
                                                                                                                        ---------

Financial Services  (0.5%)
Bell Atlantic Financial Services, 5.75%, 4/1/03,        750                     750             769                          769
Conver shares of Telecom New Zealand                                                                                   ---------
Total Convertible Bonds (Cost $1,693)
                                                                                                                           1,712
                                                                                                                        ---------

Warrants  (0.0%)
France  (0.0%)
Vivendi                                                             550         550                            1               1
                                                                                                                        ---------
Total Warrants (Cost $0)                                                                                                       1
                                                                                                                        ---------



Total Investments (Cost $151,428)   -   99.3%                                               135,905       29,660         165,565
Other assets in excess of liabilities  -  0.7%                                               (1,062)       2,301           1,239
                                                                                          -----------  ----------        =========
TOTAL NET ASSETS   -   100.0%                                                            $  134,843     $ 31,961       $ 166,804
                                                                                                                         =========

------------

(a)  Non-income producing securities.
ADR - American Depository Receipts
GDR - Global Depository Receipts

                             The Victory Portfolios
                          Victory Funds/Gradison Funds

                     Notes to Pro Forma Financial Statements
                                   (Unaudited)

1. Organization Prior to Proposed Reorganization
   ---------------------------------------------


            The Victory Fund for Income, the Victory Ohio Municipal Bond Fund, the Victory Diversified Stock Fund, the Victory International Growth Fund and the Victory Special Growth Fund (the "Victory Funds") each are separate investment portfolios offered by The Victory Portfolios.

            The Gradison Government Income Fund is the sole series of Gradison Custodian Trust. The Gradison Ohio Tax-Free Income Fund is the sole series of Gradison-McDonald Municipal Custodian Trust. The Gradison Growth & Income Fund, the Gradison International Fund and the Gradison Opportunity Value Fund each are series of The Gradison Growth Trust. Those funds of the various Gradison Trusts are referred to herein as the "Gradison Funds."

            The Victory Portfolios, Gradison Custodian Trust, Gradison-McDonald Municipal Custodian Trust and Gradison Growth Trust each are registered as open-end management companies under the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objective of the Victory Fund for Income is to seek a high level of current income consistent with preservation of shareholders' capital. The investment objective of the Gradison Government Income Fund is to provide high current income through investment in U.S. Government obligations and obligations of agencies or instrumentalities of the U.S. Government. The investment objective of the Victory Ohio Municipal Bond Fund is to provide a high level of current interest income which is exempt from both federal income tax and Ohio personal income tax. The investment objective of the Gradison Ohio Tax-Free Income Fund is to provide as high a level of after-tax current income exempt from federal regular income tax and Ohio state personal income tax as is consistent with preservation of capital by investing primarily in municipal securities. The investment objective of the Victory Diversified Stock Fund is to provide long-term growth of capital. The investment objective of the Gradison Growth & Income Fund is long-term growth of capital, current income, and growth of income consistent with reasonable investment risk. The investment objective of the Victory International Growth Fund is to provide capital growth consistent with reasonable investment risk. The investment objective of the Gradison International Fund is growth of capital. The investment objective of the Victory Special Growth Fund is to provide capital appreciation. The investment objective of the Gradison Opportunity Value Fund is long-term capital growth by investing primarily in common stocks.

         The Victory Funds and the Gradison Funds are referred to collectively herein as the "Funds."

                             The Victory Portfolios
                          Victory Funds/Gradison Funds

               Notes to Pro Forma Financial Statements - Continued
                                   (Unaudited)

2.          Basis of Combination:
            --------------------

            The  unaudited  Pro  Forma   combining   Statements  of  Assets  and
Liabilities, Statements of Operations, and Schedules of Portfolio Investments reflect the accounts of the Victory Funds and Gradison Funds as if the proposed reorganization occurred as of and for the year ended October 31, 1998. The accompanying statements give effect to the proposed transfer described below and have been derived from the books and records of the Funds utilized in calculating daily net asset value at October 31, 1998.

            The Agreement and Plan of Reorganization and Termination provides that at the time the reorganization becomes effective (the "Effective Time of the Reorganization"), all assets and liabilities will be transferred such that at and after the Effective Time of Reorganization, the assets and liabilities of each Gradison Fund will become the assets and liabilities of a Victory Fund. The net assets of the Gradison Government Income Fund will be transferred to the Victory Fund for Income, the net assets of the Gradison Ohio Tax-Free Income Fund will be transferred to the Victory Ohio Municipal Bond Fund, the net assets of the Gradison Growth & Income Fund will be transferred to the Victory Diversified Stock Fund, the net assets of the Gradison International Fund will be transferred to the Victory International Growth Fund and the net assets of the Gradison Opportunity Value Fund will be transferred to the Victory Special Growth Fund. The Victory Special Growth Fund, concurrent with the reorganization, will be renamed, and is hereafter referred to as, the Victory Small Company Opportunity Fund.

            For accounting purposes, the historical basis of assets and liabilities of the Victory Funds will survive this reorganization, except for the Victory Fund for Income and the Victory Small Company Opportunity Fund, for which the historical basis of assets and liabilities of the corresponding Gradison Funds (the Gradison Government Income Fund and the Gradison Opportunity Value Fund, respectively), shall form the basis of accounting survivorship. Those Victory and Gradison Funds for which the basis of assets and liabilities will survive the reorganization are hereafter referred to as the "Survivor Funds," and all Survivor Funds will be separate investment portfolios of The Victory Portfolios. The Victory Portfolios, at the Effective Time of the Reorganization, will issue a new class of shares, Class G shares, for the net assets of each Survivor Fund in connection with the reorganization.

            In exchange for the transfer of assets and liabilities, The Victory Portfolios will issue to the Gradison Funds full and fractional Class G shares of the corresponding Survivor Funds, and the Gradison Funds will make a liquidating distribution of such Class G shares to its shareholders. The number of Class G shares of the Survivor Funds so issued will be equal in value to the full and fractional shares of the Gradison Funds that are outstanding immediately

                             The Victory Portfolios
                          Victory Funds/Gradison Funds

               Notes to Pro Forma Financial Statements - Continued
                                   (Unaudited)

prior to the Effective Time of the Reorganization. At and after the Effective Time of the Reorganization, all debts, liabilities and obligations of the Gradison Funds will attach to the Survivor Funds and may thereafter be enforced against the Survivor Funds to the same extent as if they had been incurred by it.

            Under generally accepted accounting principles, the Survivor Funds' basis, for purposes of determining net asset value, of the assets and liabilities of the Gradison Funds will be the fair market value of such assets and liabilities on the closing date of the transaction. The Victory Portfolios will recognize no gain or loss for federal tax purposes on its issuance of Class G shares in the reorganization.

            The accompanying pro forma financial statements represent the Survivor Funds, and reflect the combined results of operations of the Victory Funds and the Gradison Funds. However, should such reorganization be effected, the statements of operations of the Survivor Funds will not be restated for pre-combination period results of the corresponding Victory or Gradison Funds. The Pro Forma combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of the Funds.

            Expenses:
            --------

            Key Asset Management Inc. ("KAM"), a subsidiary of KeyCorp, serves as the investment adviser to The Victory Portfolios. Indocam International Investment Services, S.A. serves as a sub-adviser for the Victory International Growth Fund. KAM, and not The Victory Portfolios, pays sub-advisory fees as applicable. Affiliates of KAM and other financial institutions serve as Shareholder Servicing Agents for The Victory Portfolios. BISYS Fund Services ("BISYS") an indirect, wholly-owned subsidiary of The BISYS Group, Inc. serves as the administrator and distributor for The Victory Portfolios. BISYS Fund Services, Ohio, Inc., an affiliate of The BISYS Group, Inc., serves as Mutual Fund Accountant.

            Victory Funds

            The Victory Funds currently issue one class of shares, except the Victory Diversified Stock Fund and the Victory International Growth Fund, each of which are authorized to issue two classes of shares: Class A shares and Class B shares. In connection with the reorganization, each Victory Fund will be authorized to issue an additional class of shares (Class G shares), as described above. Each class of Victory shares has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single

                             The Victory Portfolios
                          Victory Funds/Gradison Funds

               Notes to Pro Forma Financial Statements - Continued
                                   (Unaudited)

class of shares, and the exchange privilege of each class of shares.

            Class A shares are subject to an initial sales charge upon purchase unless the shareholder is subject to an applicable waiver. Class B shares are subject to a contingent deferred sales charge (CDSC), which varies based on the length of time such shares are held. Class A and Class B shares, as applicable, are subject to a shareholder servicing fee, pursuant to a shareholder servicing plan, payable at an annual rate up to 0.25% of average daily net assets of those classes of shares. Class B shares are subject to a distribution fee, pursuant to the terms of a 12b-1 Plan, payable at the annual rate of 0.75% of the average net assets of Class B shares. Class G shares of each Victory Fund, pursuant to the terms of a 12b-1 Plan, will be subject to service fees and distribution fees, as applicable, corresponding to those borne by the predecessor Gradison Fund, as described below under the caption "Gradison Funds."

            Under the terms of the investment advisory agreement, KAM is entitled to receive fees computed at the annual rate of 0.50%, 0.60%, 0.65%, 1.10% and 1.00% of average net assets of the Victory Fund for Income, the Victory Ohio Municipal Bond Fund, the Victory Diversified Stock Fund, the Victory International Growth Fund and the Victory Small Company Opportunity Fund, respectively. At the time the reorganization becomes effective, the investment advisory fees for the Victory Small Company Opportunity Fund will change, and KAM will be entitled to receive fees computed at the annual rate of 0.65% of average net assets up to $100 million, 0.55% of average net assets between $100 million and $200 million and 0.45% of average net assets over $200 million. Such fees, net of voluntary fee waivers, as applicable, are accrued daily and paid monthly. For the year ended October 31, 1998, total KAM investment advisory fees incurred by the Funds, and advisory fees waived, were as follows:

                                            Total Fees             Waiver
                                            ----------             ------

Victory Fund for Income                     $   120,000      $    104,000
Victory Ohio Municipal Bond Fund                476,000           174,000
Victory Diversified Stock Fund                6,062,000         1,023,000
Victory International Growth Fund             1,206,000           123,000
Victory Small Company Opportunity Fund        1,068,000           148,000

            Under the terms of the administration agreement, BISYS' fees are computed at the annual rate of 0.15% of each Funds' average daily net assets of $300 million and less, 0.12% of each Funds' average daily net assets between $300 million and $600 million and 0.10% of each Funds' average daily net assets greater than $600 million. BISYS voluntarily waived a portion of these fees during the year ended October 31, 1998. For the year ended October 31, 1998, BISYS' fees, and amounts waived, were as follows:

                                            Total Fees             Waiver
                                            ----------             ------

Victory Fund for Income                     $   36,000             $22,000
Victory Ohio Municipal Bond Fund               119,000                   -
Victory Diversified Stock Fund               1,143,000                   -
Victory International Growth Fund              164,000                   -
Victory Small Company Opportunity Fund         160,000                   -

            Gradison Funds

            The Gradison Funds issue one class of shares. The rights and privileges of those shares are analogous to the Class G shares of the Surviving Funds.

            McDonald Investments Inc. ("McDonald") serves as investment adviser for the Gradison Funds. Blairlogie Capital Management ("Blairlogie") serves as sub-adviser for the Gradison International Fund. Blairlogie's fees are borne by McDonald, and not the Gradison International Fund. Under the terms of the investment advisory agreement, McDonald is entitled to receive fees computed at the annual rate of 0.50% of average net assets of each of the Gradison
Government Income Fund and the Gradison Ohio Tax-Free Income Fund. McDonald receives advisory fees computed at the annual rate of 0.65% of average net assets up to $100 million, 0.55% of average net assets between $100 million and $200 million and 0.45% of average net assets over $200 million of each of the Gradison Growth & Income Fund and the Gradison Opportunity Value Fund. Advisory fees paid to McDonald for the Gradison International Fund are computed based on 1.00% of average net assets up to $100 million, 0.90% of average net assets between $100 million and $250 million, 0.80% of average net assets between $250 million and $500 million, and 0.75% of average net assets over $500 million. For the year ended October 31, 1998, total investment advisory fees incurred by the Gradison Funds, and amounts waived by McDonald, as applicable, were as follows:

                                            Total Fees             Waiver
                                            ----------             ------

Gradison Government Income Fund             $784,000                    -
Gradison Ohio Tax-Free Income Fund           474,000                    -
Gradison Growth & Income Fund                369,000                    -
Gradison International Fund                  322,000              $76,000
Gradison Opportunity Value Fund              969,000                    -

                             The Victory Portfolios
                          Victory Funds/Gradison Funds

               Notes to Pro Forma Financial Statements - Continued
                                   (Unaudited)

Under the terms of a Distribution Plan adopted under Rule 12b-1 of the 1940 Act, the distributor receives a service fee at the annual rate of 0.25% of average daily net assets of each Gradison Fund. The service fee is paid as compensation to agents for providing personal services to shareholders of the Gradison Funds, including responding to shareholder inquiries and providing information to shareholders about their Gradison Fund accounts. The distributor uses the fee to make payments to authorized dealers for providing these services to Gradison Fund shareholders. The distributor also receives a distribution fee in an additional amount of up to 0.25% of the average net assets of the Gradison
Growth & Income Fund, the Gradison International Fund and the Gradison Opportunity Value Fund. The distribution fee is paid for general distribution services and as compensation for selling shares of the Gradison Funds. These fees are calculated on a daily basis and paid to the distributor monthly. The distributor makes payments to financial intermediaries and securities dealers of those amounts for personal services to shareholders and for assistance in selling shares of the Gradison Funds. Effective October 23, 1998, BISYS serves as distributor for the Gradison Funds. Prior to that date, McDonald served as the distributor. For the year ended October 31, 1998, the Gradison Funds paid distribution fees as follows:

                                             Total Fees
                                             ----------

Gradison Government Income Fund                $385,000
Gradison Ohio Tax-Free Income Fund              237,000
Gradison Growth & Income Fund                   284,000
Gradison International Fund                     161,000
Gradison Opportunity Value Fund                 791,000



Pro Forma Adjustments and Pro Forma Combined Columns
----------------------------------------------------

            The pro forma adjustments and pro forma combined columns of the statements of operations reflect the adjustments necessary to show expenses at the contractual rates, including the reduced advisory fee rate for the Victory Small Company Opportunity Fund adopted at the time the reorganization becomes effective, that would have been in effect if the Gradison Funds were included in the Victory Funds for the year ended October 31, 1998. The investment advisory fees and, for Class B and Class G shares, the 12b-1 and shareholder service fees, as applicable, disclosed in the pro forma combined column are calculated at the rates in effect for the Survivor Funds based upon the combined net assets of the Victory Funds and the Gradison Funds. As part of the reorganization, KAM has committed to waive its management fee, or reimburse expenses, as allowed by law, to the extent necessary to maintain expenses of the Survivor Funds so that total expenses for Class G Shares would not exceed specified limits until

                             The Victory Portfolios
                          Victory Funds/Gradison Funds

               Notes to Pro Forma Financial Statements - Continued
                                   (Unaudited)

April 1, 2001. Accordingly, the pro forma adjustments reflect the waiver or reimbursement of these amounts by KAM at levels sufficient to meet these commitments.

            The pro forma adjustments and pro forma combined columns of the statements of assets and liabilities reflect the adjustment necessary to show the reclassification of the unamortized organization costs of the Funds that are not the Survivor Funds against capital. The pro forma schedules of portfolio investments give effect to the proposed transfer of such assets as if the reorganization had occurred at October 31, 1998.

            The pro forma combined accumulated undistributed net realized gains (losses) from investment transactions in the accompanying statements of assets and liabilities may include amounts identified as capital loss carryforwards as of each Funds' most recent fiscal year end date prior to the Effective Date of the Reorganization. The Gradison Government Income Fund had a capital loss carryforward for Federal income tax purposes as of December 31, 1997 of approximately $5,948,000. The Gradison International Fund had a capital loss
carryforward   for  Federal  income  tax  purposes  as  of  March  31,  1998  of approximately $360,000. Utilization of these capital loss carryforwards subsequent to the Effective Date of the Reorganization may be limited under the provisions of the Internal Revenue Code.

3.          Portfolio Valuation, Securities Transactions and Related Income:
            ---------------------------------------------------------------

            Investments in common and preferred stocks, corporate bonds, commercial paper, municipal and foreign government bonds, U.S. Government securities and securities of U.S. Government agencies are valued at their market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded on or the basis of valuation procedures approved by the Board of Trustees. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

            Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

                             The Victory Portfolios
                          Victory Funds/Gradison Funds

                     Notes to Pro Forma Financial Statements
                                   (Unaudited)

4.          Capital Shares:
            --------------

            In connection with the reorganization, the Victory and Gradison Funds that comprise the Survivor Funds, each a separate investment portfolio of The Victory Portfolios, will each issue additional, separate Class G shares. The one class of each of the Gradison Funds has rights and privileges analogous to those of Class G shares of the Survivor Funds. Class G shares will not be subject to a sales charge upon purchase or redemption.

            The pro forma net asset values per share assume the impact of any required corporate actions relating to shares of The Victory Portfolios that would have occurred at October 31, 1998 in connection with the proposed reorganization of the Victory Funds and the Gradison Funds into the Survivor Funds as described above. The pro forma number of shares outstanding consists of the following:


------------------------------------------------------- ----------------------- ----------------------------
                                                        Shares Outstanding at     Reverse Stock Splits to
                                                           October 31, 1998           Facilitate the
                                                                (000)                 Reorganization
                                                                                           (000)
------------------------------------------------------- ----------------------- ----------------------------

Victory Fund for Income                                                  2,923                        (767)
------------------------------------------------------- ----------------------- ----------------------------
Victory Ohio Municipal Bond Fund                                         6,872
------------------------------------------------------- ----------------------- ----------------------------
Victory Diversified Stock Fund                                          52,247
------------------------------------------------------- ----------------------- ----------------------------
Victory International Growth Fund                                       10,223
------------------------------------------------------- ----------------------- ----------------------------
Victory Small Company Opportunity Fund                                   8,537                      (4,797)
------------------------------------------------------- ----------------------- ----------------------------



------------------------------------------------------- ----------------------- ----------------------------
                                                         Additional Shares Issued     Pro forma Shares at
                                                          in the Reorganization         October 31, 1998
                                                                  (000)                      (000)

------------------------------------------------------- --------------------------- -------------------------
Victory Fund for Income                                                     12,051                    14,207
------------------------------------------------------- --------------------------- -------------------------
Victory Ohio Municipal Bond Fund                                             9,509                    16,381
------------------------------------------------------- --------------------------- -------------------------
Victory Diversified Stock Fund                                               3,419                    55,666
------------------------------------------------------- --------------------------- -------------------------
Victory International Growth Fund                                            2,423                    12,646
------------------------------------------------------- --------------------------- -------------------------
Victory Small Company Opportunity Fund                                       6,709                    10,449
------------------------------------------------------- --------------------------- -------------------------


            Immediately prior to the reorganization, the Victory Fund for Income and the Victory Small Company Opportunity Fund will effect a reverse stock split to adjust the net asset value per share such that the net asset value per share of each respective Survivor Fund will equal that of the predecessor Gradison
Fund. The impact of these reverse stock splits are reflected above in the "Reverse Stock Splits to Facilitate the Reorganization" column.
